   As filed with the Securities and Exchange Commission on August 17, 2001
                                                     Securities Act File No. 333
================================================================================
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                              __________________
                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                              __________________
        . Pre-Effective Amendment No.  . Post-Effective Amendment No. 8
                       (Check appropriate box or boxes)

                              __________________
                        SUNAMERICA STRATEGIC INVESTMENT
                                 SERIES, INC.
            (Exact Name of Registrant as Specified in its Charter)

                              __________________
                                1-800-858-8850
                       (Area Code and Telephone Number)
                              __________________


                               733 Third Avenue
                                  Third Floor
                              New York, NY  10017
                   (Address of Principal Executive Offices:
                    Number, Street, City, State, Zip Code)

                              __________________


                             Robert M. Zakem, Esq.
                     c/o SunAmerica Asset Management Corp.
                               733 Third Avenue
                                  Third Floor
                              New York, NY 10017
                    (Name and Address of Agent for Service)

                              __________________

                                   Copy to:

                             Counsel for the Fund:
                              Shearman & Sterling
                             599 Lexington Avenue
                              New York, NY  10022
                       Attention: Joel H. Goldberg, Esq.

                               __________________

                 Approximate Date of Proposed Public Offering:
As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Common Stock, Par Value $0.0001
                                  per share.

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
================================================================================

[Presidents Letter]


[Q&A]
================================================================================

                             NORTH AMERICAN FUNDS
                               Stock Index Fund
                           Science & Technology Fund
                       Aggressive Growth LifeStyle Fund
                        Moderate Growth LifeStyle Fund
                      Conservative Growth LifeStyle Fund
                              286 Congress Street
                         Boston, Massachusetts  02210
                              __________________

                NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
                              __________________

                        TO BE HELD ON NOVEMBER 7, 2001

To our Shareholders:

     Notice is Hereby Given that a joint special meeting of shareholders (the "Meeting") of the Stock Index Fund (the "NAF Stock Index Fund"), Science & Technology Fund (the "NAF Science & Technology Fund"), Aggressive Growth LifeStyle Fund (the "NAF Aggressive Growth LifeStyle Fund"), Moderate Growth LifeStyle Fund (the "NAF Moderate Growth LifeStyle Fund") and Conservative Growth LifeStyle Fund (the "NAF Conservative Growth LifeStyle Fund," and together with the NAF Stock Index Fund, NAF Science & Technology Fund, NAF Aggressive Growth LifeStyle Fund and NAF Moderate Growth Lifestyle Fund, the "Acquired Funds") of North American Funds will be held at the principal executive offices of North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001 at 10:00 a.m. Eastern Time, for the following purposes:

(1) (a) All Acquired Funds: to approve or disapprove a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of each of the Acquired Funds, the terms of which are the same in all material respects to the previous investment advisory agreement with AGAM;

     (b) All Acquired Funds (other than the NAF Science & Technology Fund): to approve or disapprove a new subadvisory agreement (the "New Subadvisory Agreement") between AGAM and American General Investment Management, L.P. ("AGIM") or an affiliate thereof, the terms of which are the same in all material respects as the previous subadvisory agreement between AGAM and AGIM;

(2) (a) NAF Stock Index Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Stock Index Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Stock Index Fund by the SunAmerica Stock Index Fund of SunAmerica Strategic Investment Series, Inc. (the "SunAmerica Stock Index Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Stock Index Fund, as described in the accompanying proxy statement and prospectus. The SunAmerica Stock Index Fund is a newly created series of SunAmerica Strategic Investment Series, Inc., created for the purpose of receiving the assets from the NAF Stock Index Fund. The Stock Index Funds Agreement and Plan also provides for distribution of the shares of the SunAmerica Stock Index Fund to shareholders of the NAF Stock Index Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Stock Index Fund as a separate investment portfolio of North American Funds;

     (b) NAF Science & Technology Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Science & Technology Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Science & Technology Fund by the SunAmerica Science & Technology Fund of SunAmerica Strategic Investment Series, Inc. (the "SunAmerica Science & Technology Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Science & Technology Fund, as described in the accompanying proxy statement and prospectus. The SunAmerica Science & Technology Fund is a newly created series of SunAmerica Strategic Investment Series, Inc., created for the purpose of receiving the assets from the NAF Science & Technology Fund. The Science & Technology Funds Agreement and Plan also provides for distribution of such shares of the SunAmerica Science & Technology Fund to shareholders of the NAF Science & Technology Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Science & Technology Fund as a separate investment portfolio of North American Funds as a separate investment portfolio of North American Funds;

     (c) NAF Aggressive Growth LifeStyle Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Aggressive Growth LifeStage Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Aggressive Growth LifeStyle Fund by the SunAmerica Aggressive Growth LifeStage Fund of SunAmerica Strategic Investment Series, Inc. (the "SunAmerica Aggressive Growth LifeStage Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Aggressive Growth LifeStage Fund, as described in the accompanying proxy statement and prospectus. The SunAmerica Aggressive Growth LifeStage Fund is a newly created series of SunAmerica Strategic Investment Series, Inc., created for the purpose of receiving the assets of the NAF Aggressive Growth LifeStyle Fund. The Aggressive Growth LifeStage Funds Agreement and Plan also provides for distribution of such shares of the SunAmerica Aggressive Growth LifeStage Fund to shareholders of the NAF Aggressive Growth LifeStyle Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Aggressive Growth LifeStyle Fund as a separate investment portfolio of North American Funds;

     (d) NAF Moderate Growth LifeStyle Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Moderate Growth LifeStage Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Moderate Growth LifeStyle Fund by the SunAmerica Moderate Growth LifeStage Fund of SunAmerica Strategic Investment Series, Inc. (the "SunAmerica Moderate Growth LifeStage Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Moderate Growth LifeStage Fund, as described in the accompanying proxy statement and prospectus. The SunAmerica Moderate Growth LifeStage Fund is a newly created series of SunAmerica Strategic Investment Series, Inc., created for the purpose of receiving the assets from the NAF Moderate Growth Lifestyle Fund. The Moderate Growth LifeStage Funds Agreement and Plan also provides for distribution of such shares of the SunAmerica Moderate Growth LifeStage Fund to shareholders of the NAF Moderate Growth LifeStyle Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Moderate Growth LifeStyle Fund as a separate investment portfolio of North American Funds;

     (e) NAF Conservative Growth LifeStyle Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Conservative Growth LifeStage Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Conservative Growth LifeStyle Fund by the SunAmerica Conservative Growth LifeStage Fund of SunAmerica Strategic Investment Series, Inc. (the "SunAmerica Conservative Growth Lifestage Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Conservative Growth LifeStage Fund, as described in the accompanying proxy statement and prospectus. The SunAmerica Conservative Growth LifeStage Fund is a newly created series of SunAmerica Strategic Investment Series, Inc., created for the purpose of receiving the assets from the NAF Conservative Growth LifeStyle Fund. The Conservative Growth LifeStyle Funds Agreement and Plan also provides for distribution of such shares of the SunAmerica Conservative Growth LifeStage Fund to shareholders of the NAF Conservative Growth LifeStyle Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Conservative Growth LifeStyle Fund ; and

(3) To transact such other business as properly may come before the Meeting or any adjournment thereof.

     The Board of Trustees of North American Funds has fixed the close of business on September 17, 2001 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

     A complete list of the shareholders of each of the Acquired Funds entitled to vote at the Meeting will be available and open to the examination of any shareholders of each Acquired Fund for any purpose germane to such Meeting during ordinary business hours from and after October 24, 2001 at the offices of North American Funds, 286 Congress Street, Boston, Massachusetts and at the Meeting.

     You are cordially invited to attend the Meeting. Shareholders who do not expect to attend the Meeting in person are requested to complete, date and sign the enclosed respective form of proxy and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, you may vote your shares by calling a specially designated telephone number (toll free 1-888-850-2811) or via the Internet at http://proxy. ______ .com. Each of the enclosed proxies is being solicited on behalf of the Board of Trustees of North American Funds.

     The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Investment Advisory Agreement, the New Subadvisory Agreement (if applicable) and the respective Agreement and Plan of Reorganization.

                                            By Order of the Board of Trustees,


                                            John I. Fitzgerald
                                            Secretary, North American Funds

Boston, Massachusetts
Dated:  September __, 2001

                             SUBJECT TO COMPLETION
                    COMBINED PROXY STATEMENT AND PROSPECTUS

                 SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
                             NORTH AMERICAN FUNDS

                              ___________________

                   JOINT SPECIAL MEETING OF SHAREHOLDERS OF
                               STOCK INDEX FUND
                           SCIENCE & TECHNOLOGY FUND
                       AGGRESSIVE GROWTH LIFESTYLE FUND
                        MODERATE GROWTH LIFESTYLE FUND
                                      AND
                      CONSERVATIVE GROWTH LIFESTYLE FUND
                                      OF
                             NORTH AMERICAN FUNDS
                              __________________
                               NOVEMBER 7, 2001


     This Proxy Statement and Prospectus describes a proposal to approve or disapprove (i) a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of your Fund, the terms of which are the same in all material respects as the previous investment advisory agreement with AGAM (the "Previous Investment Advisory Agreement"), and (ii) a new subadvisory agreement (the "New Subadvisory Agreement") between AGAM and American General Investment Management, L.P. ("AGIM") or an affiliate thereof (collectively, "New AGIM"), the terms of which are the same in all material respects as the previous subadvisory agreement between AGAM and AGIM (the "Previous Subadvisory Agreement"). The proposal relating to the New Subadvisory Agreement does not apply to the NAF Science & Technology Fund (as defined below), which is not advised by AGIM.

     The Board of Trustees (the "NAF Board") of North American Funds, a Massachusetts business trust, is seeking your proxy to vote in favor of these proposals at the Joint Special Meeting of Shareholders (the "Meeting") to be held on November 7, 2001.

     In addition, the Meeting also has been called to approve or disapprove the proposed Agreement and Plan of Reorganization (each a "Plan" and collectively, the "Plans") between North American Funds on behalf of each of its investment portfolios set forth below (each an "Acquired Fund" and collectively, the "Acquired Funds") and SunAmerica Strategic Investment Series, Inc., a Maryland corporation, on behalf of each of its respective investment portfolios set forth below (each an "Acquiring Fund," and collectively, the "Acquiring Funds"):

--------------------------------------------------------------------------------------------------------------------------------
                         Acquired Fund                                                   Acquiring Fund
                         -------------                                                   --------------
--------------------------------------------------------------------------------------------------------------------------------
Stock Index Fund (the "NAF Stock Index Fund")                    SunAmerica Stock Index Fund (together with the NAF Stock Index
                                                                 Fund, the "Stock Index Funds" and following the applicable
                                                                 Reorganization, the "Stock Index Combined Fund.")
--------------------------------------------------------------------------------------------------------------------------------
Science & Technology Fund (the "NAF Science & Technology Fund")  SunAmerica Science & Technology Fund (together with the NAF
                                                                 Science & Technology Fund, the "Science & Technology Funds"
                                                                 and following the applicable Reorganization, the "Science &
                                                                 Technology Combined Fund.")
--------------------------------------------------------------------------------------------------------------------------------

                              __________________
 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                  EXCHANGE COMMISSION, NOR HAS THE COMMISSION
 PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                              __________________
    The Date of this Proxy Statement and Prospectus is September __, 2001.

--------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth LifeStyle Fund (the "NAF Aggressive Growth     SunAmerica Aggressive Growth LifeStage Fund (together with the
LifeStyle Fund")                                                 NAF Aggressive Growth LifeStyle Fund, the "Aggressive Growth
                                                                 LifeStage Funds" and following the applicable Reorganization, the "Aggressive Growth LifeStage Combined Fund.")
--------------------------------------------------------------------------------------------------------------------------------
Moderate Growth LifeStyle Fund (the "NAF Moderate Growth         SunAmerica Moderate Growth LifeStage Fund (together with the
LifeStyle Fund")                                                 NAF Moderate Growth LifeStyle Fund, the "Moderate Growth
                                                                 LifeStage Funds" and following the applicable Reorganization, the "Moderate Growth LifeStage Combined Fund.")
--------------------------------------------------------------------------------------------------------------------------------
Conservative Growth LifeStyle Fund (the "NAF Conservative        SunAmerica Conservative Growth LifeStage Fund (together with
Growth LifeStyle Fund")                                          the NAF Conservative Growth LifeStyle Fund, the "Conservative
                                                                 Growth LifeStage Funds" and following the applicable
                                                                 reorganization, the "Conservative Growth LifeStage Combined
                                                                 Fund.")
--------------------------------------------------------------------------------------------------------------------------------

     Each Plan provides for the acquisition by an Acquiring Fund of substantially all of the assets, and assumption of substantially all of the liabilities, of the respective Acquired Fund, solely in exchange for an equal aggregate value of newly issued shares (the "Corresponding Shares") of such Acquiring Fund (each a "Reorganization" and collectively, the "Reorganizations"). Immediately thereafter, and as part of the respective Reorganization, such Acquired Fund will distribute the Corresponding Shares received in such Reorganization to its shareholders. The consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization.

     Shareholders will receive the same class of Corresponding Shares as the shares of the respective Acquired Fund held by them immediately prior to the applicable Reorganization. (However, if a shareholder owns Class C shares of an Acquired Fund, he or she will receive Class II shares of the respective Acquiring Fund since the Acquiring Funds do not have a class of shares called Class C.) The aggregate net asset value of the Corresponding Shares will equal the aggregate net asset value of a shareholder's Acquired Fund shares. This means that a shareholder may end up with a different number of shares compared to what he or she originally held, but the total dollar value of the shares will remain the same.

     The Acquired Funds and the Acquiring Funds sometimes are referred to herein collectively as the "Funds" and individually as a "Fund," as the context requires. The Acquiring Funds following the Reorganizations sometimes are referred to herein collectively as the "Combined Funds" and individually as a "Combined Fund."

     There can be no assurance that, after the Reorganizations, the Combined Funds will achieve their respective investment goals.

     This Proxy Statement and Prospectus serves as a prospectus of SunAmerica Strategic Investment Series, Inc. under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of the Corresponding Shares by the Acquiring Funds to the Acquired Funds pursuant to the terms of the Reorganizations.

     Both North American Funds and SunAmerica Strategic Investment Series, Inc. are open-end series management investment companies. North American Funds is organized as a Massachusetts business trust, and SunAmerica Strategic Series, Inc. is organized as a Maryland corporation. Each of the Acquiring Funds are newly created and have not yet commenced operations.

     Information about the Acquired Funds and the Acquiring Funds is available in other documents that have been filed with the Securities and Exchange Commission (the "Commission"). These other documents are available without charge by writing North American Funds at 286 Congress Street, Boston, Massachusetts 02210, or by calling toll-free 1-800-872-8037 if they relate to the Acquired Funds or by writing SunAmerica Strategic Investment Series, Inc. at The SunAmerica Center, 733 Third Avenue, New York, New York 10017 or by calling toll-free 1-800-858-8850 if they relate to the Acquiring Funds. These documents are:

   . The prospectuses relating to the Acquiring Funds, each dated September __, 2001 (the "Acquiring Funds Prospectuses"). (1)(2)
   . The current prospectuses relating to the Acquired Funds, each dated March 1, 2001, as supplemented (the "Acquired Funds Prospectuses").
          (2)
   . The statements of additional information relating to the Acquiring Funds, each dated September __, 2001 (the "Acquiring Funds Statements").

   . A statement of additional information relating to the Acquired Funds, dated March 1, 2001, as supplemented (the "Acquired Funds Statement").
   . The Annual Report to Shareholders of the Acquired Funds for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders of the Acquired Funds for the six month period ended April 30, 2001.

   (1) Copies are attached to this Proxy Statement and Prospectus as Appendix I and Appendix II, respectively.

   (2) The document is incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).

       Each of the Acquiring Funds is being organized as a separate investment portfolio of SunAmerica Strategic Investment Series, Inc. for the purpose of accomplishing the applicable Reorganization and has not yet commenced operations. This Proxy Statement and Prospectus sets forth concisely the information about an Acquiring Fund that shareholders of the respective Acquired Fund should know before considering the applicable Reorganization and should be retained for future reference. The Acquired Funds have authorized the solicitation of proxies solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

       Additional information contained in a preliminary statement of additional information relating to this Proxy Statement and Prospectus (the "Statement of Additional Information"), including pro forma financial statements of each Combined Fund giving effect to the consummation of the applicable Reorganization, is on file with the Commission. The Statement of Additional Information is available without charge, upon request by calling one of the toll free numbers set forth below or by writing North American Funds or SunAmerica Strategic Investment Series, Inc. at the addresses set forth below. The Statement of Additional Information, [dated September __, 2001], is incorporated by reference into this Proxy Statement and Prospectus.

       The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, the Acquiring Funds Prospectuses, the Acquired Funds Prospectuses, the Acquiring Funds Statements, the Acquired Funds Statement, other material incorporated by reference and other information regarding the Funds.

       The address of the principal executive offices of SunAmerica Strategic Investment Series, Inc. is The SunAmerica Center, 733 Third Avenue, New York, New York 10017, the telephone number is 1-800-858-8850 and the web address is http://www.sunamericafunds.com. The address of the principal executive offices
------------------------------
of North American Funds is 286 Congress Street, Boston, Massachusetts 02210, the telephone number is 1-800-872-8037 and the web address is http://www.northamericanfunds.com.
---------------------------------

                               TABLE OF CONTENTS

                                                                                                                  Page
                                                                                                                  ----
INTRODUCTION...................................................................................................     1

SUMMARY........................................................................................................     2

THE MERGER AND THE NEW INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS..........................................     2

THE REORGANIZATIONS............................................................................................     3
     FEE TABLES................................................................................................     5
     EXAMPLES..................................................................................................    12
     THE FUNDS.................................................................................................    19
     Business of the Acquired Funds............................................................................    19
     Business of the Acquiring Funds...........................................................................    19
     Comparison of the Funds...................................................................................    19

PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS..............................................................    24
     RISKS OF INVESTING IN THE FUNDS...........................................................................    24
     All Funds.................................................................................................    24
     Stock Index Funds.........................................................................................    24
     Science & Technology Funds................................................................................    24
     Growth LifeStage Funds....................................................................................    25

PROPOSAL NOS. 1(a) AND (b):  APPROVAL OF THE NEW INVESTMENT  ADVISORY AGREEMENT AND NEW SUBADVISORY AGREEMENT..    27

THE MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT AND NEW SUBADVISORY AGREEMENT.............................    27
     Board Considerations......................................................................................    27

THE NEW INVESTMENT ADVISORY AGREEMENT..........................................................................    29
     Description of the New Investment Advisory Agreement......................................................    29
     Additional Information About AGAM.........................................................................    29

THE NEW SUBADVISORY AGREEMENT..................................................................................    31
     Description of the New Subadvisory Agreement..............................................................    31
     Additional Information About AGIM.........................................................................    32

PROPOSAL NOS. 2(a) - (e):  APPROVAL OF THE PLANS...............................................................    33

COMPARISON OF THE FUNDS........................................................................................    33
     Investment Policies.......................................................................................    33
     Directors and Officers....................................................................................    34
     Management Arrangements...................................................................................    38
     Distribution and Shareholder Servicing Arrangements.......................................................    40
     Other Service Agreements with Affiliates..................................................................    41
     Purchase, Exchange and Redemption of Shares...............................................................    42
     Performance...............................................................................................    46
     Shareholder Rights........................................................................................    47
     Tax Information...........................................................................................    48
     Portfolio Transactions....................................................................................    48
     Portfolio Turnover........................................................................................    48

     Additional Information....................................................................................    48

THE REORGANIZATIONS............................................................................................    49
     General...................................................................................................    49
     Terms of the Plans........................................................................................    50
     NAF Board Considerations:  Potential Benefits to Shareholders as a Result of the Reorganizations..........    51
     Federal Income Tax Consequences of the Reorganizations....................................................    54
     Capitalization............................................................................................    55

GENERAL........................................................................................................    58

INFORMATION CONCERNING THE MEETING.............................................................................    58
     Date, Time and Place of Meeting...........................................................................    58
     Solicitation, Revocation and Use of Proxies...............................................................    58
     Record Date and Outstanding Shares........................................................................    58
     Security Ownership of Certain Beneficial Owners and Management of the Funds...............................    58
     Voting Rights and Required Vote...........................................................................    59

ADDITIONAL INFORMATION.........................................................................................    60

LEGAL PROCEEDINGS..............................................................................................    61

LEGAL OPINIONS.................................................................................................    61

EXPERTS........................................................................................................    61

SHAREHOLDER PROPOSALS..........................................................................................    61

                                 INTRODUCTION
                                 ------------

     This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of North American Funds for use at the Meeting to be held at the principal executive offices of North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001, at 10:00 a.m., Eastern Time. The mailing address for the Acquired Funds is 286 Congress Street, Boston, Massachusetts 02210. The approximate mailing date of this Proxy Statement and Prospectus is September [27], 2001.

     The shareholders solicited and entitled to vote on Proposals 1a, 1b, 2a, 2b, 2c, 2d and 2e of this Proxy Statement and Prospectus are outlined in the following table:

                                 Proposal                                        Fund
                                 --------                                        ----
1.  (a)       Approval of New Investment Advisory Agreement  All Acquired Funds, each voting separately

    (b)       Approval of New Subadvisory Agreement          All Acquired Funds (other than the NAF Science
                                                             & Technology Fund), each voting separately

2.  (a)       Approval of Plan relating to the Stock Index   NAF Stock Index Fund
              Funds

    (b)       Approval of Plan relating to the Science &     NAF Science & Technology Fund
              Technology Funds

    (c)       Approval of Plan relating to the Aggressive    NAF Aggressive Growth LifeStyle Fund
              Growth LifeStage Funds

    (d)       Approval of Plan relating to the Moderate      NAF Moderate Growth LifeStyle Fund
              Growth LifeStage Funds

    (e)       Approval of Plan relating to the               NAF Conservative Growth LifeStyle Fund
              Conservative Growth LifeStage Funds

                                    SUMMARY
                                    -------

     The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the New Investment Advisory Agreement, the New Subadvisory Agreement and in the form of the Plans, attached hereto as Exhibits IA, IB and II, respectively.

     In this Proxy Statement and Prospectus, the term "Reorganization" refers to
(i) the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of an Acquired Fund by the respective Acquiring Fund solely in exchange for an equal aggregate value of the Corresponding Shares of such Acquiring Fund, and (ii) the subsequent distribution of such Corresponding Shares to the shareholders of the Acquired Fund. The consummation of one Reorganization is not conditioned on the consummation of any other Reorganization.

     THE MERGER AND THE NEW INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

     On ____________, 2001, American International Group, Inc. ("AIG"), the parent company of SunAmerica Asset Management Corp. ("SAAMCo"), acquired American General Corporation ("American General"), the parent company of AGAM and AGIM (the "Merger"). As a result of the Merger, AGAM became a subsidiary of AIG.

     As required by the Investment Company Act of 1940, as amended (the "Investment Company Act"), both the Previous Investment Advisory Agreement and the Previous Subadvisory Agreement (collectively, the "Previous Agreements") provided for automatic termination upon assignment. The consummation of the Merger constituted an assignment, as that term is defined in the Investment Company Act, of the Previous Agreements, and, consequently, their termination.

     At a meeting of the NAF Board held on July 16-17, 2001, the NAF Board, including all of the Trustees who are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) ("NAF Independent Trustees") unanimously approved an interim investment advisory agreement (the "Interim Investment Advisory Agreement") between AGAM and North American Funds with respect to the Acquired Funds in order to allow AGAM to continue to serve as investment adviser for the Acquired Funds after the Merger. Pursuant to the terms of the Interim Investment Advisory Agreement, AGAM is responsible for the management of the investment portfolio (and, in connection therewith, selection of the subadviser(s) (each a "Subadviser") responsible for the direct management of such investment portfolio) of each Acquired Fund and for providing certain administrative services to each Acquired Fund. The NAF Board, including all of the NAF Independent Trustees, also unanimously approved an interim subadvisory agreement (the "Interim Subadvisory Agreement" and together with the Interim Investment Advisory Agreement, the "Interim Agreements") between AGAM and New AGIM, an affiliate of AGAM, in order to allow New AGIM to continue to serve as the subadviser after the Merger for each of the Acquired Funds (other than the NAF Science & Technology Fund, which is not subadvised by New AGIM). Pursuant to the terms of the Interim Subadvisory Agreement, New AGIM is responsible for managing the investment and reinvestment of the assets of each Acquired Fund (other than the NAF Science & Technology Fund), subject to the supervision of the NAF Board. The terms of the Interim Investment Advisory Agreement and Interim Subadvisory Agreement are similar in all material respects to those of the Previous Investment Advisory Agreement and Previous Subadvisory Agreement, respectively. Under the Investment Company Act, however, AGAM and New AGIM may continue to serve as the investment adviser and subadviser, respectively, for each Acquired Fund (other than, in the case of New AGIM, the NAF Science & Technology Fund) beyond an interim period of 150 days only if shareholders of such Acquired Fund approve a new investment advisory agreement with AGAM and a new subadvisory agreement with New AGIM. Consequently, the NAF Board unanimously approved, and recommended shareholder approval of, the New Investment Advisory Agreement and New Subadvisory Agreement (collectively, the "New Agreements") on July 16-17, 2001. The New Agreements, if approved by shareholders, would take effect immediately upon such approval. The terms of each New Agreement, including advisory fees, are the same in all material respects as those of the respective Previous Agreement. See "Proposal No. 1(a): Approval of the New Investment Advisory Agreement -- The Merger and the New Investment Advisory Agreement -- Description of the New Investment Advisory Agreement" below for a description of the New Investment Advisory Agreement and the services to be provided by AGAM thereunder, and "Proposal No. 1(b): Approval of the New Subadvisory

Agreement -- The New Subadvisory Agreement -- Description of the New Subadvisory Agreement" below for a description of the New Subadvisory Agreement and the services to be provided by New AGIM thereunder.

     In addition, the NAF Board also approved the continuation of the subadvisory agreement with T. Rowe Price Associates, Inc. ("T. Rowe Price") for the NAF Science & Technology Fund, which had terminated upon termination of the Previous Investment Advisory Agreement. Such approval was made in accordance with a "Manager of Managers" order granted by the Commission to North American Funds (which applies to selection of unaffiliated subadvisers) and therefore the new subadvisory agreement for the NAF Science & Technology Fund does not require shareholder approval.

     In connection with its approval of the New Agreements, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM and AGIM. The NAF Board considered that the Merger did not involve any changes in the overall form of the advisory or subadvisory contracts, the advisory fees, or any of the Acquired Funds' objectives or policies. As part of their deliberations, the NAF Board took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM and/or New AGIM; the amount and structure of investment advisers' fees generally and the fees payable under the New Agreements; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry; and the structure of the Merger.

     In addition, the NAF Board considered the fact that at some point after consummation of the Merger, the operations of AGIM might be consolidated with those of another affiliate within the AIG group of companies to eliminate duplication and attempt to create economies of scale within the organization. The NAF Board was assured that any such internal reorganization would not result in a change in the personnel responsible for providing services to the applicable Acquired Funds or in the nature or quality of those services. Accordingly, the NAF Board approved each of the Interim Subadvisory Agreement and the New Subadvisory Agreement with AGIM or any affiliate that may in the future conduct the advisory business previously conducted by AGIM (previously defined collectively as "New AGIM").

     AGAM and AGIM are wholly owned subsidiaries of American General. Prior to the Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001[confirm]. SAAMCo is the investment adviser for the Acquiring Funds. SAAMCo has been in the business of investment management since 1982 and as of June 30, 2001, managed, advised and/or administered approximately $28.5 billion of assets. AIG, SAAMCo's parent, a Delaware corporation, is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.

                              THE REORGANIZATIONS

     On August 2, 2001, the NAF Board unanimously approved, subject to shareholder approval and completion of the Merger, a proposal that each Acquiring Fund acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Acquired Fund solely in exchange for an equal aggregate value of such Acquiring Fund's Corresponding Shares to be distributed to the shareholders of such Acquired Fund. Shareholders holding Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I shares, respectively, of the respective Acquiring Fund. See "Proposals Nos. 2(a) - (e): Approval of the Plans -- Comparison of the Funds Purchase, Exchange and Redemption of Shares" below, "Shareholder Account Information" in the Acquiring Funds Prospectuses and "Section III: Investing in the North American Funds" in the Acquired Funds Prospectuses for a description of these share classes. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

     In approving the Reorganizations, based upon their evaluation of all relevant information, and after meeting with counsel to the NAF Independent Trustees regarding the legal issues involved, the NAF Board identified and considered certain potential benefits to shareholders that are likely to result from the Reorganizations. The NAF Board considered that, following each Reorganization, shareholders of an Acquired Fund will remain invested in a mutual fund which has substantially the same investment objective and similar, though not identical, investment techniques. The NAF Board also considered that Acquired Fund shareholders would benefit from becoming shareholders in the SunAmerica Mutual Funds complex. Because SunAmerica has broad distribution channels, it is also possible that the asset base for each Combined Fund will increase over the long term, which would tend to result in a lower overall operating expenses. Of course, there is no guarantee that such increases in asset base would in fact occur. Another advantage to shareholders identified by the NAF Board with respect to each of the NAF Aggressive Growth LifeStyle, NAF Moderate Growth LifeStyle and NAF Conservative Growth LifeStyle Funds (collectively, the "NAF Growth LifeStyle Funds") is the immediate expected reduction in total combined annual expenses (as a percentage of net assets) that would be borne by shareholders of these Funds following the Reorganization, as the underlying SunAmerica Mutual Funds in which they will invest tend to have lower operating expenses than the underlying North American Funds in which they currently invest. See "Proposals Nos. 2(a) - (e): Approval of the Plans -- The Reorganizations -- NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations."

     The NAF Board, including all of the NAF Independent Trustees, has determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, has determined that the interests of existing shareholders of each Acquired Fund will not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time (as defined herein). Although, as a result of the Reorganizations, a shareholder of an Acquired Fund may receive shares of the respective Acquiring Fund which represent a smaller percentage of ownership in the respective Combined Fund than he or she held in that Acquired Fund prior to the respective Reorganization, the total dollar value of the shares will be the same.

     The NAF Board unanimously recommends that you vote FOR the Plan relating to the Reorganization involving your Fund. Your Board has based this recommendation on its consideration of the principal reasons underlying each Reorganization, including the following: the fact that following each reorganization, shareholders of each Acquired Fund would remain invested in a mutual fund having substantially the same investment objective and similar investment techniques; the fees and expenses of the Acquired Funds, the Acquiring Funds and the Combined Funds; potential benefits to shareholders likely to result from each Reorganization, such as the potential for reduced operating expenses over time due to economies of scale; and the fact that the Reorganizations will not result in dilution of the interests of Acquired Fund shareholders. For a more detailed discussion of the factors considered by your Board in approving the Reorganizations, see "Proposals Nos. 2(a) - (e): The Reorganizations - NAF Board
Considerations: Potential Benefits to Shareholders as a result of the Reorganizations" below.

     If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that (i) AGAM will continue to serve as the investment adviser of the Acquired Funds, New AGIM will continue to serve as Subadviser to each of the Acquired Funds except the NAF Science & Technology Fund, and T. Rowe Price will continue to serve as Subadviser to the NAF Science & Technology Fund, until the closing of the Reorganizations (which is currently anticipated to occur during the fourth calendar quarter of 2001), (ii) the Reorganizations will occur as soon as practicable thereafter, provided that the Funds have obtained prior to that time an opinion of counsel concerning the tax consequences of the Reorganizations as set forth in the Plans, and (iii) after the consummation of the Reorganizations, SAAMCo will manage the assets of the Acquired Funds as part of the Combined Funds, with New AGIM serving as Subadviser to the Stock Index Combined Fund and T. Rowe Price serving as Subadviser to the Science & Technology Combined Fund. The Plans may be terminated, and the Reorganizations abandoned, whether before or after the requisite approval by the shareholders of the Acquired Funds, at any time prior to the Closing Date (as defined herein), (i) by mutual agreement of the NAF Board and the Board of Directors of SunAmerica Strategic Investment Series, Inc. (the "SunAmerica Board"); (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

                                  Fee Tables

   Actual Fee Table for Shareholders of each of the Acquired Funds+ and each of the Acquiring Funds (as of April 30, 2000) and
                             Pro Forma Fee Table for each of the Combined Funds (as of April 30, 2001)

                                                                                          NAF Stock Index Fund
                                                                                                                  Institutional
                                                                         Class A          Class B      Class C       Class I
                                                                         -------          -------      -------       -------
Shareholder Fees (fees paid directly from your
 investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a
 percentage of offering price)(1)................................         5.75%            None         None          None

Maximum Deferred Sales Charge (Load) (as a percentage of
 original purchase price or redemption price, whichever is
 lower)(2).......................................................         None             5.00%        1.00%         None

Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends.......................................................         None             None         None          None

Redemption Fee(3)................................................         None             None         None          None

Annual Fund Operating Expenses
(as a percentage of average net assets) (expenses that are
 deducted from Fund assets):
  Management Fees................................................         0.27%            0.27%        0.27%         0.27%
  Distribution and/or Service (12b-1) Fees(4)....................         0.35%            1.00%        1.00%         None
  Other Expenses.................................................         0.55%            0.55%        0.55%         0.80%
Total Annual Fund Operating Expenses Before Expense
Reimbursement....................................................         1.17%            1.82%        1.82%         1.07%

Expense Reimbursement............................................         0.42%            0.42%        0.42%         0.42%

Net Expenses(5)(6)...............................................         0.75%            1.40%        1.40%         0.65%


                                                                                Sun America Stock Index Fund*
                                                                       Class A     Class B       Class II     Class I
                                                                       -------     -------       --------     -------
Shareholder Fees (fees paid directly from your investment):
 Maximum Sales Charge (Load) Imposed on Purchases (as a
 percentage of offering price)(1)...............................        5.75%        None           1.00%       None

Maximum Deferred Sales Charge (Load) (as a percentage of
 original purchase price or redemption price, whichever is
 lower)(2).......................................................       None         5.00%          1.00%       None

Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends.......................................................       None         None           None        None

Redemption Fee(3)................................................       None         None           None        None

Annual Fund Operating Expenses
(as a percentage of average net assets) (expenses that are
 deducted from Fund assets):
  Management Fees................................................       0.27%        0.27%          0.27%       0.27%
  Distribution and/or Service (12b-1) Fees(4)....................       0.35%        1.00%          1.00%       None
  Other Expenses.................................................       0.74%        0.66%          1.19%       0.99%
Total Annual Fund Operating Expenses Before Expense
 Reimbursement...................................................       1.36%        1.93%          2.46%       1.26%

Expense Reimbursement............................................       0.61%        0.53%          1.06%       0.61%

Net Expenses(5)(6)...............................................       0.75%        1.40%          1.40%       0.65%


                                                                            Pro Forma Stock Index Combined Fund*
                                                                       Class A     Class B       Class II     Class I
                                                                       -------     -------       --------     -------
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)(1).................................      5.75%        None           1.00%       None

Maximum Deferred Sales Charge (Load) (as a percentage of
 original purchase price or redemption price, whichever is
 lower)(2).......................................................      None         5.00%          1.00%       None

Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends.......................................................      None         None           None        None

Redemption Fee(3)................................................      None         None           None        None

Annual Fund Operating Expenses
(as a percentage of average net assets) (expenses that are
 deducted from Fund assets):
  Management Fees................................................      0.27%        0.27%          0.27%       0.27%
  Distribution and/or Service (12b-1) Fees(4)....................      0.35%        1.00%          1.00%       None
  Other Expenses.................................................      0.74%        0.66%          1.19%       0.99%
Total Annual Fund Operating Expenses Before Expense
 Reimbursement...................................................      1.36%        1.93%          2.46%       1.26%

Expense Reimbursement............................................      0.61%        0.53%          1.06%       0.61%

Net Expenses(5)(6)...............................................      0.75%        1.40%          1.40%       0.65%

                                                                              NAF Science & Technology Fund
                                                                                                              Institutional
                                                                    Class A        Class B       Class C         Class I
                                                                  ------------   -----------   ------------   -------------
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a
 percentage of offering price)(1).............................        5.75%         None          None             None

Maximum Deferred Sales Charge (Load) (as a percentage of
 original purchase price or redemption price, whichever is
 lower)(2)....................................................        None          5.00%         1.00%            None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends           None          None          None             None

Redemption Fee(3).............................................        None          None          None             None

Annual Fund Operating Expenses
(as a percentage of average net assets) (expenses that are
 deducted from Fund assets):
  Management Fees.............................................        0.90%         0.90%         0.90%           0.90%
  Distribution and/or Service (12b-1) Fees(4)                         0.35%         1.00%         1.00%           None
  Other Expenses..............................................        0.50%         0.50%         0.50%           0.50%
Total Annual Fund Operating Expenses Before Expense
 Reimbursement................................................        1.75%         2.40%         2.40%           1.40%


Expense Reimbursement.........................................        0.25%         0.25%         0.25%             --

Net Expenses(5)(6)............................................        1.50%         2.15%         2.15%           1.40%

                                                                        SunAmerica Science & Technology Fund*
                                                                    Class A     Class B     Class II      Class I
                                                                    -------     -------     --------      -------
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a
 percentage of offering price)(1).............................        5.75%       None         1.00%        None


Maximum Deferred Sales Charge (Load) (as a percentage of
 original purchase price or redemption price, whichever is
 lower)(2) ...................................................        None        5.00%        1.00%         None


Maximum Sales Charge (Load) Imposed on Reinvested Dividends...        None         None         None         None


Redemption Fee(3) ............................................        None         None         None         None


Annual Fund Operating Expenses
(as a percentage of average net assets) (expenses that are
 deducted from Fund assets):
  Management Fees ............................................        0.90%        0.90%        0.90%        0.90%
  Distribution and/or Service (12b-1) Fees(4) ................        0.35%        1.00%        1.00%        None
  Other Expenses .............................................        1.22%        1.04%        1.71%        5.40%
Total Annual Fund Operating Expenses Before Expense
 Reimbursement ...............................................        2.47%        2.94%        3.61%        6.30%


Expense Reimbursement ........................................        0.97%        0.79%        1.46%        4.90%


Net Expenses(5)(6) ...........................................        1.50%        2.15%        2.15%        1.40%

                                                                 Pro Forma Science & Technology Combined Fund*
                                                                  Class A   Class B      Class II     Class I
                                                                  -------   -------      --------     -------
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a
 percentage of offering price)(1).............................     5.75%      None         1.00%        None


Maximum Deferred Sales Charge (Load) (as a percentage of
 original purchase price or redemption price, whichever is
 lower)(2)....................................................     None       5.00%        1.00%        None


Maximum Sales Charge (Load) Imposed on Reinvested Dividends ..     None       None         None         None


Redemption Fee(3) ............................................     None       None         None         None


Annual Fund Operating Expenses
(as a percentage of average net assets) (expenses that are
 deducted from Fund assets):
  Management Fees ............................................     0.90%      0.90%        0.90%        0.90%
  Distribution and/or Service (12b-1) Fees(4) ................     0.35%      1.00%        1.00%        None
  Other Expenses .............................................     1.22%      1.04%        1.71%        5.40%
Total Annual Fund Operating Expenses Before Expense
 Reimbursement ...............................................     2.47%      2.94%        3.61%        6.30%


Expense Reimbursement ........................................     0.97%      0.79%        1.46%        4.90%


Net Expenses(5)(6) ...........................................     1.50%      2.15%        2.15%        1.40%


                                                                              NAF Aggressive Growth LifeStyle Fund
                                                                                                              Institutional
                                                                     Class A       Class B        Class C         Class I
                                                                     -------       -------        -------         -------
Shareholder Fees (fees paid directly from your
investment):
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)(1).................     5.75%          None           None           None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption
price, whichever is lower)(2)....................................     None           5.00%          1.00%          None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends.............................................     None           None           None           None

Redemption Fee(3)................................................     None           None           None           None

Annual Fund Operating Expenses
(as a percentage of average net assets) (expenses
that are deducted from Fund assets):
     Management Fees.............................................     0.10%          0.10%          0.10%          0.10%
     Distribution and/or Service (12b-1) Fees(4).................     0.10%          0.75%          0.75%          None
     Other Expenses..............................................     None           None           None           None
Total Annual Fund Operating Expenses.............................     0.20%          0.85%          0.85%          0.10%

     Estimated Indirect Expenses.................................     1.45%          1.45%          1.45%          1.45%

Total Combined Annual Expenses(7)................................     1.65%          2.30%          2.30%          1.55%

                                                                                SunAmerica Aggressive Growth
                                                                                        LifeStage Fund*

                                                                        Class A        Class B     Class II     Class I
                                                                        -------        -------     --------     -------
Shareholder Fees (fees paid directly from your
investment):
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)(1).................       5.75%           None         1.00%        None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption
price, whichever is lower)(2)....................................       None            5.00%        1.00%        None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends.............................................       None            None         None         None

Redemption Fee(3)................................................       None            None         None         None

Annual Fund Operating Expenses
(as a percentage of average net assets) (expenses
that are deducted from Fund assets):
     Management Fees.............................................       0.10%           0.10%        0.10%        0.10%
     Distribution and/or Service (12b-1) Fees(4).................       0.10%           0.75%        0.75%        None
     Other Expenses..............................................       None            None         None         None
Total Annual Fund Operating Expenses.............................       0.20%           0.85%        0.85%        0.10%

     Estimated Indirect Expenses.................................       1.39%           1.39%        1.39%        1.39%

Total Combined Annual Expenses(7)................................       1.59%           2.24%        2.24%        1.49%

                                                                             Pro Forma Aggressive Growth LifeStage
                                                                                       Combined Fund*

                                                                        Class A        Class B     Class II     Class I
                                                                        -------        -------     --------     -------
Shareholder Fees (fees paid directly from your
investment):
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)(1).................       5.75%           None         1.00%        None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption
price, whichever is lower)(2)....................................       None            5.00%        1.00%        None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends.............................................       None            None         None         None

Redemption Fee(3)................................................       None            None         None         None

Annual Fund Operating Expenses
(as a percentage of average net assets) (expenses
that are deducted from Fund assets):
     Management Fees.............................................       0.10%           0.10%        0.10%        0.10%
     Distribution and/or Service (12b-1) Fees(4).................       0.10%           0.75%        0.75%        None
     Other Expenses..............................................       None            None         None         None
Total Annual Fund Operating Expenses.............................       0.20%           0.85%        0.85%        0.10%

     Estimated Indirect Expenses.................................       1.39%           1.39%        1.39%        1.39%

Total Combined Annual Expenses(7)................................       1.59%           2.24%        2.24%        1.49%


                                                                        NAF Moderate Growth LifeStyle Fund

                                                                                                      Institutional
                                                               Class A       Class B       Class C       Class I
                                                               -------       -------       -------       -------
Shareholder Fees (fees paid directly from
  your investment):
Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage of offering
  price)(1)..........................................            5.75%         None         None          None

Maximum Deferred Sales Charge (Load) (as a
  percentage of amount redeemed)(2)..................            None          5.00%        1.00%         None

Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends...............................            None          None         None          None

Redemption Fee(3)....................................            None          None         None          None

Annual Fund Operating Expenses
  (as a percentage of average net assets)
  (expenses that are deducted from Fund
  assets):
        Management Fees..............................            0.10%         0.10%        0.10%         0.10%
        Distribution and/or Service (12b-1)                      0.10%         0.75%        0.75%         None
             Fees(4).................................
        Other Expenses...............................            None          None         None          None
Total Annual Fund Operating Expenses.................            0.20%         0.85%        0.85%         0.10%

        Estimated Indirect Expenses..................            1.39%         1.39%        1.39%         1.39%

Total Combined Annual Expenses(7)....................            1.59%         2.24%        2.24%         1.49%

                                                                        SunAmerica Moderate Growth
                                                                             LifeStage Fund*


                                                               Class A       Class B      Class II       Class I
                                                               -------       -------      --------       -------
Shareholder Fees (fees paid directly from your
  investment):
Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage of offering
  price)(1)..........................................            5.75%         None         1.00%         None

Maximum Deferred Sales Charge (Load) (as a
  percentage of amount redeemed)(2)..................            None          5.00%        1.00%         None

Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends...............................            None          None         None          None

Redemption Fee(3)....................................            None          None         None          None

Annual Fund Operating Expenses
  (as a percentage of average net assets)
  (expenses that are deducted from Fund assets):
      Management Fees................................            0.10%         0.10%        0.10%         0.10%
      Distribution and/or Service (12b-1)                        0.10%         0.75%        0.75%         None
           Fees(4)...................................
      Other Expenses.................................            None          None         None          None
Total Annual Fund Operating Expenses.................            0.20%         0.85%        0.85%         0.10%

      Estimated Indirect Expenses....................            1.31%         1.31%        1.31%         1.31%

Total Combined Annual Expenses(7)....................            1.51%         2.16%        2.16%         1.41%

                                                                    Pro Forma Moderate Growth LifeStage
                                                                                Combined Fund*


                                                                Class A      Class B      Class II      Class I
                                                                --------     --------     ---------     -------
Shareholder Fees (fees paid directly from your
  (investment):
Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage of offering
  price)(1)..........................................            5.75%       None          1.00%         None

Maximum Deferred Sales Charge (Load) (as a
  percentage of amount redeemed)(2)..................            None        5.00%         1.00%         None

Maximum Sales Charge (Load) Imposed on                           None         None          None         None
  Reinvested Dividends...............................

Redemption Fee(3)....................................            None         None          None         None

Annual Fund Operating Expenses
  (as a percentage of average net assets)
  (expenses that are deducted from Fund assets):
       Management Fees...............................            0.10%        0.10%         0.10%        0.10%
       Distribution and/or Service (12b-1)                       0.10%        0.75%         0.75%        None
            Fees(4)..................................
       Other Expenses................................            None         None          None         None
Total Annual Fund Operating Expenses.................            0.20%        0.85%         0.85%        0.10%

       Estimated Indirect Expenses...................            1.31%        1.31%         1.31%        1.31%

Total Combined Annual Expenses(7)....................            1.51%        2.16%         2.16%        1.41%

                                                       NAF Conservative Growth LifeStyle Fund      SunAmerica Conservative Growth
                                                                                  Institutional            LifeStage Fund*

                                                      Class A   Class B   Class C    Class I     Class A   Class B  Class II  ClassI
                                                      -------   -------   -------    -------     -------   -------  --------  ------
Shareholder Fees (fees paid directly from your
investment):
Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price)(1).............   5.75%     None     None        None       5.75%     None     1.00%     None

Maximum Deferred Sales Charge (Load) (as a
 percentage of original purchase price or
 redemption price, whichever is lower)(2)............  None      5.00%    1.00%       None       None      5.00%    1.00%     None

Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends...........................................  None      None     None        None       None      None     None      None

Redemption Fee(3)...................................   None      None     None        None       None      None     None      None

Annual Fund Operating Expenses
 (as a percentage of average net assets) (expenses
 that are deducted from Fund assets):
  Management Fees...................................   0.10%     0.10%    0.10%       0.10%      0.10%     0.10%    0.10%     0.10%
  Distribution and/or Service (12b-1) Fees(4).......   0.10%     0.75%    0.75%       None       0.10%     0.75%    0.75%     None
  Other Expenses....................................   None      None     None        None       None      None     None      None
Total Annual Fund Operating Expenses................   0.20%     0.85%    0.85%       0.10%      0.20%     0.85%    0.85%     0.10%

  Estimated Indirect Expenses.......................   1.33%     1.33%    1.33%       1.33%      1.20%     1.20%    1.20%     1.20%

Total Combined Annual Expenses(7)...................   1.53%     2.18%    2.18%       1.43%      1.40%     2.05%    2.05%     1.30%

                                                              Pro Forma Conservative Growth LifeStage
                                                                          Combined Fund*

                                                           Class A    Class B    Class II    Class I
                                                           -------    -------    --------    -------
Shareholder Fees (fees paid directly from your
 investment):
Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price)(1).............         5.75%      None       1.00%       None

Maximum Deferred Sales Charge (Load) (as a
 percentage of original purchase price or
 redemption price, whichever is lower)(2)...........         None       5.00%      1.00%       None

Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends..........................................         None       None       None        None

Redemption Fee(3)...................................         None       None       None        None

Annual Fund Operating Expenses
 (as a percentage of average net assets) (expenses
 that are deducted from Fund assets):
  Management Fees...................................         0.10%      0.10%      0.10%       0.10%
  Distribution and/or Service (12b-1) Fees(4).......         0.10%      0.75%      0.75%       None
  Other Expenses....................................         None       None       None        None
Total Annual Fund Operating Expenses................         0.20%      0.85%      0.85%       0.10%

  Estimated Indirect Expenses.......................         1.20%      1.20%      1.20%       1.20%

Total Combined Annual Expenses(7)...................         1.40%      2.05%      2.05%       1.30%

+    As reflected in the Acquired Funds Prospectuses.

* "Other Expenses," "Total Annual Fund Operating Expenses Before Expense Reimbursement" (or "Total Fund Operating Expenses," as the case may be), "Expense Reimbursement" (if applicable) and "Total Combined Annual Expenses" (if applicable) in connection with each of the Acquiring Funds and each of the Combined Funds have been estimated, since the Acquiring Funds have not yet commenced operations.

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) With respect to the Acquired Funds, (i) purchases of Class A shares of $1 million or more are subject to a CDSC of 1.00% on redemptions made within one year of purchase, (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the Acquired Funds' CDSC schedule set forth under "Proposals Nos. 2(a) -
     (e): Approval of the Plans--Comparison of the Funds -- Purchase, Exchange and Redemption of Shares," and (iii) the CDSC on Class C shares applies only if shares are redeemed within one year of their purchase. See the Acquired Funds Prospectuses for more information regarding the CDSCs applicable to the Acquired Funds. The CDSC schedules applicable to Class B and Class C shares of an Acquired Fund will continue to apply to the respective Corresponding Shares received in the applicable Reorganization by shareholders of a Combined Fund who were shareholders of the corresponding Acquired Fund as of the date of the closing of such Reorganization (even if you exchange your shares for shares of another fund distributed by SACS). Future purchases of Class A, Class B or Class II shares of a Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund.

     With respect to the Acquiring Funds (and to future purchases of Class A, Class B or Class II shares of the Combined Funds after the closing of the Reorganizations), (i) purchases of Class A shares over $1 million are subject to a CDSC on redemptions made within two years of purchase (1.00% on shares sold within one year of purchase and 0.50% on shares sold after the first year and within the second year after purchase), (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the Acquiring Funds' CDSC schedule set forth under "Proposals Nos. 2(a) - (e): Approval of the Plans -- Comparison of the Funds -- Purchase, Exchange and Redemption of Shares," and (iii) the CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See the Acquiring Funds Prospectuses for more information about the CDSCs applicable to the Acquiring Funds and the Combined Funds.

(3) In the case of the Acquiring Funds (and hence the Combined Funds) a $15.00 fee may be imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) With respect to the NAF Stock Index Fund and NAF Science & Technology Fund, amounts reflect AGAM's contractual obligation to waive, and to the extent necessary, reimburse certain fees and expenses of such Acquired Fund through February 28, 2002. If shareholders do not approve the Reorganizations, there is no assurance AGAM would continue to provide such fee reductions and expense reimbursements past such date.

(6) With respect to the SunAmerica Stock Index Fund and SunAmerica Science & Technology Fund (and hence the respective Combined Funds), the SunAmerica Board, including a majority of the Directors who are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act (the "SunAmerica Independent Directors"), approved the Acquiring Funds' (and hence the Combined Funds') Investment Advisory and Management Agreement with SAAMCo subject to the net expense ratios set forth above. SunAmerica may not increase such ratios, which are contractually required by agreement with the SunAmerica Board, without the approval of the SunAmerica Board, including a majority of the SunAmerica Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the SunAmerica Board, including a majority of the SunAmerica Independent Directors.

(7) Total Combined Annual Expenses for the NAF Growth LifeStyle Funds and the SunAmerica Aggressive Growth, Moderate Growth and Conservative Growth LifeStage Funds (collectively, the "SunAmerica Growth LifeStage Funds") include the estimated indirect expenses borne by each Fund in connection with its investments in the North American Funds or SunAmerica Mutual Funds, as the case may be, in which each invests ("Underlying Funds"). The estimates are based on expenses of the

     Underlying Funds' Class I shares shown in the current prospectus for such shares, and assume allocation by the Funds of their assets among the Underlying Funds as set forth in the notes to the fee tables of the applicable Acquired Funds Prospectus or the Acquiring Funds Prospectuses, as the case may be.

The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors on a pro forma basis taking into account the consummation of the Reorganizations. All pro forma amounts are based on what the estimated expenses of the Pro Forma Combined Funds would be assuming the Reorganizations were completed on April 30, 2001.

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

EXAMPLES:

                                                                                      Cumulative Expenses Paid for the Period of:
                                                                                      -------------------------------------------
                                                                                      1 Year     3 Years    5 Years    10 Years(2)
                                                                                      -------  ---------   ---------   ----------
An investor would pay the following expenses on a $10,000 investment assuming (1)
 the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.

Expenses if you did redeem your shares at the end of the period:
                ---
         NAF Stock Index Fund(1)
           (Class A shares)..........................................................     $647     $  886     $1,143      $1,878
           (Class B shares)..........................................................     $643     $  932     $1,146      $1,932
           (Class C shares)..........................................................     $243     $  532     $  946      $2,103
           (Institutional Class I shares)............................................     $ 66     $  299     $  549      $1,268

         SunAmerica Stock Index Fund(1)
           (Class A shares)..........................................................     $647     $  801     $  968      $1,452
           (Class B shares)..........................................................     $643     $  743     $  966      $1,502
           (Class II shares).........................................................     $341     $  539     $  858      $1,763
           (Class I shares)..........................................................     $ 66     $  208     $  362      $  810

         Pro Forma Stock Index Combined Fund*/(1)/
           (Class A shares)..........................................................     $647     $  801     $  968      $1,452
           (Class B shares)..........................................................     $643     $  743     $  966      $1,502
           (Class II shares).........................................................     $341     $  539     $  858      $1,763
           (Class I shares)..........................................................     $ 66     $  208     $  362      $  810

         NAF Science & Technology Fund
           (Class A shares)(1).......................................................     $719     $1,022     $1,346      $2,263
           (Class B shares)(1).......................................................     $718     $1,073     $1,354      $2,318
           (Class C shares)(1).......................................................     $318     $  673     $1,154      $2,483
           (Institutional Class I shares)............................................     $143     $  443     $  766      $1,680

         SunAmerica Science & Technology Fund(1)
           (Class A shares)..........................................................     $719     $1,022     $1,346      $2,263
           (Class B shares)..........................................................     $718     $  973     $1,354      $2,318
           (Class II shares).........................................................     $416     $  766     $1,243      $2,558
           (Class I shares)..........................................................     $143     $  443     $  766      $1,680

                                                                                      Cumulative Expenses Paid for the Period of:
                                                                                   ------------------------------------------------
                                                                                     1 Year    3 Years    5 Years   10 Years(2)
                                                                                   ---------  ---------  --------- ----------------
An investor would pay the following expenses on a $10,000 investment assuming
     (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.

Expenses if you did redeem your shares at the end of the period:
                ---
         Pro Forma Science & Technology Combined Fund*
           (Class A shares)......................................................      $719     $1,022     $1,346      $2,263
           (Class B shares)......................................................      $718     $  973     $1,354      $2,318
           (Class II shares).....................................................      $416     $  766     $1,243      $2,558
           (Class I shares)......................................................      $413     $  443     $  766      $1,680

         NAF Aggressive Growth LifeStyle Fund
           (Class A shares)......................................................      $733     $1,119     $1,529      $2,669
           (Class B shares)......................................................      $733     $1,174     $1,541      $2,726
           (Class C shares)......................................................      $333     $  774     $1,341      $2,885
           (Institutional Class I shares)........................................      $158     $  546     $  960      $2,115

         SunAmerica Aggressive Growth LifeStage Fund
           (Class A shares)......................................................      $727     $1,048     $1,391      $2,356
           (Class B shares)......................................................      $727     $1,000     $1,400      $2,411
           (Class II shares).....................................................      $425     $  793     $1,288      $2,649
           (Class I shares)......................................................      $152     $  471     $  813      $1,779

         Pro Forma Aggressive Growth LifeStage Combined Fund*
           (Class A shares)......................................................      $727     $1,048     $1,391      $2,356
           (Class B shares)......................................................      $727     $1,000     $1,400      $2,411
           (Class II shares).....................................................      $425     $  793     $1,288      $2,649
           (Class I shares)......................................................      $152     $  471     $  813      $1,779

         NAF Moderate Growth LifeStyle Fund
           (Class A shares)......................................................      $727     $1,088     $1,471      $2,544
           (Class B shares)......................................................      $727     $1,141     $1,483      $2,600
           (Class C shares)......................................................      $327     $  741     $1,283      $2,761
           (Institutional Class I shares)........................................      $152     $  513     $  899      $1,981

                                                                                      Cumulative Expenses Paid for the Period of:
                                                                                  ------------------------------------------------
                                                                                    1 Year    3 Years    5 Years   10 Years(2)
                                                                                  ---------  ---------  --------- ----------------
An investor would pay the following expenses on a $10,000 investment assuming
     (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.

Expenses if you did redeem your shares at the end of the period:
                ---
   SunAmerica Moderate Growth LifeStage Fund
           (Class A shares).....................................................      $720     $1,025     $1,351      $2,273
           (Class B shares).....................................................      $719     $  976     $1,359      $2,328
           (Class II shares)....................................................      $417     $  769     $1,248      $2,568
           (Class I shares).....................................................      $144     $  446     $  771      $1,691

   Pro Forma Moderate Growth LifeStage Combined Fund*
           (Class A shares).....................................................      $720     $1,025     $1,351      $2,273
           (Class B shares).....................................................      $719     $  976     $1,359      $2,328
           (Class II shares)....................................................      $417     $  769     $1,248      $2,568
           (Class I shares).....................................................      $144     $  446     $  771      $1,691

   NAF Conservative Growth LifeStyle Fund
           (Class A shares).....................................................      $722     $1,060     $1,422      $2,436
           (Class B shares).....................................................      $721     $1,113     $1,432      $2,492
           (Class C shares)......................................................     $321     $  713     $1,232      $2,654
           (Institutional Class I shares)........................................     $146     $  484     $  846      $1,866

   Sun America Conservative Growth LifeStage Fund
           (Class A shares).....................................................      $709     $  993     $1,297      $2,158
           (Class B shares).....................................................      $708     $  943     $1,303      $2,213
           (Class II shares)....................................................      $406     $  736     $1,192      $2,455
           (Class I shares).....................................................      $132     $  412     $  713      $1,568

   Pro Forma Conservative Growth LifeStage Combined Fund*
           (Class A shares).....................................................      $709     $  993     $1,297      $2,158
           (Class B shares).....................................................      $708     $  943     $1,303      $2,213
           (Class II shares)....................................................      $406     $  736     $1,192      $2,455
           (Class I shares).....................................................      $132     $  412     $  713      $1,568

                                      -14

                                                                                      Cumulative Expenses Paid for the Period of:
                                                                                      --------------------------------------------
                                                                                       1 Year     3 Years    5 Years    10 Years(2)
                                                                                      ---------  ---------  ---------   ----------
An investor would pay the following expenses on a $10,000 investment assuming (1)
 the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.

Expenses if you did not redeem your shares at the end of the period:
                -------

         NAF Stock Index Fund(1)
           (Class A shares).........................................................       $647     $  886     $1,143      $1,878
           (Class B shares).........................................................       $143     $  532     $  946      $1,932
           (Class C shares).........................................................       $143     $  532     $  946      $2,103
           (Institutional Class I shares)...........................................       $ 66     $  299     $  549      $1,268

         SunAmerica Stock Index Fund(1)
           (Class A shares).........................................................       $647     $  801     $  968      $1,452
           (Class B shares).........................................................       $143     $  443     $  766      $1,502
           (Class II shares)........................................................       $241     $  539     $  858      $1,763
           (Class I shares).........................................................       $ 66     $  208     $  362      $  810

         Pro Forma Stock Index Combined Fund*/(1)/
           (Class A shares).........................................................       $647     $  801     $  968      $1,452
           (Class B shares).........................................................       $143     $  443     $  766      $1,502
           (Class II shares)........................................................       $241     $  539     $  858      $1,763
           (Class I shares).........................................................       $ 66     $  208     $  362      $  810

         NAF Science & Technology Fund
           (Class A shares)(1)......................................................       $719     $1,022     $1,346      $2,263
           (Class B shares)(1)......................................................       $218     $  673     $1,154      $2,318
           (Class C shares)(1)......................................................       $218     $  673     $1,154      $2,483
           (Institutional Class I shares)...........................................       $143     $  443     $  766      $1,680

         SunAmerica Science & Technology Fund(1)
           (Class A shares).........................................................       $719     $1,022     $1,346      $2,263
           (Class B shares).........................................................       $218     $  673     $1,154      $2,318
           (Class II shares)........................................................       $316     $  766     $1,243      $2,558
           (Class I shares).........................................................       $143     $  443     $  766      $1,680

                                                                                      Cumulative Expenses Paid for the Period of:
                                                                                      --------------------------------------------
                                                                                       1 Year     3 Years    5 Years    10 Years(2)
                                                                                      ---------  ---------  ---------   ----------
An investor would pay the following expenses on a $10,000 investment assuming (1)
 the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.

Expenses if you did not redeem your shares at the end of the period:
                -------

         Pro Forma Science & Technology Combined Fund*/(1)/
           (Class A shares).........................................................       $719     $1,022     $1,346      $2,263
           (Class B shares).........................................................       $218     $  673     $1,154      $2,318
           (Class II shares)........................................................       $316     $  766     $1,243      $2,558
           (Class I shares).........................................................       $143     $  443     $  766      $1,680

         NAF Aggressive Growth LifeStyle Fund
           (Class A shares).........................................................       $733     $1,119     $1,529      $2,669
           (Class B shares).........................................................       $233     $  774     $1,341      $2,726
           (Class C shares).........................................................       $233     $  774     $1,341      $2,885
           (Institutional Class I shares)...........................................       $158     $  546     $  960      $2,115

         SunAmerica Aggressive Growth LifeStage Fund
           (Class A shares).........................................................       $727     $1,048     $1,391      $2,356
           (Class B shares).........................................................       $227     $  700     $1,200      $2,411
           (Class II shares)........................................................       $325     $  793     $1,288      $2,649
           (Class I shares).........................................................       $152     $  471     $  813      $1,779

         Pro Forma Aggressive Growth LifeStage Combined Fund*
           (Class A shares).........................................................       $727     $1,048     $1,391      $2,356
           (Class B shares).........................................................       $227     $  700     $1,200      $2,411
           (Class II shares)........................................................       $325     $  793     $1,288      $2,649
           (Class I shares).........................................................       $152     $  471     $  813      $1,779

         NAF Moderate Growth LifeStyle Fund
           (Class A shares).........................................................       $727     $1,088     $1,471      $2,544
           (Class B shares).........................................................       $227     $  741     $1,283      $2,600
           (Class C shares).........................................................       $227     $  741     $1,283      $2,761
           (Institutional Class I shares)...........................................       $152     $  513     $  899      $1,981

                                                                                 Cumulative Expenses Paid for the Period of:
                                                                             ---------------------------------------------------
                                                                               1 Year      3 Years     5 Years     10 Years(2)
                                                                             ---------   ----------- ----------- ---------------

An investor would pay the following expenses on a $10,000 investment assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.

Expenses if you did not redeem your shares at the end of the period:
                -------
   SunAmerica Moderate Growth LifeStage Fund
       (Class A shares)...................................................      $720       $1,025      $1,351        $2,273
       (Class B shares)...................................................      $219       $  676      $1,159        $2,328
       (Class II shares)..................................................      $317       $  769      $1,248        $2,568
       (Class I shares)...................................................      $144       $  446      $  771        $1,691

   Pro Forma Moderate Growth LifeStage Combined Fund*
       (Class A shares)...................................................      $720       $1,025      $1,351        $2,273
       (Class B shares)...................................................      $219       $  676      $1,159        $2,328
       (Class II shares)..................................................      $317       $  769      $1,248        $2,568
       (Class I shares)...................................................      $144       $  446      $  771        $1,691

   NAF Conservative Growth LifeStyle Fund
       (Class A shares)...................................................      $722       $1,060      $1,422        $2,436
       (Class B shares)...................................................      $221       $  713      $1,232        $2,492
       (Class C shares)...................................................      $221       $  713      $1,232        $2,654
       (Institutional Class I shares).....................................      $146       $  484      $  846        $1,866

   Sun America Conservative Growth LifeStage Fund
       (Class A shares)...................................................      $709       $  993      $1,297        $2,158
       (Class B shares)...................................................      $208       $  643      $1,103        $2,213
       (Class II shares)..................................................      $306       $  736      $1,192        $2,455
       (Class I shares)...................................................      $132       $  412      $  713        $1,568

   Pro Forma Conservative Growth LifeStage Combined Fund*
       (Class A shares)...................................................      $709       $  993      $1,297        $2,158
       (Class B shares)...................................................      $208       $  643      $1,103        $2,213
       (Class II shares)..................................................      $306       $  736      $1,192        $2,455
       (Class I shares)...................................................      $132       $  412      $  713        $1,568

______________________
*    Assuming the Reorganization had taken place on April 30, 2001.

(1) Expenses used for the example include fee waivers and expense reimbursements described in footnotes (5) and/or (6) above under "--Fee Tables."

(2) Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.


The Examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "Proposals Nos. 2(a) - (e): Approval of the Plans -- The Reorganizations -- Potential Benefits to Shareholders as a Result of the Reorganizations," "Proposals Nos. 2(a) - (e): Approval of the Plans -- Comparison of the Funds -- Management Arrangements," and "-- Purchase, Exchange and Redemption of Shares."

                                   The Funds

Business of the Acquired Funds

     Each Acquired Fund is organized as a separate investment portfolio or series of North American Funds, a Massachusetts business trust, which was established on September 28, 1988 pursuant to its Declaration of Trust.

Business of the Acquiring Funds

     Each Acquiring Fund is a separate investment portfolio or series of SunAmerica Strategic Investment Series, Inc., a Maryland corporation, which was incorporated on December 16, 1998. Each of the Acquiring Funds is newly created and has not yet commenced operations. Each of the Stock Index Funds and the Science & Technology Funds is diversified within the meaning of the Investment Company Act.

Comparison of the Funds

     A discussion of the investment objectives and principal investment policies of the Funds is set forth below. Those objectives and policies that are identified as fundamental may not be changed without shareholder approval.

     The discussion below uses the term "growth" approach. A growth approach refers to a strategy of investing in securities believed to offer the potential for capital appreciation.

                               Stock Index Funds

Investment Objectives
---------------------

     Both Stock Index Funds seek to provide shareholders with investment results that are similar to the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index" or the "Index"). The investment objectives of both Funds are non-fundamental.

Investment Policies
-------------------

     Both Stock Index Funds invest in equity securities of companies included in the S&P 500 Index. In doing so, both use a statistical sampling technique known as "optimization" to invest in a sampling of stocks included in the Index. This process selects stocks for each Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index as a whole. Each Fund is compared to the Index monthly to identify "tracking errors." If a Fund does not accurately track the Index, the Fund's portfolio is rebalanced by selecting securities, using this statistical sampling technique, that will provide a more representative sampling of the securities in the Index as a whole or sector diversification within the Index, as appropriate. Each may invest in fixed income securities (up to 15% of total assets in the case of the SunAmerica Stock Index Fund), although each does so primarily with respect to short-term investments to meet liquidity needs. Both Funds are diversified.

                          Science & Technology Funds

Investment Objectives
---------------------

     The NAF Science & Technology Fund seeks to provide its shareholders with long-term capital appreciation. The SunAmerica Science & Technology Fund seeks to provide its shareholders with long-term growth of capital. The two investment objectives are substantially similar. The investment objectives of both Funds are non-fundamental.

Investment Policies
-------------------

     Both Funds, under normal market conditions, invest primarily in the common stocks of companies expected to benefit from the development, advancement and use of science and technology. Stock selection for each reflects a growth approach, and each is permitted to invest in companies regardless of market capitalization. Each Fund is permitted to engage in active trading. Each Fund may also invest up to 30% of its assets in foreign securities. Each may invest in fixed-income securities, primarily to meet liquidity needs or with respect to fixed income securities having similar growth of capital potential to the equity securities in which it invests. Both Funds are diversified.

                            Growth LifeStage Funds

Investment Objectives
---------------------

     The NAF Aggressive Growth LifeStyle Fund seeks to provide its shareholders with growth. The SunAmerica Aggressive Growth LifeStage Fund seeks to provide its shareholders with growth of capital. The two investment objectives are substantially similar. The investment objectives of both Funds are non-fundamental.

     The NAF Moderate Growth LifeStyle Fund seeks to provide its shareholders with growth and current income. The SunAmerica Moderate Growth LifeStage Fund seeks to provide its shareholders with growth of capital and current income. The two investment objectives are substantially similar. The investment objectives of both Funds are non-fundamental.

     The NAF Conservative Growth LifeStyle Fund seeks to provide its shareholders with current income and low to moderate growth of capital. The SunAmerica Conservative Growth LifeStage Fund seeks to provide its shareholders with current income and growth of capital, with reduced volatility. The two investment objectives are substantially similar. The investment objectives of both Funds are non-fundamental.

Investment Policies
-------------------

     Each Growth LifeStage Fund follows a fund of funds investment strategy based on the allocation of Fund assets among a combination of mutual funds ("Underlying Funds"). Each NAF Growth LifeStyle Fund invests in a combination of North American Funds, while the SunAmerica Growth LifeStage Funds invest in a combination of SunAmerica Mutual Funds. The specific Underlying Funds differ between a NAF Growth LifeStyle Fund and the corresponding SunAmerica Growth LifeStage Fund, but the allocation among Underlying Funds investing in domestic equities, international equities and bonds is expected to be the same for each pair of Funds (and will also be the same with respect to the respective Combined
Fund), as follows:

---------------------------------------------------------------------------------------------------------------------
                                  Aggressive Growth        Moderate Growth LifeStage          Conservative Growth
                                   LifeStage Funds                   Funds                      LifeStage Funds
---------------------------------------------------------------------------------------------------------------------
Domestic Equity Securities            60 - 80%                      35 - 65%                       20 - 50%
---------------------------------------------------------------------------------------------------------------------
Foreign Equity Securities             15 - 35%                      10 - 20%                        5 - 15%
---------------------------------------------------------------------------------------------------------------------
Bonds                                  5 - 15%                      25 - 45%                       45 - 65%
---------------------------------------------------------------------------------------------------------------------

     Each Growth LifeStage Fund is non-diversified.

                                   All Funds

Principal Risk Factors
----------------------

     For a discussion of the principal risks of investing in each Fund, see "Principal Risk Factors and Special Considerations."

Trustees/Directors  and Officers
--------------------------------

     Each of North American Funds and SunAmerica Strategic Investment Series, Inc. is governed by a Board of Trustees/Directors that meets regularly to review its respective Funds' investments, performance, expenses, and other business affairs. Each Board of Trustees/Directors elects its respective Funds' officers.

Management Arrangements
-----------------------

     Comparison of Management and Administrative Arrangements and Fees. AGAM serves as the investment adviser for the Acquired Funds and SAAMCo serves as the investment adviser for the Acquiring Funds. Each of AGAM and SAAMCo is responsible for the management of the investment portfolio (or, as the case may be, selection of the Subadviser responsible for the direct management of such investment portfolio) of each Acquired Fund and Acquiring Fund, respectively, and for providing certain administrative services to such Fund. See "Proposals Nos. 2(a) - (e): Approval of the Plans -- Comparison of the Funds -- Management Arrangements -- Comparison of Management and Administrative Arrangements and Fees" for more detailed information regarding the advisory arrangements of the Funds.

     The table below sets forth the fees, as a percentage of average daily net assets, payable by each Acquired Fund to AGAM for its management and administrative services:

     -------------------------------------------------------------------------------------------------------------------
     Acquired Fund:                                                                  Advisory Fee:
                                                                --------------------------------------------------------
                                                                      First $500 Million       Excess over $500 Million
     -------------------------------------------------------------------------------------------------------------------
     NAF Stock Index Fund                                             0.27%                    0.26%
     -------------------------------------------------------------------------------------------------------------------
     NAF Science & Technology Fund                                    0.90%                    0.90%
     -------------------------------------------------------------------------------------------------------------------
     NAF Aggressive Growth LifeStyle Fund                             0.10%                    0.10%
     -------------------------------------------------------------------------------------------------------------------
     NAF Moderate Growth LifeStyle Fund                               0.10%                    0.10%
     -------------------------------------------------------------------------------------------------------------------
     NAF Conservative Growth LifeStyle Fund                           0.10%                    0.10%
     -------------------------------------------------------------------------------------------------------------------

     As compensation for its management and administrative services to each of the Acquiring Funds and each of the Combined Funds, SAAMCo will receive a fee at the same annual rates set forth for the respective Acquired Funds.

     Investment Advisory Agreements. The investment advisory agreement between SunAmerica Strategic Investment Series, Inc. on behalf of the Acquiring Funds and SAAMCo (the "SunAmerica Investment Advisory Agreement") is similar to both the New and Previous Investment Advisory Agreements applicable to the Acquired Funds (collectively, the "NAF Investment Advisory Agreement"), except for certain matters including the effective dates and the identity of the adviser. See "Proposals Nos. 2(a) - (e): Approval of the Plans -- Comparison of the Funds--Management Arrangements - Comparison of Management and Administrative Arrangements and Fees --Comparison of the NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement" for further discussion regarding these agreements.

     Subadvisory Arrangements. Under a "Manager of Managers" order granted to the North American Funds by the Commission, AGAM is permitted to change unaffiliated subadvisers or the fees paid to Subadvisers without obtaining shareholder approval. AGAM has ultimate responsibility under the "Manager of Managers" structure to oversee the Subadvisers, including making recommendations to the NAF Board regarding the hiring, termination and replacement of such Subadvisers. However, the "Manager of Managers" order does not apply if the Subadviser is an affiliate of AGAM. Since AGAM is affiliated with the Subadviser of each Acquired Fund other than the NAF

Science & Technology Fund, AGAM may not change the Subadviser of any Acquired Fund other than the NAF Science & Technology Fund without obtaining the approval of the shareholders of that Fund. All subadvisory fees are paid out of AGAM's advisory fee at no additional cost to the Acquired Funds or their shareholders. SAAMCo is also authorized to appoint and change unaffiliated Subadvisers for SunAmerica Strategic Investment Series, Inc. under a separate "Manager of Managers" order granted by the Commission. As of the date hereof, SAAMCo has appointed New AGIM as Subadviser to the SunAmerica Stock Index Fund and T. Rowe Price as Subadviser to the SunAmerica Science & Technology Fund, each pursuant to a subadvisory agreement with SAAMCo (each a "SunAmerica Subadvisory Agreement" and collectively the "SunAmerica Subadvisory Agreements") that is similar to both the New and Previous Subadvisory Agreements applicable to the respective Acquired Funds, except for certain matters including the effective dates and the identity of the investment adviser. The appointment of New AGIM is not pursuant to SAAMCo's "Manager of Managers" order and is subject to shareholder approval. See "Proposal No. 1(b): Approval of the New Subadvisory Agreement." SAAMCo will directly manage the investment portfolio of each SunAmerica Growth LifeStage Fund. If shareholders approve the Reorganizations, the portfolios of the Acquired Funds will be managed by SAAMCo, or the respective Subadviser, as part of the Combined Funds following completion of the Reorganizations. See "Proposals Nos. 2(a) -- (e): Approval of the Plans-- Comparison of the Funds --Management Arrangements -- Comparison of Management and Administrative Arrangements and Fees -- Comparison of the NAF Subadvisory Agreement and SunAmerica Subadvisory Agreement" for additional information regarding the Acquired Funds' subadvisory arrangements.

Distribution and Shareholder Servicing Arrangements
---------------------------------------------------

     Distributor. American General Funds Distributors, Inc. ("AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the distributor of the shares of the Acquired Funds. SunAmerica Capital Services, Inc. ("SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the Acquiring Funds. See "Proposals Nos. 2(a) - (e): Approval of the Plans -- Comparison of the Funds -- Distribution Arrangements" for additional information regarding the Funds' distribution arrangements.

     Shareholder Servicing Fees for Class I. AGAM provides certain recordkeeping and shareholder services to retirement and employee benefit plans and the NAF Growth LifeStyle Funds, each of which invest in Institutional Class I shares of certain of the Acquired Funds. SACS will provide these services after the Reorganization with respect to Class I shares of the Combined Funds. See "Proposals Nos. 2(a)--(e): Approval of the Plans -- Comparison of the Funds-- Distribution and Shareholder Servicing Arrangements - Shareholder Servicing Fees for Class I" for additional information regarding these services.

Other Service Agreements with Affiliates
----------------------------------------

     SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SAAMCo, acts as a servicing agent assisting State Street Bank and Trust Company ("State Street"), the transfer agent and custodian of the Acquiring Funds, in connection with certain services offered to the shareholders of the Acquiring Funds. See "Proposals Nos. 2(a) - (e): Approval of the Plans -- Comparison of the Funds -- Other Service Agreements with Affiliates" for additional information regarding these service agreements.

Other
-----

     Shares. As with all mutual funds, investors purchase shares when they invest in the Funds. Share certificates are not generally issued.

     Each full share and fractional share entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and cast one vote per share on certain Fund matters, including the election of trustees, changes in fundamental policies, or approval of changes in investment advisory agreements.

     Class Structure. Each of the Acquired Funds offers four classes of shares (Class A, Class B, Class C and Institutional Class I). After consummation of the Reorganizations, each of the Acquiring Funds, and each of the Combined Funds, will offer four classes of shares (Class A, Class B, Class II and Class I).

     Purchase of Shares. The procedures for purchasing shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a) - (e): Approval of the Plans -- Comparison of the Funds -- Purchase, Exchange and Redemption of Shares" below, "Investing in the North American Funds" in the Acquired Funds Prospectuses and "Shareholder Account Information" in the Acquiring Funds Prospectuses.

     Redemption of Shares. The procedures for redeeming shares are similar, but not identical, for all Funds. See "Comparison of the Funds -- Purchase, Exchange and Redemption of Shares" below. "Investing in the North American Funds" in the Acquired Funds Prospectuses and "Shareholder Account Information" in the Acquiring Funds Prospectuses.

     Exchanges of Shares. The procedures for exchanging shares are similar, but not identical, for all Funds. See "Comparison of the Funds -- Purchase, Exchange and Redemption of Shares" below, "Account Services" and "Section III: Investing in the North American Funds Institutional Classes of Shares" in the Acquired Funds Prospectuses and "Transaction Policies" in the Acquiring Funds Prospectuses.

     Dividends. The Funds currently have the same or similar policies with respect to dividends. See "Proposals Nos. 2(a) - (e): Approval of the Plans -- Comparison of the Funds -- Dividend Distribution and Account Policies -- Dividends" below, "Pricing of Shares" and "Dividends and Distributions from North American Funds" in the Acquired Funds Prospectuses and "Tax, Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectuses.

     Net Asset Value. The price at which each Fund's shares are purchased or redeemed is the Fund's next determined net asset value per share after receipt of the purchase or redemption order. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern time). For further discussion on net asset value and how it is determined, see "Proposals Nos. 2(a) - (e): Approval of the Plans -- Comparison of the Funds -- Purchase, Exchange and Redemption of Shares -- Dividend Distribution and Account Policies--Valuation of Fund Shares" below, "Pricing of Fund Shares" in the Acquired Funds Prospectuses and "Transaction Policies" in the Acquiring Funds Prospectuses.

     Tax Considerations. The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Taxes" in the Acquired Funds Prospectuses and "Tax, Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectuses.

     For a more detailed discussion regarding potential tax consequences of the Reorganizations, see "Proposals Nos. 2(a) - (e): Approval of the Plans -- The Reorganizations -- Federal Income Tax Consequences of the Reorganizations."

               PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS
               -------------------------------------------------

                        RISKS OF INVESTING IN THE FUNDS

     Many of the investment risks associated with an investment in an Acquired Fund are substantially the same as those associated with an investment in the respective Acquiring Fund. A discussion of certain risks of investing in the Funds is set forth below. See the Acquired Funds Prospectuses, the Acquiring Funds Prospectuses, the Acquired Funds Statement and the Acquiring Funds Statements for more detailed discussions of investment risks associated with an investment in the Funds. There is no guarantee that the investment objective of a Fund will be achieved or that the value of a shareholder's investment in the Fund will not decrease.

                                   All Funds

Stock Market Volatility/Equity Risk
-----------------------------------

     All Funds (or, in the case of the Growth LifeStage Funds, certain of the Underlying Funds in which they invest) invest significantly in equity securities. As with any equity fund, the value of your investment in a Fund may fluctuate in response to stock market movements. In addition, individual stocks selected for any of the Funds may underperform the market generally. With respect to the Growth LifeStage Funds, this type of risk is expected to be more significant as a Fund's allocation to Underlying Funds investing in equities increases.

Securities Selection
--------------------

     All Funds (or, in the case of the Growth LifeStage Funds, the Underlying Funds in which they invest) are subject to securities selection risk. Securities selection risk is when a strategy used by a Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

                               Stock Index Funds

Index Tracking Variations
-------------------------

     Index funds generally try to mirror a target index and its performance. An index fund's performance will not exactly match that of an index because the index fund incurs operating expenses and investment overhead as part of its normal operations. An index is an unmanaged group of securities, so it does not have these expenses. The factors that cause an index fund to perform differently from the index it tries to track are called tracking differences. There is no assurance that an index fund can track its index.

     In addition, an index fund may not buy every single stock in its index or in the same proportions as the index. The subadviser to each Stock Index Fund may rely on a statistical selection technique to figure out, of the stocks tracked by the Fund's index, how many and which ones to buy. Statistical sampling offers an efficient strategy to mirror an index, but may also increase tracking differences if the sampled stocks do not accurately reflect the industry weightings, market capitalizations or other fundamental characteristics of those in the index as a whole.

Derivatives Risk
----------------

     The Stock Index Funds are subject to the risks associated with investments in derivatives. Derivatives have heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transaction. In particular, financial futures used by the Funds track their underlying index fairly closely, but there is the risk that, at times, their results will diverge from the index.

                          Science & Technology Funds

Technology Company Risk
-----------------------

     Each Science & Technology Fund is subject to the risk that the prices of securities of science and technology companies may be particularly volatile. Technology companies may react similarly to certain market pressures and events. They may also be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology.

Small Cap Risk
--------------

     Each Science & Technology Fund is subject to the risk associated with investing in small capitalization issuers. Companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about such companies. Consequently, securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.

Foreign Exposure
----------------

     Each Science & Technology Fund is subject to the risks associated with the Fund's foreign investments. One such risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

Liquidity Risk
--------------

     An investment in each of the Science & Technology Funds is subject to the risk that the Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis.

Hedging Risk
------------

     Hedging is a strategy that involves the use of a derivative security in an effort to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

                            Growth LifeStage Funds

Non-Diversification Risk
------------------------

     Each Growth LifeStage Fund is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company (i.e., one of the Underlying Funds) than can some other mutual funds. By concentrating in a smaller number of holdings, a Fund's risk is increased because the effect of each holding on the Fund's performance is greater.

Foreign Exposure
----------------

     Each Growth LifeStage Fund is subject to the risks associated with the Underlying Funds' foreign investments. One such risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

Interest Rate Risk
------------------

     Each Growth LifeStage Fund is subject to interest rate risk due to the Underlying Funds' investments. As with any bond fund, the value of your investment in each Growth LifeStage Fund may go up or down in response to changes in interest rates. As interest rates rise, bond prices typically fall. Movements in the bond market generally may affect each Fund's performance. This type of risk is expected to be more significant as a Fund's allocation to Underlying Funds investing in bonds and other fixed-income securities increases ("Underlying Income Funds").

Credit Risk
-----------

     Each Growth LifeStage Fund is subject to credit risk, which is the risk that the companies in which the Underlying Funds invest will fail financially or otherwise fail to honor their obligations. This type of risk is expected to be more significant as a Fund's allocation to Underlying Income Funds increases.

Prepayment Risk
---------------

     The Conservative Growth LifeStage Funds and Moderate Growth LifeStage Funds invest in Underlying Income Funds that invest significantly in mortgage-backed securities. This entails the risk that the underlying principal may be "prepaid" at any time. As a result of prepayments, in periods of declining interest rates the Underlying Income Funds may be required to reinvest their assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Underlying Income Funds may exhibit price characteristics of longer-term debt securities.

Derivatives Risk
----------------

     The Growth LifeStage Funds are subject to the risks associated with the Underlying Funds' derivative investments. Derivatives have heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transaction.

Small Cap Risk
--------------

     The Aggressive Growth LifeStage Funds also invest in stocks of small capitalization issuers. Companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about such companies. Consequently, securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.

Technology Company Risk
-----------------------

     The Aggressive Growth LifeStage Funds may at times invest in Underlying Funds that significantly invest in technology companies. Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, these Underlying Funds' returns may be considerably more volatile than a fund that does not invest in technology companies.

Hedging Risk
------------

     Hedging is a strategy used by certain of the Underlying Funds that involves the use of a derivative security in an effort to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

          PROPOSAL NOS. 1(a) AND (b):  APPROVAL OF THE NEW INVESTMENT
          -----------------------------------------------------------
               ADVISORY AGREEMENT AND NEW SUBADVISORY AGREEMENT
               ------------------------------------------------

           THE MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT AND
                           NEW SUBADVISORY AGREEMENT

Board Considerations

     On _________, 2001, the Merger, pursuant to which AIG acquired American General, was consummated. As a result of the Merger, AGAM became a subsidiary of AIG.

     As required by the Investment Company Act, the Previous Investment Advisory Agreement provided for automatic termination upon its assignment. The consummation of the Merger constituted an assignment, as that term is defined in the Investment Company Act, of the Previous Investment Advisory Agreement, and, consequently, its termination.

     At a meeting held on July 16-17, 2001, the NAF Board, including all of the NAF Independent Trustees, unanimously approved the Interim Investment Advisory Agreement and Interim Subadvisory Agreement (previously defined collectively as the "Interim Agreements") pursuant to Rule 15a-4 under the Investment Company Act in order to allow AGAM and New AGIM to continue to serve as investment adviser and Subadviser, respectively, for the Acquired Funds (other than the NAF dollars, Science & Technology Fund, in the case of New AGIM) after the Merger. This Rule allows, under certain circumstances, interim advisory agreements to take effect, and to remain in effect for up to 150 days, without receiving prior shareholder approval, as long as the fees payable under such agreement do not exceed the fees payable under the predecessor agreement that had been approved by the shareholders and certain other contractual provisions are included in the interim agreement. The Interim Agreements require all advisory fees earned by AGAM and New AGIM to be escrowed pending shareholder approval of the New Agreements. If the New Agreements are not approved, AGAM and New AGIM will be entitled to receive from escrow the lesser of any costs incurred in performing the Interim Agreements (plus interest earned on the amount while in escrow), and the total amount in the escrow account (plus interest earned). The Interim Agreements will terminate on the earlier of the effective date of the New Agreements or 150 days after the completion of the Merger.

     Pursuant to the terms of the Interim Investment Advisory Agreement, AGAM is responsible for the management of the investment portfolio of each Acquired Fund (and, in connection therewith, selection of the Subadviser responsible for the direct management of such investment portfolio) and for providing certain administrative services to each Acquired Fund. The NAF Board, including all of the NAF Independent Trustees, also unanimously approved the Interim Subadvisory Agreement between AGAM and New AGIM, an affiliate of AGAM, in order to allow New AGIM to continue to serve as the subadviser after the Merger for each of the Acquired Funds (other than the NAF Science & Technology Fund, which is not subadvised by AGIM). Pursuant to the terms of the Interim Subadvisory Agreement, New AGIM is responsible for managing the investment and reinvestment of the assets of each Acquired Fund (other than the NAF Science & Technology Fund), subject to the supervision of the NAF Board. The terms of the Interim Investment Advisory Agreement and Interim Subadvisory Agreement are similar in all material respects as those of the respective Previous Agreement. Under the Investment Company Act, however, AGAM and New AGIM may continue to serve as the investment adviser and subadviser, respectively, for each Acquired Fund (other than, in the case of New AGIM, the NAF Science & Technology Fund) beyond an interim period of 150 days only if shareholders of such Acquired Fund approve a new investment advisory agreement with AGAM and subadvisory agreement with New AGIM. Consequently, the NAF Board unanimously approved, and recommended shareholder approval of, the New Agreements on July 16-17, 2001. The New Agreements, if approved by shareholders, would take effect immediately upon such approval. The terms of each New Agreement, including advisory fees, are the same in all material respects as those of the respective Previous Agreement.

     In addition, the NAF Board also approved the continuation of the subadvisory agreement with T. Rowe Price for the NAF Science & Technology Fund, which terminated upon termination of the Previous Investment Advisory Agreement. Such approval was made in accordance with a "Manager of Managers" order granted by the Commission to North American Funds and therefore the subadvisory agreement for the NAF Science & Technology Fund does not require shareholder approval.

     In connection with its approval of the New Agreements, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM and AGIM. The NAF Board considered that the Merger did not involve any changes in the overall form of the advisory or subadvisory contract, the advisory fees, or any of the Acquired Funds' objectives or policies. As part of their deliberations, the NAF Board took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM and/or New AGIM; the amount and structure of investment advisers' fees generally and the fees payable under the New Agreements; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry; and the structure of the Merger.

     In addition, the NAF Board considered the fact that at some point after consummation of the Merger, the operations of AGIM might be consolidated with those of another affiliate within the AIG group of companies to eliminate duplication and attempt to create economies of scale within the organization. The NAF Board was assured that any such internal reorganization would not result in a change in the personnel responsible for providing services to the applicable Acquired Funds or in the nature or quality of those services. Accordingly, the NAF Board approved each of the Interim Subadvisory Agreement and the New Subadvisory Agreement with New AGIM.

     Section 15(f) of the Investment Company Act provides that an investment adviser (such as AGAM or New AGIM) to a registered investment company, and the affiliates of such adviser, may receive any amount or benefit in connection with a sale of any interest in such investment adviser which results in an assignment of an investment advisory contract if the following two conditions are satisfied: (1) for a period of three years after such assignment, at least 75% of the board of directors of the investment company are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) of the new investment adviser or its predecessor; and (2) no "unfair burden" (as defined in the Investment Company Act) may be imposed on the investment company as a result of the assignment or any express or implied terms, conditions or understandings applicable thereto. Consistent with the first condition of
Section 15(f), AIG advised the NAF Board that for a period of three years after the Merger, it will not take or recommend any action that would cause more than 25% of the NAF Board (or SunAmerica Board) to be interested persons of SAAMCo, AGAM or New AGIM. With respect to the second condition of Section 15(f), an "unfair burden" on an investment company is defined in the Investment Company Act to include any arrangement during the two-year period after any such transaction occurs whereby the investment adviser or its predecessor or successor, or any interested person of such adviser, predecessor or successor, receives or is entitled to receive any compensation of two types, either directly or indirectly. The first type is compensation from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company, other than bona fide ordinary compensation as principal underwriter for such company. The second type is compensation from the investment company or its security holders for other than bona fide investment advisory or other services. AIG advised the NAF Board that it will not take or recommend any action that would constitute an unfair burden on North American Funds (or the Acquiring Funds) within the meaning of Section 15(f).

     PROPOSAL NO. 1(a):  APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT

                     THE NEW INVESTMENT ADVISORY AGREEMENT

Description of the New Investment Advisory Agreement

     As a proposal separate from the proposals to approve a New Subadvisory Agreement (if applicable) and a Reorganization, shareholders of each Acquired Fund are being asked to approve the New Investment Advisory Agreement with AGAM to cover the period subsequent to the shareholder approval and prior to consummation of the Reorganization (which is currently anticipated to occur during the fourth calendar quarter of 2001). The terms of the New Investment Advisory Agreement are the same in all material respects as those of the Previous Investment Advisory Agreement. The New Investment Advisory Agreement differs from the Previous Investment Advisory Agreement only with respect to the effective date. The Previous Investment Advisory Agreement is dated June 1, 2000 and was last approved by the shareholders of the Acquired Funds at a meeting held on the same date in connection with its initial approval. A description of the New Investment Advisory Agreement and the services to be provided by AGAM is set forth below. This description is qualified in its entirety by reference to the form of the New Investment Advisory Agreement attached to this Proxy Statement and Prospectus as Exhibit IA.

     As compensation for its services under the New Investment Advisory Agreement, the Acquired Funds will pay to AGAM the same fee, as a percentage of average daily net assets, that was payable to AGAM under the Previous Investment Advisory Agreement. Such fee will be payable monthly and accrued daily. See "Summary -- The Funds -- All Funds -- Management Arrangements" for a description of the fee payable to AGAM under the Previous Investment Advisory Agreement. AGAM has agreed, until February 28, 2002, to reduce fees payable to it by, or reimburse expenses to, the Acquired Funds. See "Summary -- Fee Tables" or "Proposals Nos. 2(a) - (e): Approval of the Plans -- The Reorganizations -- NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations."

     For the fiscal year ended October 31, 2000, North American Funds paid total advisory fees to AGAM of $7,339,733. Of such amount, $27,616, $53,172, $6,966,
$6,368 and $5,736 (in each case for the period July 7, 2000 to October 31, 2000) were attributable to the NAF Stock Index Fund, the NAF Science & Technology Fund, the NAF Aggressive Growth LifeStyle Fund, the NAF Moderate Growth LifeStyle Fund and the NAF Conservative Growth LifeStyle Fund, respectively. From November 1, 1999 to July 7, 2000, The Variable Annuity Life Insurance Company ("VALIC"), an affiliate of AGAM, served as investment adviser to each of the Acquired Funds. During this period, North American Funds paid total advisory fees to VALIC of $540,574. Of such amount, $48,901, $31,018, $10,087, $9,978 and
$9,390 were attributable to the NAF Stock Index Fund, NAF Science & Technology Fund (for the period March 1, 2000 to July 7, 2000), NAF Aggressive Growth LifeStyle Fund, NAF Moderate Growth LifeStyle Fund and NAF Conservative Growth LifeStyle Fund, respectively. These amounts do not reflect certain fee waivers and expense reimbursements for which the Acquired Funds were reimbursed.

          The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Investment Advisory Agreement. If the New Investment Advisory Agreement is not approved by shareholders of an Acquired Fund, the NAF Board will determine the appropriate actions in the best interests of the shareholders to be taken with respect to such Acquired Fund's advisory arrangements at that time.

Additional Information About AGAM

     General
     -------

     CypressTree Investments, Inc. ("CypressTree") and its affiliates were formed in 1996 to acquire, advise and distribute mutual funds through broker-dealers and other intermediaries. CypressTree Asset Management Corporation, Inc. ("CAM") was CypressTree's wholly owned advisory subsidiary and CypressTree Funds Distributors, Inc. ("CFD") was CypressTree's wholly owned distribution subsidiary. On March 10, 2000, CypressTree sold substantially all of its assets, including all of the stock of CAM and CFD, to American General. Thereafter, CAM was renamed American General Asset Management Corp. and CFD was renamed American General Funds Distributors, Inc. Pursuant to the Previous Advisory Agreement, AGAM oversaw the administration of all aspects of the business and affairs of the Acquired Funds, and selected, contracted with and compensated Subadvisers to manage the assets of the Acquired Funds. AGAM has continued to perform these functions under the Interim Investment Advisory agreement since the completion of the Merger.

     AGAM is located at 286 Congress Street, Boston, Massachusetts 02210. Prior to the Merger, AGAM was wholly owned by American General, which is located at 2929 Allen Parkway, Houston, Texas 77019. As a result of the Merger, American General is wholly owned by AIG. The principal address of AIG is 70 Pine Street, New York, New York 10270.

     The directors and principal executive officer of AGAM, their business addresses, position(s) with AGAM and a description of their principal occupations are set forth below.

     ------------------------------------------------------------------------------------------------------------------
                Name and Address                           Position with AGAM and Principal Occupation(s)
                ----------------                           ----------------------------------------------
     ------------------------------------------------------------------------------------------------------------------
     Alice T. Kane                                     Chief Executive Officer, President and Chairman of the Board of
     390 Park Avenue                                   Directors; Executive Vice President, American General Fund
     New York, NY 10022                                Group; Executive Vice President, The Variable Annuity Life
                                                       Insurance Company and American General Annuity Insurance
                                                       Company.  Ms. Kane also serves as the Chairman of the Board,
                                                       Trustee and President of North American Funds.
     ------------------------------------------------------------------------------------------------------------------
     John A. Graf                                      Director; Senior Vice Chairman, Asset Accumulation, American
     2929 Allen Parkway                                General.
     Houston, TX 77019
     ------------------------------------------------------------------------------------------------------------------
     Kent E. Barrett                                   Director and Treasurer; Senior Vice President and General
     2929 Allen Parkway                                Auditor, American General.
     Houston, TX 77019
     ------------------------------------------------------------------------------------------------------------------

     In addition, the following officers of North American Funds also are employees of AGAM:

     Thomas J. Brown, Treasurer and Vice President of North American Funds and Chief Financial Officer and Chief Administrative Officer of AGAM.

     John I. Fitzgerald, Secretary and Vice President of North American Funds and Assistant Secretary and Counsel of AGAM.

     John N. Packs, Vice President of North American Funds and Director of Research of AGAM.


     Additional Payments to AGAM and its affiliates by Acquired Funds
     ----------------------------------------------------------------

     The Previous Investment Advisory Agreement provided for reimbursement to AGAM for various expenses related to financial, accounting and administrative services provided to the Acquired Funds. For the fiscal year ended October 31, 2000, North American Funds paid in the aggregate $1,387,842 to AGAM for such services. Of such amount, $10,338 $5,184, $0, $0 and $0 (in each case for the period July 7, 2000 to October 31, 2000) were attributable to the NAF Stock Index Fund, the NAF Science & Technology Fund, the NAF Aggressive Growth LifeStyle Fund, the NAF Moderate Growth LifeStyle Fund and the NAF Conservative Growth LifeStyle Fund, respectively. From November 1, 1999 to July 7, 2000, VALIC, an affiliate of AGAM, served as investment adviser to each of the Acquired Funds, but was not similarly reimbursed.

     For the fiscal year ended October 31, 2000, AGAM was paid fees on Institutional Class I shares of each Acquired Fund under the NAF Services Agreement (as defined below) of $381 by the NAF Science & Technology Fund and $0 by each of the NAF Stock Index Fund, the NAF Aggressive Growth LifeStyle Fund, the NAF Moderate Growth LifeStyle Fund and the NAF Conservative Growth LifeStyle Fund (in each case for the period

July 7, 2000 to October 31, 2000), respectively. From November 1, 1999 to July 7, 2000, VALIC Retirement Services Company ("VRSCO") and/or VALIC Investment Services Company ("VISCO"), affiliates of VALIC, were paid fees under a comparable agreement of $528 by the NAF Science & Technology Fund (for the period March 1, 2000 to July 7, 2000) and $0 by each of the NAF Stock Index Fund, NAF Aggressive Growth LifeStyle Fund, NAF Moderate Growth LifeStyle Fund and NAF Conservative Growth LifeStyle Fund, respectively. In addition, from November 1, 1999 to July 7, 2000, VALIC was paid fees under a separate agreement to provide accounting services to each of the Acquired Funds. For this period, VALIC was paid fees under this agreement of $5,433, $1,033, $0, $0 and $0 attributable to the NAF Stock Index Fund, NAF Science & Technology Fund (for the period March 1, 2000 to July 7, 2000), NAF Aggressive Growth LifeStyle Fund, NAF Moderate Growth Lifestyle Fund and NAF Conservative Growth LifeStyle Fund, respectively.

     For the fiscal year ended October 31, 2000, the Acquired Funds paid the NAF Distributor the following distribution and service fees (in each case for the period July 7, 2000 to October 31, 2000):

                                                         Distribution and Service Fees
                                                         -----------------------------
                                                 Class A           Class B            Class C
                                                 -------           -------            -------
     NAF Stock Index Fund                        $8,638            $74,799             $  549
     NAF Science & Technology Fund               $4,218            $43,890             $1,345
     NAF Aggressive Growth LifeStyle Fund        $1,213            $29,870             $  175
     NAF Moderate Growth LifeStyle Fund          $  479            $26,882             $  107
     NAF Conservative Growth LifeStyle Fund      $  454            $24,671             $   79

     For the period November 1, 1999 to July 7, 2000, the NAF Stock Index Fund paid American General Distributors, Inc., a separate affiliated distributor, distribution period and service fees in connection with its Class A and Class B shares of $11,985 and $135,685, respectively. For the March 1, 2000 to July 7, 2000, the NAF Science & Technology Fund paid the same distributor distribution and service fees in connection with its Class A and Class B shares of $2,052 and $24,120, respectively.

     For the fiscal year ended October 31, 2000, the Acquired Funds did not pay brokerage commissions to any affiliated brokers.

         PROPOSAL NO. 1(b):  APPROVAL OF THE NEW SUBADVISORY AGREEMENT

                         THE NEW SUBADVISORY AGREEMENT

Description of the New Subadvisory Agreement

     As a proposal separate from the proposals to approve the New Investment Advisory Agreement and a Reorganization, shareholders of each Acquired Fund (other than the NAF Science & Technology Fund) are being asked to approve the New Subadvisory Agreement between AGAM and New AGIM to ensure that the applicable Acquired Funds receive subadvisory services during the period prior to consummation of the Reorganization. This Proposal No. 1(b) does not apply to the NAF Science & Technology Fund, because it is not subadvised by an affiliate of AGAM. The terms of the New Subadvisory Agreement are the same in all material respects to those of the Previous Subadvisory Agreement. The New Subadvisory Agreement differs from the Previous Subadvisory Agreement only with respect to the effective date and the potential for the subadvisory services to be rendered by an affiliate through New AGIM. The Previous Subadvisory Agreement is dated June 1, 2000 and was last approved by the shareholders of the applicable Acquired Funds at a meeting held on the same date in connection with its initial approval. A description of the New Subadvisory Agreement and the services to be provided by New AGIM is set forth below. This description is qualified in its entirety by reference to the form of the New Subadvisory Agreement attached to this Proxy Statement and Prospectus as Exhibit IB.

     Under the terms of the New Subadvisory Agreement between AGAM and New AGIM, New AGIM will manage the investment and reinvestment of the assets of each applicable Acquired Fund, subject to the supervision of the NAF Board. New AGIM will formulate a continuous investment program for each such Acquired Fund consistent with its investment objectives and policies. New AGIM will implement such programs by purchases and sales of securities and will regularly report to AGAM and the NAF Board with respect to their implementation.

     As compensation for its services under the New Subadvisory Agreement, New AGIM will receive a fee, as a percentage of average daily net assets payable monthly and accrued daily as set forth in the table below. This fee is payable by AGAM at no additional cost to Acquired Fund shareholders.

              Acquired Fund                                     Subadvisory Fee
          --------------------------------------------------------------------------------
          NAF Stock Index Fund                         0.20% of the first $2 billion and
                                                      0.10% on the excess over $2 billion
          --------------------------------------------------------------------------------
          NAF Aggressive Growth LifeStyle Fund                                        0.10%
          --------------------------------------------------------------------------------
          NAF Moderate Growth LifeStyle Fund                                          0.10%
          --------------------------------------------------------------------------------
          NAF Conservative Growth LifeStyle
          Fund                                                                        0.10%
          --------------------------------------------------------------------------------

     For the fiscal year ended October 31, 2000, AGAM paid total subadvisory fees of $3,194,477. Of such amount, $2,047, $6,996, $6,368 and $5,736 (in each case for the period July 7, 2000 to October 31, 2000) were attributable to payments to AGIM in connection with the NAF Stock Index Fund, NAF Aggressive Growth LifeStyle Fund, NAF Moderate Growth LifeStyle Fund and NAF Conservative Growth LifeStyle Fund, respectively. From November 1, 1999 to July 7, 2000, VALIC, an affiliate of AGAM, served as investment adviser to each of the Acquired Funds. During this period, VALIC paid total subadvisory fees of $276,034. Of such amount, $0 was attributable to payments to AGIM in connection with the Acquired Funds.

     VALIC, an affiliate of AGIM, also manages the investment portfolio of the Stock Index Fund of North American Funds Variable Products I (the "NAFVPI Stock Index Fund"), a mutual fund with a substantially similar investment objective to the NAF Stock Index Fund. As compensation for its advisory services in connection with the NAFVPI Stock Index Fund, VALIC receives advisory fees of 0.35% of average daily net assets (0.25% on assets over $500 million) payable monthly and accrued daily. For the fiscal year ended May 31, 2000, AGIM received total advisory fees of $13,283,779 in connection therewith. VALIC also receives payments in connection with the NAFVPI Stock Index Fund pursuant to an accounting services agreement. For the fiscal year ended May 31, 2000, VALIC received total fees of $1,534,054 in connection therewith.

          The Board of Trustees of North American Funds unanimously recommends that the shareholders of each applicable Acquired Fund approve the New Subadvisory Agreement. If the New Subadvisory Agreement is not approved by shareholders of such an Acquired Fund, the NAF Board will determine the appropriate actions to be taken with respect to such Acquired Fund's subadvisory arrangements at that time.

Additional Information About AGIM

     AGIM has been the subadviser to the NAF Stock Index Fund, NAF Aggressive Growth LifeStyle Fund, NAF Moderate Growth LifeStyle Fund and NAF Conservative Growth LifeStyle Fund since July 7, 2000. AGIM was formed in 1998 as a successor to the investment management division of American General. Pursuant to the Previous Subadvisory Agreement, AGIM managed the investment and reinvestment of the assets of each such Acquired Fund subject to the supervision of the NAF Board. AGIM has continued to perform these functions under the Interim Subadvisory Agreement since the completion of the Merger.

     AGIM is located at 2929 Allen Parkway, Houston, Texas 77019. The directors and principal executive officer of AGIM, their position(s) with AGIM and a description of their principal occupations are set forth below. Unless otherwise indicated, the business address of each is 2929 Allen Parkway, Houston, Texas 77019. [Principal occupations to come].

     ----------------------------------------------------------------------------------------------------
                Name and Address                        Position with AGIM and Principal Occupation(s)
                ----------------                        ----------------------------------------------
     ----------------------------------------------------------------------------------------------------
     Richard W. Scott                                  Director, President and Chief Executive Officer

     ----------------------------------------------------------------------------------------------------
     Julia S. Tucker                                   Director and Executive Vice President

     ----------------------------------------------------------------------------------------------------
     Albert Guiterez                                   Director and Executive Vice President

     ----------------------------------------------------------------------------------------------------

     In addition, the following officers of North American Funds also are employees of AGIM: [to come]


               PROPOSAL NOS. 2(a) - (e):  APPROVAL OF THE PLANS



                            COMPARISON OF THE FUNDS

Investment Policies

     In addition to the principal investment policies set forth under "Summary -
- The Funds -- Comparison of the Funds" above, the Funds may also employ the following investment policies:

                                   All Funds

     Derivatives. All Funds (other than the NAF Growth LifeStyle Funds) may invest in derivatives, including options and futures. The NAF Growth LifeStyle Funds may not invest in derivatives, and the SunAmerica Growth LifeStage Funds have no present intention of doing so. A derivative instrument is a contract whose value is based on the performance of an underlying asset. A Fund will use derivatives for hedging purposes. Unlike the Acquired Funds, however, the Acquiring Funds may also write (i.e., sell) covered call and put options to enhance income through the receipt of premiums. With respect to an Acquiring Fund, up to 25% of such Fund's total assets (100% in the case of the SunAmerica Science & Technology Fund) may be subject to calls. An Acquired Fund may not sell put options if, as a result, the Acquired Fund would be required to segregate more than 50% of its assets to cover its potential obligations under put options other than those with respect to futures contracts.

     Certain of the Underlying Funds may make investments in derivative instruments and similar considerations apply to these investments. Each Underlying Fund is subject to varying restrictions with respect to these investments.

     Illiquid Securities. As a non-fundamental restriction, each Fund may invest up to 15% of its net assets in illiquid securities (other than the Growth LifeStage Funds, which, as a non-fundamental restriction, may not invest in illiquid securities).

     Certain of the Underlying Funds may make investments in illiquid securities apply to these investments. Each Underlying Fund is subject to varying restrictions with respect to these investments.

     Borrowing. All Funds may borrow for temporary or emergency purposes and in connection with reverse repurchase agreements, mortgage rolls and similar transactions. When borrowing for temporary or emergency purposes, each Fund may borrow up to 33% of the value of its respective total assets (including amounts borrowed) less liabilities (other than borrowing). The NAF Stock Index Fund and the NAF Growth LifeStyle Funds may not purchase additional securities if borrowing exceeds 5% of each Fund's total assets. Only the Growth LifeStage Funds may borrow for other than temporary or emergency purposes. Each Fund's policy regarding the use of leverage is a fundamental policy.

     Each Underlying Fund is subject to varying restrictions with respect to the use of borrowing.

     Lending. The Funds may not make loans, except through repurchase agreements and the purchase of portfolio securities consistent with a Fund's investment objectives and policies. In addition, each Fund (other than the Growth LifeStage Funds) may lend portfolio securities subject to comparable restrictions.

     Each Underlying Fund is subject to varying restrictions with respect to lending.

     Short Sales. As a non-fundamental policy, no Fund may engage in short sales, except, in the case of the Stock Index Funds and Science & Technology Funds, short sales "against the box." A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. An Acquiring Fund (other than the SunAmerica Science & Technology Fund) may not enter into a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales. Up to 100% of the SunAmerica Science & Technology Fund's assets may be subject to such short sales.

     Each Underlying Fund is subject to varying restrictions with respect to the use of short sales.

     Cash and Short-Term Securities. Each Fund may invest in money market instruments for liquidity purposes. Certain of the Acquiring Funds are subject to the following percentage of asset limitations with respect to their short-term investments: 35% of total assets in the case of the SunAmerica Stock Index Fund; and 10% of total assets in the case of the SunAmerica Growth Life Stage Funds.

     The Underlying Funds may make similar short-term investments under similar circumstances.

     Defensive Investments. Each Fund may make temporary defensive investments without limitation in response to adverse market, economic, political or other conditions.

     The Underlying Funds may make similar investments for temporary defensive purposes.

                          Science & Technology Funds

     Fixed-Income Securities. Each Science & Technology Fund may invest in fixed income securities, although each does so primarily with respect to short-term investments to meet liquidity needs or with respect to fixed income securities having similar growth of capital potential to the equity securities in which it invests. The SunAmerica Science & Technology Fund generally will not invest in debt securities in the lowest rating categories (rated "CC" or lower by Standard & Poor's Rating Services, a Division of The McGraw Hill Companies, Inc. or "Ca" by Moody's Investors Service, Inc.).

     Foreign Securities. Each Science & Technology Fund may invest in the securities of issuers located outside of the United States, including American Depository Receipts ("ADRs") or similar securities convertible into foreign securities, such as European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs").

Directors and Officers

     SunAmerica Strategic Investment Series, Inc. is governed by the SunAmerica Board, which currently consists of five individuals, four of whom are SunAmerica Independent Directors.

     The SunAmerica Board is responsible for the overall supervision of SunAmerica Strategic Investment Series, Inc. and performs various duties imposed on directors of investment companies by the Investment Company Act and under SunAmerica Strategic Investment Series, Inc.'s Articles of Incorporation. Directors and officers of SunAmerica Strategic Investment Series, Inc. are also directors (or trustees) and officers of some or all of the other investment companies managed, administered or advised by SAAMCo, and distributed by SACS and other affiliates. The SunAmerica Board elects the Acquiring Funds' officers. See "Directors and Officers" in the Acquiring Funds Statements.

The following table lists the Directors and executive officers of SunAmerica Strategic Investment Series, Inc., their ages and principal occupations during the past five years. The business address of each Director and executive officer is The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. For the purposes of this Proxy Statement and Prospectus, the SunAmerica Mutual Funds ("SAMF") consist of SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Style Select Series, Inc. and SunAmerica Strategic Investment Series, Inc. An asterisk indicates that the Director is an interested person of the SunAmerica Strategic Investment Series, Inc. within the meaning of Section 2(a)(19) of the Investment Company Act.

                                          Position                            Principal Occupations
      Name, Age and Address         with the Corporation                       During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
S. James Coppersmith, 67            Director                   Retired; formerly, President and General Manager,
                                                               WCVB-TV, a division of the Hearst Corp. (1982 to
                                                               1994); Director/Trustee of SAMF and Anchor Series
                                                               Trust ("AST")
----------------------------------------------------------------------------------------------------------------------
Samuel M. Eisenstat, 60             Chairman of the Board      Attorney, solo practitioner, Chairman of the Boards of
                                                               Directors/Trustees of SAMF and AST.
----------------------------------------------------------------------------------------------------------------------
Stephen J. Gutman, 57               Director                   Partner and Managing Member of B.B. Associates LLC
                                                               (menswear specialty retailing and other activities)
                                                               since June 1988; Director/Trustee of SAMF and AST.
----------------------------------------------------------------------------------------------------------------------
Peter A. Harbeck*, 47               Director and President     Director and President, SAAMCo, since August 1995;
                                                               Director, AIG Asset Management International, Inc.
                                                               ("AIGAMI") since February 2000; Managing Director,
                                                               John McStay Investment Counsel, L.P. ("JMIC") since
                                                               June 1999; Director, SACS, since August 1993; Director
                                                               and President, SunAmerica Fund Services, Inc.
                                                               ("SAFS"), since May 1988; President, SAMF and AST.
----------------------------------------------------------------------------------------------------------------------
Sebastiano Sterpa, 71               Director                   Founder and Chairman of the Board of the Sterpa Group
                                                               (real estate) since 1962; Director, Real Estate
                                                               Business Service and Countrywide Financial;
                                                               Director/Trustee of SAMF.
----------------------------------------------------------------------------------------------------------------------
J. Steven Neamtz, 42                Vice President             Executive Vice President, SAAMCo since April 1996;
                                                               Director and Chairman of the Board, AIGAMI, since
                                                               February 2000; Vice President, SAMF, since November
                                                               1999; Director and President, SACS, since April 1996.
----------------------------------------------------------------------------------------------------------------------
Peter C. Sutton, 36                 Treasurer                  Senior Vice President, SAAMCo since April 1997; Vice
                                                               President, AIGAMI, since February 2000; Treasurer and
                                                               Controller of Seasons Series Trust ("Seasons"),
                                                               SunAmerica Series Trust ("SAST") and Anchor Pathway
                                                               Fund ("APF") since February 2000; Treasurer of SAMF
                                                               and AST since February 1996; Vice President of SAST
                                                               and APF since 1994; formerly Assistant Treasurer of
                                                               SAST and APF from 1994 to February 2000; Vice
                                                               President, Seasons, since April 1997; formerly Vice
                                                               President, SAAMCo, from 1994 to 1997.
----------------------------------------------------------------------------------------------------------------------

                                          Position                            Principal Occupations
      Name, Age and Address         with the Corporation                       During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
Robert M. Zakem, 43                 Secretary and Chief        Senior Vice President and General Counsel, SAAMCo,
                                    Compliance Officer         since April 1993; Vice President, General Counsel and
                                                               Assistant Secretary, AIGAMI, since February 2000;
                                                               Executive Vice President, General Counsel and
                                                               Director, SACS, since August 1993; Vice President,
                                                               General Counsel and Assistant Secretary, SAFS, since
                                                               January 1994; Vice President, SAST, APF and Seasons;
                                                               Assistant Secretary, SAST and APF, since September
                                                               1993; Assistant Secretary, Seasons, since April 1997.
----------------------------------------------------------------------------------------------------------------------

     At a meeting of the SunAmerica Board held on August 22, 2001, the SunAmerica Board elected Dr. Judith L. Craven and William F. Devin to the SunAmerica Board, effective on or about November 9, 2001. Dr. Craven and Mr. Devin are currently members of the NAF Board. Dr. Craven and Mr. Devin would join the SunAmerica Board as SunAmerica Independent Directors and as members of the Audit and Nominating Committees.

     The following table lists the ages, business addresses and principal occupations during the past five years of Dr. Craven and Mr. Devin.

     ----------------------------------------------------------------------------------------------------
     Dr. Judith L. Craven, 55                       Retired Administrator.  Trustee, North American
     3212 Ewing Street                              Funds Variable Product Series II, 15 investment
     Houston, TX 77004                              portfolios (November 1998 to present); Director,
                                                    North American Funds Variable Product Series I, 21
                                                    investment portfolios (August 1998 to present);
                                                    Director, USLIFE Income Fund, Inc. (November 1998
                                                    to present); Director, Compaq Computer Corporation
                                                    (1992 to present); Director, A.G. Belo Corporation,
                                                    a media company (1992 to present); Director, Sysco
                                                    Corporation, a food marketing and distribution
                                                    company (1996 to present); Director, Luby's Inc., a
                                                    restaurant chain (1998 to present); Director,
                                                    University of Texas Board of Regents (May 2001 to
                                                    present).  Formerly, Director, CypressTree Senior
                                                    Floating Rate Fund, Inc. (June 2000 to May 2001);
                                                    Formerly, President, United Way of the Texas Gulf
                                                    Coast, a not for profit organization (1992-1998);
                                                    Formerly, Director, Houston Branch of the Federal
                                                    Reserve Bank of Dallas (1992-2000); Formerly, Board
                                                    Member, Sisters of Charity of the Incarnate Word
                                                    1996-1999).

--------------------------------------------------------------------------------------------------------
William F. Devin, 62                                Member of the Board of Governors, Boston Stock
44 Woodland Road                                    Exchange (1985 to present); Formerly, Executive
Braintree, MA 02184                                 Vice President, Fidelity Capital Markets, a
                                                    division of National Financial Services Corporation
                                                    (1966-1996); Formerly, Director, CypressTree Senior
                                                    Floating Rate Fund, Inc. (October 1997 to May 2001).

--------------------------------------------------------------------------------------------------------

     SunAmerica Strategic Investment Series, Inc. pays each SunAmerica Independent Director annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the SunAmerica Board. Specifically, each SunAmerica Independent Director received a pro rata portion (based upon the SunAmerica Strategic Investment Series, Inc.'s net assets) of an aggregate of $40,000 in annual compensation for acting as director or trustee to SAMF. In addition, each SunAmerica Independent Director received $20,000 in annual compensation for acting as trustee for AST. Beginning January 1, 2001 each SunAmerica Independent Director of the retail funds in SAMF receives an additional $2,500 per quarterly meeting. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the Boards of the retail funds in SAMF. Officers of SunAmerica Strategic Investment Series, Inc. receive no direct remuneration in such capacity from SunAmerica Strategic Investment Series, Inc. or any of the Acquiring Funds.

     In addition, each SunAmerica Independent Director also serves on the Audit Committee of the SunAmerica Board. The Audit Committee is charged with recommending to the full SunAmerica Board the engagement or discharge of SunAmerica Strategic Investment Series, Inc.'s independent accountants; directing investigations into matters within the scope of the independent accountant's duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Committee minutes to the full SunAmerica Board. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committee of SAMF and AST. With respect to SunAmerica Strategic Investment Series, Inc., each member of the Committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of SunAmerica Strategic Investment Series, Inc.. SunAmerica Strategic Investment Series, Inc. also has a Nominating Committee, comprised solely of SunAmerica Independent Directors, which recommends to the SunAmerica Board those persons to be nominated for election as Directors by shareholders and selects and proposes nominees for election by Directors between shareholders' meetings. Members of the Nominating Committee serve without compensation.

     The Directors (and Trustees) of SAMF and AST have adopted the SunAmerica Disinterested Directors' and Trustees' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the SunAmerica Independent Directors. The Retirement Plan provides generally that if a SunAmerica Independent Director (or Trustee) who has at least 10 years of consecutive service as a disinterested Director (or Trustee) of any SAMF or AST (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SAMF with respect to which he or she is an Eligible Director. With respect to Sebastiano Sterpa, the SunAmerica Independent Directors have determined to make an exception to existing policy and allow Mr. Sterpa to remain on the SunAmerica Board past age 70, until he has served for ten years. Mr. Sterpa will cease accruing retirement benefits upon reaching age 70, although such benefits will continue to accrue interest as provided for in the Retirement Plan. As of each birthday, prior to the 70th birthday, each Eligible Director will be credited with an amount equal to (i) 50% of his or her regular fees (excluding committee fees) for services as a disinterested Director of each SAMF for the calendar year in which such birthday occurs, plus (ii) 8.5% of any amounts credited under clause
(i) during prior years. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.

     The following table sets forth information summarizing the aggregate compensation of each SunAmerica Independent Director for his services as a member of the SunAmerica Board for the fiscal year ended October 31, 2000, except as otherwise indicated. Neither the Directors who are interested persons of SunAmerica Strategic Investment Series, Inc. nor any officers of SunAmerica Strategic Investment Series, Inc. receive any compensation.

------------------------------------------------------------------------------------------------------------------------------------
                                                          Pension or
                                                          Retirement
                                                       Benefits Accrued                              Total Compensation
                                     Aggregate            as Part of          Estimated Annual       From Registrant and
                                 Compensation from        Corporation           Benefits Upon       Fund Complex Paid to
Director                             Registrant            Expenses              Retirement*             Directors**
--------------------------------------------------------------------------------------------------------------------------
S. James Coppersmith                    $764              $48,315                  $29,670                 $67,500
--------------------------------------------------------------------------------------------------------------------------
Samuel M. Eisenstat                     $804              $41,033                  $46,083                 $71,500
--------------------------------------------------------------------------------------------------------------------------
Stephen J. Gutman                       $764              $42,230                  $60,912                 $67,500
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                          Pension or
                                                          Retirement
                                                       Benefits Accrued                              Total Compensation
                                     Aggregate            as Part of          Estimated Annual       From Registrant and
                                 Compensation from        Corporation           Benefits Upon       Fund Complex Paid to
Director                             Registrant            Expenses              Retirement*             Directors**
--------------------------------------------------------------------------------------------------------------------------
Sebastiano Sterpa***                    $797               $10,579                 $7,900                  $45,833
--------------------------------------------------------------------------------------------------------------------------

 *    Assuming participant elects to receive benefits in 15 yearly installments.
 ** Information is as of March 31, 2001 for the five investment companies in the complex that pay fees to these directors/trustees. The complex consists of SAMF and AST.
 ***  Mr. Sterpa is not a trustee of AST.

Management Arrangements

     Comparison of Management and Administrative Arrangements and Fees
     -----------------------------------------------------------------


     AGAM serves as the investment adviser for the Acquired Funds and SAAMCo serves as the investment adviser for the Acquiring Funds. Each of AGAM and SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, respectively, and for providing certain administrative services to such Fund.

     AGAM was organized as a Delaware corporation in 1996 and is located at 286 Congress Street, Boston, Massachusetts, 02210. Prior to the Merger, AGAM and the NAF Distributor were both wholly owned subsidiaries of American General. Prior to the Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. AGAM is now a subsidiary of AIG.

     SAAMCo was organized as a Delaware corporation in 1982 and is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. SAAMCo is a wholly owned subsidiary of SunAmerica Inc., which in turn is a wholly owned subsidiary of AIG. AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.
AIG's primary activities include both general and life insurance operations. Other significant activities include financial services and asset management.
At June 30, 2001, SAAMCo managed, advised and/or administered more than $28.5 billion of assets.

     Comparison of the NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement. The SunAmerica Investment Advisory Agreement is similar to the NAF Investment Advisory Agreement, except for certain matters, including the effective dates and the identity of the adviser. The effective advisory fees payable by each Acquiring Fund to SAAMCo under the SunAmerica Investment Advisory Agreement are at the same annual rate as the advisory fees payable by the respective Acquired Fund under the NAF Investment Advisory Agreement.

     The advisory fees payable by the Acquired Funds to AGAM are discussed above under "Proposal No. 1(a): Approval of the New Investment Advisory Agreement -- Description of the New Investment Advisory Agreement." The effective advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquired Funds.

     The SunAmerica Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of SAAMCo's (and its affiliates') obligations or duties thereunder ("disabling conduct"), SAAMCo is not subject to liability to an Acquiring Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to such Acquiring Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). The SunAmerica Investment Advisory Agreement also provides that except for such disabling conduct, an Acquiring Fund will indemnify SAAMCo (and its affiliates) from any liability arising from

SAAMCo's conduct under the SunAmerica Investment Advisory Agreement. The NAF Investment Advisory Agreement does not contain similar provisions.

     Both the NAF Investment Advisory Agreement and the SunAmerica Investment Advisory Agreement provide that the adviser may, at its own cost and expense and subject to the requirements of the Investment Company Act, retain one or more Subadvisers to manage all or a portion of the investment portfolio of an Acquired Fund or Acquiring Fund, respectively. Each of AGAM and SAAMCo is authorized to retain (or change) such unaffiliated Subadviser(s) without shareholder approval pursuant to separate "Manager of Managers" orders granted by the Commission. SAAMCo and AGAM are ultimately responsible under their respective "Manager of Managers" order to oversee any Subadvisers for the Acquired Funds and Acquiring Funds, respectively. AGAM has retained T. Rowe Price as Subadviser for the NAF Science & Technology Fund pursuant to the Acquired Funds' "Manager of Managers" order. See "--Comparison of Subadvisory Arrangements" below. As of the date hereof, SAAMCo has also appointed T. Rowe Price as Subadviser to the SunAmerica Science & Technology Fund pursuant to the Acquiring Funds' "Manager of Managers" order. AGAM has retained New AGIM for each of the other Acquired Funds, subject to shareholder approval; and SAAMCo has retained New AGIM for the SunAmerica Stock Index Fund. Accordingly, if shareholders approve the Reorganizations, following consummation of the Reorganizations, the portfolios of the Acquired Funds will be managed by SAAMCo as part of the Combined Funds (although New AGIM and T. Rowe Price will be responsible for management of the investment portfolios of the Stock Index Combined Fund and the Science & Technology Combined Fund, respectively).

     Comparison of Subadvisory Arrangements. The current Subadvisers of the Acquired Funds as well as certain information regarding each Subadviser are set forth below:

---------------------------------------------------------------------------------------------------------------------------
Acquired Fund:                       Subadviser:                                Information:
---------------------------------------------------------------------------------------------------------------------------
NAF Stock Index Fund, NAF            AGIM, 2929 Allen Parkway, Houston, Texas   AGIM is a registered investment adviser
Aggressive Growth LifeStyle Fund,    77019                                      and a wholly owned subsidiary of AGAM.  As
NAF Moderate Growth LifeStyle                                                   of June 30, 2001, AGIM had approximately
Fund and NAF Conservative Growth                                                $77 billion under management.
LifeStyle Fund
---------------------------------------------------------------------------------------------------------------------------
NAF Science & Technology Fund        T. Rowe Price, 100 East Pratt Street,      T. Rowe Price is a registered investment
                                     Baltimore, Maryland 21202                  adviser.  As of June 30, 2001, T. Rowe
                                                                                Price and its affiliates served as
                                                                                investment adviser to more than 80 stock,
                                                                                bond and money market funds, and managed
                                                                                approximately $158.6 billion.
---------------------------------------------------------------------------------------------------------------------------

     Under the terms of each of the Subadvisory Agreements between AGAM and a Subadviser (the "NAF Subadvisory Agreements"), the Subadviser for the respective Acquired Fund manages the investment and reinvestment of the assets of such Acquired Fund, subject to the supervision of the NAF Board. Under the terms of each SunAmerica Subadvisory Agreement, the Subadviser for the respective Acquiring Fund manages the investment and reinvestment of the assets of such Acquiring Fund, subject to the oversight and review of SAAMCo. Under both the NAF and the SunAmerica Subadvisory Agreements, the Subadviser formulates a continuous investment program for the applicable Acquired Fund consistent with its investment objectives and policies. The Subadviser implements such programs by purchases and sales of securities and regularly reports to AGAM and the NAF Board or SAAMCo and the SunAmerica Board, as the case may be, with respect to their implementation.

     Each of the SunAmerica Subadvisory Agreements provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Subadviser's (and its affiliates') obligations or duties thereunder ("disabling conduct"), the Subadviser is not subject to liability to an Acquiring Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to such Acquiring Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). The SunAmerica Subsadvisory Agreements also provide that except for such disabling conduct, an Acquiring Fund will indemnify the Subadviser (and its affiliates) from any liability arising from the Subadviser's conduct under the agreement. With respect to indemnification, the NAF Subadvisory Agreements do not contain a similar provision.

     As compensation for their services, the Subadvisers receive fees from AGAM computed separately for each Acquired Fund. Such fees are paid out of AGAM's advisory fee at no additional cost to the Acquired Funds or their shareholders. The subadvisory fees paid by AGAM in connection with the Acquired Funds are discussed above under "Proposal No. 1(b): Approval of the New Subadvisory Agreement--Description of the New Subadvisory Agreement." Absent any applicable fee waivers, the fee rate that AGAM is obligated to pay to each Subadviser under its respective Subadvisory Agreement is as follows:

------------------------------------------------------------------------------------------
             Acquired Fund                                   Subadvisory Fee
------------------------------------------------------------------------------------------
NAF Stock Index Fund                            0.20% of the first $2 billion and 0.10% on
                                                        the excess over $2 billion
------------------------------------------------------------------------------------------
NAF Science & Technology Fund                   0.60% of the first $500 million and 0.55%
                                                     on the excess over $500 million
------------------------------------------------------------------------------------------
NAF Aggressive Growth LifeStyle Fund                            0.10%
------------------------------------------------------------------------------------------
NAF Moderate Growth LifeStyle Fund                              0.10%
------------------------------------------------------------------------------------------
NAF Conservative Growth LifeStyle Fund                          0.10%
------------------------------------------------------------------------------------------

     SAAMCo will directly manage the investment portfolios of each of the SunAmerica Growth LifeStage Funds and will directly manage the investment portfolios of each of the Growth LifeStage Combined Funds after the Reorganizations. SAAMCO has retained New AGIM as Subadviser to manage the investment portfolio of the SunAmerica Stock Index Fund and T. Rowe Price as Subadviser to manage the investment portfolio of the SunAmerica Science & Technology Fund. Accordingly, New AGIM will manage the investment portfolio of the Stock Index Combined Fund and T. Rowe Price will manage the investment portfolio of the Science & Technology Combined Fund. SunAmerica will pay New AGIM and T. Rowe Price advisory fees in connection with these duties at the same rate as each was paid by AGAM under the Previous Subadvisory Agreement applicable to each.

Distribution and Shareholder Servicing Arrangements

     Distributor
     -----------

     American General Funds Distributors, Inc. (previously defined as "AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the principal distributor of the shares of the Acquired Funds. SunAmerica Capital Services, Inc. (previously defined as "SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the Acquiring Funds. As compensation for their respective services, AGFD and SACS receive the initial and deferred sales charges in respect of the Acquired Funds and Acquiring Funds, respectively. In addition, AGFD and SACS receive fees under each respective Acquired Fund's and Acquiring Fund's plan pursuant to Rule 12b-1 under the Investment Company Act. The address of the NAF Distributor is 286 Congress Street, Boston, Massachusetts 02210. The address of the SunAmerica Distributor is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204.
After consummation of the Reorganizations, the SunAmerica Distributor will continue to provide distribution services to each Combined Fund.

     Distribution and Service (12b-1) Fees
     -------------------------------------

     Each of the Acquired Funds and Acquiring Funds have adopted a plan under Rule 12b-1 under the Investment Company Act that allows it to pay distribution and other fees for the sale and distribution of its shares. Class A, Class B and Class C shares of each Acquired Fund and Class A, Class B and Class II shares of each Acquiring Fund are subject to the same respective distribution and account maintenance and service fees pursuant to the applicable plan under Rule 12b-1. The table below sets forth the distribution and account maintenance and service fees for each of these classes.

     NAF Stock Index Fund
     NAF Science & Technology Fund

                                                                                         Account
           Acquired                    Acquiring                                       Maintenance
          Fund Class                   Fund Class             Distribution Fee        and Service Fee
-------------------------------  ----------------------  ----------------------  ---------------------
             A                             A                      0.10%                  0.25%
             B                             B                      0.75%                  0.25%
             C                            II                      0.75%                  0.25%

     NAF Aggressive Growth LifeStyle Fund
     NAF Moderate Growth LifeStyle Fund
     NAF Conservative Growth LifeStyle Fund

                                                                                       Account
         Acquired                      Acquiring                                     Maintenance
         Fund Class                    Fund Class          Distribution Fee        and Service Fee
-------------------------------  ----------------------  ---------------------   --------------------
             A                             A                     0.10%                   None
             B                             B                     0.75%                   None
             C                            II                     0.75%                   None

     Because these fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

     Shareholder Servicing Fees for Class I
     --------------------------------------

     The Acquired Funds have entered into a Services Agreement (the "NAF Services Agreement") with AGAM for the provision of recordkeeping and shareholder services to retirement and employee benefit plans and the NAF Growth LifeStyle Funds, each of which invest in Institutional Class I shares of certain of the Acquired Funds. Under the NAF Services Agreement, as compensation for services rendered, AGAM receives a fee on Institutional Class I shares of each Acquired Fund equal to 0.25% of average net assets of such class. SACS will provide these services after the Reorganizations with respect to Class I shares of the Combined Funds for the same fee.

Other Service Agreements with Affiliates

     SAFS acts as a servicing agent assisting State Street in connection with certain services offered to the shareholders of each of the Acquiring Funds pursuant to the terms of a Service Agreement (the "SunAmerica Service Agreement"). Under the SunAmerica Service Agreement, as compensation for transfer agency services rendered, SAFS receives a fee from each Acquiring Fund, computed and payable monthly based upon an annual rate of 0.22% of average daily net assets of each Acquiring Fund with respect to Class A, Class B and Class II shares. Upon completion of the Reorganizations, SAFS will receive the same fee with respect to Class I shares of each Acquiring Fund. From this fee, SAFS pays a fee to State Street, and its affiliate, National Financial Data Services. In addition, pursuant to the Service Agreement, SAFS may receive reimbursement of its costs in providing shareholder services on behalf of the Acquiring Funds. SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204.

Purchase, Exchange and Redemption of Shares

     The following chart highlights the purchase, redemption and exchange features of the Acquired Funds as compared to such features of the Acquiring Funds.

        Purchase, Redemption
       and Exchange Features                     Acquired Funds                          Acquiring Funds
------------------------------------  -------------------------------------   --------------------------------------
Minimum initial investment             .  non-retirement accounts:  $1000     .   non-retirement accounts:  $500
                                       .  retirement accounts:  $50           .   retirement accounts:  $250
                                       .  automatic investment programs: $50  .   dollar cost averaging: $500 to open

                                       Class B shares are available for
                                       purchases of $250,000 or less.
                                       Class C shares are available for
                                       purchases under $1 million.
                                       Institutional Class I shares are
                                       available for purchases of $1
                                       million or more.

Minimum subsequent investments         $50                                    .  non-retirement account:  $100
                                                                              .  retirement account:  $25
                                                                              .  dollar cost averaging:  you must
                                                                                 invest at least $25 per month

        Purchase, Redemption
       and Exchange Features                     Acquired Funds                          Acquiring Funds
------------------------------------  -------------------------------------   --------------------------------------
Initial Sales Charge                  Class A:  5.75%                         Class  A:  5.75%
(as a percentage of offering price)   Class B:  None                          Class B:  None
                                      Class C:  None                          Class II:  1.00%
                                      Institutional Class I:  None            Class I:  None)
                                      Purchases over $1 million are sold      Initial sales charge is waived for
                                      without an initial sales charge         certain investors

Deferred Sales Charge                 Class A:  Purchases of shares worth     Class A:  Purchases of Class A shares
                                      over $1 million that are sold           over $1 million that are redeemed
                                      without an initial sales charge and     within a certain period of time are
                                      redeemed within 1 year are subject      subject to a CDSC (1% for redemptions
                                      to a 1% CDSC at redemption.             within one year of purchase and 0.50%
                                                                              for redemptions after the first year
                                      Class B:  Shares redeemed within 6      and within the second year of
                                      years are subject to a CDSC.(a)(b)      purchase).

                                      Class C:  Shares redeemed within one    Class B:  Shares redeemed within 6
                                      year are subject to a 1% CDSC(b).       years are subject to a CDSC.  (a)(b)

                                      Institution Class I:  None.             Class II:  Shares redeemed within 18
                                                                              months after purchase are subject to
                                                                              a 1% CDSC.  (b)

                                                                              Class I:  None
Purchases                             By mail (check), wire or through        By mail (check), wire or through a
                                      broker-dealers                          broker or financial advisor

Redemption                            Classes A, B and C:  By mail, wire      Classes A, B and II:  By mail, wire
                                      (if a minimum of $1,000), telephone     (any amount for requests by mail and
                                      or through broker-dealers               less than $100,000 for requests by
                                                                              telephone), telephone (for amounts
                                                                              less than $100,000) or through a
                                                                              broker or financial advisor

                                      Class I:  contact the financial         Class I:  contact the financial
                                      intermediary (or other organization)    intermediary (or other organization)
                                      from whom shares were purchased.        from whom shares were purchased.

Conversion                            Class B shares automatically convert    Class B shares automatically convert
                                      into Class A shares eight years         into Class A shares approximately
                                      after purchase                          eight years after purchase

Exchanges                             Shares of an Acquired Fund may be       Shares of an Acquiring Fund may be
                                      exchanged for shares of the same        exchanged for shares of the same
                                      class of any other Acquired Fund or     class of any other fund distributed
                                      other series of North American Funds    by SACS

                                      For Institutional Class I shares,
                                      all or part of an existing plan
                                      balance may be exchanged from one
                                      investment option to another if
                                      permitted by an employer retirement
                                      plan.

_________________

  (a) The CDSC of Class B shares of the Acquiring Funds is either the same as or less than the CDSC relating to Class B shares of the Acquired Funds. The table below sets forth the schedule of Class B CDSC for all Funds.

                                                                          CDSC on shares being sold
                                                  -----------------------------------------------------------------------
             Years after Purchase                             Acquired Funds                      Acquiring Funds
            ----------------------                           ----------------                    -----------------
            1/st/ year                                             5.00%                              5.00%
            2/nd/ year                                             5.00%                              4.00%
            3/rd/ year                                             4.00%                              3.00%
            4/th/ year                                             3.00%                              3.00%
            5/th/ year                                             2.00%                              2.00%
            6/th/ year                                             1.00%                              1.00%
            7/th/ year and thereafter                              None                               None

  (b) The CDSC schedules applicable to Class B and Class C shares of an Acquired Fund will continue to apply to the respective Corresponding Shares received in the applicable Reorganization by shareholders of a Combined Fund who were shareholders of the respective Acquired Fund as of the date of the closing of such Reorganization (even if you exchange your shares for shares of another fund distributed by SACS). Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. Future purchases of Class A, Class B or Class II Shares of a Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund. There is no CDSC on Combined Fund shares that are purchased through reinvestment of dividends. In the case of a partial redemption of Combined Fund shares, those shares in the shareholder's account that are not subject to a CDSC will be sold first. If there are not enough of these shares available, shares that have the lowest CDSC will be sold next.

     Dividend Distribution and Account Policies
     ------------------------------------------

     The following is a summary of the dividend distribution and account policies of each of the Funds and is qualified in its entirety by the more complete information contained in the Acquired Funds Prospectuses, Acquiring Funds Prospectuses, Acquired Funds Statement and Acquiring Funds Statements.

     Valuation of Fund Shares. The net asset value per share for each Fund and class is determined once daily as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) by dividing the net assets (the value of all assets less liabilities) of each class by the number of its shares outstanding. See "Purchase, Redemption and Pricing -- Determination of Net Asset Value" in the Acquired Funds Statement and "Determination of Net Asset Value" in the Acquiring Funds Statements.

     Buy and Sell Prices. When you buy shares of a Fund, you pay the net asset value plus any applicable sales charges. When you sell shares of a Fund, you receive the net asset value minus any applicable CDSCs.

     Dividends. Each of the Funds declares and pays capital gains and income dividends, if any, annually. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Dividends, Distributions and Taxes -- Dividends and Distributions" in the Acquiring Funds Statements.

     Dividend Reinvestments. The policy relating to dividend reinvestments is substantially the same for all Funds. Unless cash payment is requested (and such payment is more than $10 in the case of the Acquiring Funds), all dividends and distributions, if any, will be reinvested. Alternatively, in the case of the Acquiring Funds, dividends and distributions may be reinvested in any fund distributed by SACS. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Dividends, Distributions and Taxes -- Dividends and Distributions" in the Acquiring Funds Statements.

     Redemptions-in-kind. Each Acquired Fund reserves the right to pay redemption proceeds in whole or in part by a distribution "in kind" of securities held by the Acquired Fund, subject to the limitation that each Acquired Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Acquired Fund during any 90-day period for any one account. Each Acquiring Fund also may pay redemption proceeds by a distribution "in kind" of securities held by the Acquiring Fund, if it determines that it would be detrimental to the best interests of the remaining shareholders of the Acquiring Fund to make payment of redemption proceeds wholly or partly in cash. See "Purchase Redemption and Pricing -- Redemption in Kind" in the Acquired Funds Statement and "Additional Information Regarding Redemption of Shares" in the Acquiring Funds Statements.

     Payment Following Redemption. Each Fund will normally send the proceeds from a redemption (less any applicable CDSC) on the next business day, but may delay payment for up to seven days. Payment may be delayed if the shares to be redeemed were purchased by a check that has not cleared. During periods of extreme volatility or market crisis, each Fund may temporarily suspend the right to redemption and may postpone the payment of proceeds, as allowed by the federal securities laws. See "Shareholder Account Information -- Transaction Policies" and "Additional Information Regarding Redemption of Shares" in the Acquiring Funds Prospectuses and Acquiring Funds Statements, respectively, and "Section II: Investing in the North American Funds" and "Purchase, Redemption and Pricing -- Payment for the Shares Presented" in the Acquired Funds Prospectuses and Acquired Funds Statement, respectively.

     Programs that Reduce Sales Charges. Each of the Funds offer programs pursuant to which shareholders pay reduced sales charges. With respect to the Acquiring Funds, these programs are only applicable to purchases of Class A shares. Under the Rights of Accumulation program, a shareholder pays the sales charge applicable to the shareholder's total account balance in all classes of shares. Under a Letter of Intent (or statement of intention), a shareholder agrees to invest a certain amount over 13 months and will pay the sales charge based on the shareholder's goal. In addition, the Acquiring Funds also offer reduced sales charges for group purchases, pursuant to which members of qualified groups may purchase Class shares of an Acquiring Fund under the Rights of Accumulation program described above. The Acquiring Funds also offer a Combined Purchase Privilege, pursuant to which certain persons may qualify for sales charge reductions or elimination by combining purchases of Acquiring Fund shares into a single transaction. See "Section II: Investing in the North American Funds" in the Acquired Funds Prospectuses and "Additional Information Regarding Purchase of Shares" in the Acquiring Funds Statements for more information regarding these programs.

     Reinstatement Privileges. Each of the Funds offers a reinstatement privilege. In the case of the Acquired Funds, if a shareholder redeems Class A shares (under $1 million) and reinvests within 90 days, the shareholder will not have to pay a sales charge. If a shareholder redeems Class shares over $1 million, or Class or Class shares and pays a CDSC and then reinvests within 90 days, the shareholder's account will be credited the amount of the CDSC. In the case of the Acquiring Funds, a shareholder may redeem shares of an Acquiring Fund and within one year after the sale invest some or all of the proceeds in the same share class of the same Acquiring Fund without a sales charge. A shareholder may use the reinstatement privilege only one time after redeeming such shares. If a shareholder paid a CDSC on the redemption of his or her shares, the shareholder's account will be credited with the dollar amount of the CDSC at the time of redemption. See "Account Services" in the Acquired Funds Prospectus relating to Class , Class , and Class shares and "Shareholder Account Information" in the Acquiring Funds Prospectuses for more information regarding this privilege.

     Other Shareholder Services. Each of the Acquired Funds and Acquiring Funds offers other shareholder services which are similar, although not identical, such as automatic investment plans and systematic withdrawal plans. In addition, Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the Acquiring Funds, which provides for benefits payable at death that relate to the amounts paid to purchase Acquiring Fund shares (and not subsequently redeemed prior to death) and to the value of Acquiring Fund shares held for the benefit of insured persons. Anchor National Life Insurance company charges a premium for this coverage. For additional information regarding these additional shareholder services, see "Account Services" in the

Acquired Funds Prospectuses and "Shareholder Account Information" and "Additional Information Regarding Purchase of Shares" in the Acquiring Funds Prospectuses and Acquiring Funds Statements, respectively.

     Small Accounts. The Acquired Funds require that you maintain a minimum account balance of $500, or $50 for retirement plans and other automatic investing programs. The Acquiring Funds require that you maintain a minimum account balance of $500, or $250 for retirement plan accounts. If your account with an Acquiring Fund falls below the minimum requirement due to withdrawals, you may be asked to purchase more shares within 60 days. If you do not take action, the Acquiring Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account with an Acquiring Fund. Your account with an Acquiring Fund will not be closed if its drop in value is due to performance of the Acquiring Fund or the effects of sales charges.

Performance

     General
     -------

     The following tables provide performance information for shares of the Funds for the periods indicated.Past performance is not indicative of future performance. Each Acquiring Fund has been recently created and has not yet commenced operations; consequently, it does not have an investment performance record. After the Reorganizations, each Combined Fund, as a successor to its respective Acquired Fund, will assume and publish the investment performance record of the Acquired Fund.

     Average annual total return is determined separately for each Class in accordance with a formula specified by the Commission. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The calculation assumes that:

     (a) The maximum sales load (i.e., either the front-end sales load or the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period) is deducted from the initial $1,000 purchase payment;

     (b)  All dividends and distributions are reinvested at net asset value; and

     (c) Complete redemption occurs at the end of the 1-, 5-, or 10-year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.

                                Acquired Funds

                                                         Average Annual Total Returns
                                                        (Periods Ended June 30, 2001)
                             -------------------------------------------------------------------------------------
                                  One        Three       Five         Ten
                                  Year       Years       Years       Years      Since Inception      Year to Date
                               ---------  -----------  ----------  ---------   -----------------    -------------
NAF Stock Index Fund
Class A......................    -20.26%      N/A         N/A         N/A            2.11% (1)          -12.30%
Class B......................    -20.20%      N/A         N/A         N/A            1.93% (1)          -12.02%
Class C......................        N/A      N/A         N/A         N/A          -20.46% (2)           -8.11%
Institutional Class I*               N/A      N/A         N/A         N/A               N/A(1)              N/A

NAF Science & Technology Fund
Class A......................    -51.69%      N/A         N/A         N/A          -47.67% (3)          -29.98%
Class B......................    -51.74%      N/A         N/A         N/A          -47.80% (3)          -29.74%
Class C......................        N/A      N/A         N/A         N/A          -50.73% (4)          -26.77%
Institutional Class I........    -48.63%      N/A         N/A         N/A          -45.19% (3)          -25.66%

NAF Aggressive Growth
LifeStyle Fund
Class A......................    -21.54%      N/A         N/A         N/A            4.30% (1)          -15.72%
Class B......................    -21.34%      N/A         N/A         N/A            5.02% (1)          -15.30%
Class C......................        N/A      N/A         N/A         N/A          -17.41% (5)          -11.75%
Institutional Class I........    -16.62%      N/A         N/A         N/A            6.68% (1)          -10.37%

NAF Moderate Growth
LifeStyle Fund
Class A......................    -14.23%      N/A         N/A         N/A            4.55% (1)          -11.31%
Class B......................    -13.94%      N/A         N/A         N/A            5.40% (1)          -10.86%
Class C......................        N/A      N/A         N/A         N/A          -12.32% (4)           -7.19%
Institutional Class I........     -8.97%      N/A         N/A         N/A            6.95% (1)           -5.81%

NAF Conservative Growth
LifeStyle Fund
Class A......................     -9.70%      N/A         N/A         N/A            4.61% (1)           -8.75%
Class B......................     -9.39%      N/A         N/A         N/A            5.40% (1)           -8.38%
Class C......................        N/A      N/A         N/A         N/A           -6.59% (6)           -4.71%
Institutional Class I........     -4.16%      N/A         N/A         N/A            6.96% (1)           -3.18%

___________________
* No Class I performance is shown for the NAF Stock Index Fund, because no Class I shares are currently outstanding for this Fund.

(1)  Since 11/2/98.
(2)  Since 7/17/00.
(3)  Since 3/1/00.
(4)  Since 7/12/00.
(5)  Since 8/10/00.
(6)  Since 7/20/00.

     For the periods shown above, AGAM waived certain fees in respect of the NAF Stock Index Fund and NAF Science & Technology Fund. Absent such waivers, the returns shown above would be lower.

Shareholder Rights

     Shareholder rights are the same in all of the Funds. Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and cast one vote per share on certain Fund matters, including the election of directors, changes in fundamental policies, or approval of changes in the Fund's investment advisory agreement. Corresponding Shares issued in the Reorganizations will be fully paid and nonassessable and will have no preemptive rights. In the event of the liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

     The Funds are not required to hold annual meetings and do not intend to do so except when certain matters, such as a change in a Fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish, for the purpose of voting on the removal of any Fund trustee/director.

Tax Information

     The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Taxes" in the Acquired Funds Prospectuses and "Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectuses.

Portfolio Transactions

     The procedures for engaging in portfolio transactions are generally the same for the Acquired Funds and the Acquiring Funds. Each of the Acquired Funds' subadvisers and SAAMCo may consider the nature and extent of research services provided when brokers are selected and may cause a Fund to pay such broker-dealer's commissions that exceed those that other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided. For further discussion of these procedures, see "Portfolio Brokerage" in the Acquired Funds Statement and "Portfolio Transactions and Brokerage" in the Acquiring Funds Statements.

Portfolio Turnover

     None of the Funds has placed a limit on its portfolio turnover and portfolio changes are made when the Fund's investment adviser (or subadviser) believes they are advisable, usually without reference to the length of time that a security has been held.

Additional Information

     Independent Auditors
     --------------------

     Currently ____________________ serves as the independent auditors of the NAF Science & Technology Fun and each of the Acquiring Funds, while _________ serves as the independent auditors of the NAF Stock Index Fund and each of the NAF Growth Lifestyle Funds. If the Reorganizations are completed, it is currently anticipated that _____________________ will serve as the independent auditors of the Combined Funds. The principal business address of______________ ______________________ is___________________.

     Custodian
     ---------

     State Street acts as the custodian of the assets of the Acquired Funds and Acquiring Funds. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the custodian of the Combined Funds. The principal business address of State Street is 1776 Heritage Drive, North Quincy, Massachusetts 02171.

     Transfer Agent
     --------------

     Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts 02184 serves as the transfer agent with respect to each Acquired Fund. State Street, 1776 Heritage Drive, North Quincy, Massachusetts 02171 serves as the transfer agent with respect to each Acquiring Fund. Transfer agent functions are performed for State Street by National Financial Data Services, P.O. Box 219572, Kansas City, MO 64121-5972, an affiliate of State Street. Each transfer agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts for the respective Fund. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the transfer agent of the Combined Funds.

     Capital Stock
     -------------

     Each Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into four classes designated Class A, Class B, Class C and Institutional Class
I. Each Acquiring Fund is authorized to issue one hundred million (100,000,000) shares of common stock, par value $0.0001 per share, divided into four classes designated Class A, Class B, Class II and Class I. See "-- Shareholder Rights" above and "Capital Stock" in the Acquired Funds Statement and "Description of Shares" in the Acquiring Funds Statements for further discussion of the rights and preferences attributable to shares of each Acquired Fund and each Acquiring Fund, respectively. See "Summary -- Fee Tables" above and "Section II: Fees and Expenses" (in the case of Class A, Class B and Class C shares) and "Section
II: Fees and Expenses of the North American Funds -- Institutional Class I Shares" (in the case of Institutional Class I shares) in the Acquired Funds Prospectuses and "Fund Highlights -- What are the Fund's Expenses?" in the Acquiring Funds Prospectuses for further discussion on the expenses attributable to shares of the Acquired Funds and the Acquiring Funds, respectively. See "-- Terms of the Plans -- Issuance and Distribution of Corresponding Shares" for a description of the classes of Corresponding Shares to be issued in the Reorganizations.

     North American Funds is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of North American Funds contains an express disclaimer of shareholder liability for acts or obligations of each Acquired Fund and provides for indemnification and reimbursement of expenses out of that Fund's property for any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations. Given the above limitations on shareholder personal liability and the nature of the Acquired Funds' assets and operations, the possibility that a Fund would be unable to meet its obligations is remote, and each of the Acquired Funds believes that the risk of a personal liability to shareholders is also therefore remote. SunAmerica Strategic Investment Series, Inc. is a corporation organized under Maryland law. In contrast to the laws governing Massachusetts business trusts as described above, there is no provision under Maryland law governing corporations providing for shareholder liability for obligations of a corporation.

     Shareholder Inquiries
     ---------------------

     Shareholder inquiries with respect to the Acquired Funds may be addressed to each Acquired Fund at 286 Congress Street, Boston, Massachusetts 02210 or by calling toll free 1-800-872-8037. Shareholder inquiries with respect to the Acquiring Funds may be addressed to each Acquiring Fund at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204 or by calling toll free 1-800-858-8850.

                               THE REORGANIZATIONS

General

     Under each Plan, the applicable Acquiring Fund will acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Acquired Fund solely in exchange for an equal aggregate value of Corresponding Shares of such Acquiring Fund. Upon receipt by an Acquired Fund of Corresponding Shares, such Acquired Fund will distribute such Corresponding Shares to its shareholders, as described below. All issued and outstanding shares of the Acquired Funds will be cancelled, and each Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following consummation of the respective Reorganization.

     Generally, the assets transferred by an Acquired Fund to the respective Acquiring Fund will include all investments of such Acquired Fund held in its portfolio as of the Valuation Time (as defined in the Plans) and all other assets of such Acquired Fund as of such time.

     In the course of each Reorganization, each holder, if any, of Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the respective Acquiring Fund. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations.

     Each Acquired Fund will distribute the Corresponding Shares received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders' proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund's shareholders will have the same aggregate net asset value as each such shareholder's interest in such Acquired Fund as of the Valuation Time. See "-- Terms of the Plans -- Valuation of Assets and Liabilities" for information concerning the calculation of net asset value.

     Since the Corresponding Shares will be issued at net asset value in exchange for the net assets of an Acquired Fund having a value equal to the aggregate net asset value of the shares of such Acquired Fund as of the Valuation Time, the net asset value per share of the respective Acquiring Fund should remain virtually unchanged solely as a result of the applicable Reorganization. Thus, the Reorganizations should not result in dilution of the net asset value of the Acquired Funds or the Acquiring Funds immediately following consummation of the Reorganizations. However, as a result of the Reorganizations, a shareholder of an Acquired Fund would hold a smaller percentage of ownership in the respective Acquiring Fund than he or she did in the Acquired Fund prior to the Reorganizations. In addition, a shareholder of an Acquired Fund may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

     If the shareholders of the Acquired Funds approve the Reorganizations at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place during the fourth calendar quarter of 2001. One Reorganization is not dependent on the consummation of any other Reorganization. If an Acquired Fund's shareholders do not approve the respective Reorganization, the NAF Board will consider other possible courses of action which may be in the best interests of shareholders.

Terms of the Plans

     The following is a summary of the significant terms of the Plans. This summary is qualified in its entirety by reference to the Plans, a form of which is attached hereto as Exhibit II.

     Valuation of Assets and Liabilities
     -----------------------------------

     The respective assets and liabilities of the Acquired Funds and the Acquiring Funds will be valued as of the Valuation Time. The assets in each Fund will be valued according to the procedures set forth under "Transaction Policies -- Valuation of Shares" and "Determination of Net Asset Value" in the Acquiring Funds Prospectuses and the Acquiring Funds Statements, respectively. Purchase orders for an Acquired Fund's shares which have not been confirmed as of the Valuation Time will be treated as assets of such Acquired Fund for purposes of the respective Reorganization; redemption requests with respect to an Acquired Fund's shares which have not settled as of the Valuation Time will be treated as liabilities of such Acquired Fund for purposes of the respective Reorganization.

     Issuance and Distribution of Corresponding Shares
     -------------------------------------------------

     On the next full business day following the Valuation Time (the "Closing Date"), each Acquiring Fund will issue to the respective Acquired Fund a number of full and fractional Corresponding Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Fund as of the Valuation Time. Such Acquired Fund will then distribute the Corresponding Shares received by it pro rata to its shareholders of record as of the Valuation Time in exchange for such shareholders' proportional interests in such Acquired Fund. Such issuance and distribution will be done as follows: each holder, if any, of Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the respective Acquiring Fund. The Corresponding Shares received by an Acquired Fund's shareholder will have the same aggregate net asset value as such shareholder's interest in such Acquired Fund as of the Valuation Time.

     Expenses
     --------

     All costs of the Reorganizations will be borne by AIG or an affiliate thereof, regardless of whether the Reorganizations are consummated. No portion of the expenses of the Reorganizations will be borne directly or indirectly by the Funds or their shareholders.

     Required Approvals
     ------------------

     The completion of each Reorganization is conditioned upon, among other things, the receipt of certain regulatory approvals. In addition, the Declaration of Trust of North American Funds (as amended to date) requires approval of each Reorganization by the affirmative vote of the respective Acquired Fund's shareholders representing no less than a majority of the outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.

     Amendments and Conditions
     -------------------------

     The Plans may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Acquired Fund and Acquiring Fund pursuant to the respective Plan are subject to various conditions, including the requisite approval of the respective Reorganization by such Acquired Fund's shareholders, the receipt of an opinion of counsel as to tax matters and the confirmation by the respective Acquired Fund and Acquiring Fund of the continuing accuracy of their respective representations and warranties contained in such Plan.

     Termination, Postponement and Waivers
     -------------------------------------

     Each Plan may be terminated, and the respective Reorganization abandoned at any time, whether before or after adoption thereof by the respective Acquired Fund's shareholders, prior to the Closing Date or the Closing Date may be postponed: (i) by mutual agreement of the NAF Board and the SunAmerica Board;
(ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations

     In approving the Reorganizations, based upon their evaluation of all relevant information, and after meeting with counsel to the NAF Independent Trustees regarding the legal issues involved, the NAF Board considered that, following each Reorganization, shareholders of an Acquired Fund will remain invested in a mutual fund which has substantially the same investment objective and similar, though not identical, investment techniques. In addition, the NAF Board considered the following, among other things:

  .  Terms and conditions of the Reorganizations.

  . The fact that the Acquiring Funds will assume substantially all the liabilities of the respective Acquired Funds.

  . The gross and net expense ratios of the Acquired Funds before the Reorganizations and the estimated expense ratios of the Combined Funds on a pro forma basis after the Reorganizations.

  . The relative annual rates of advisory fees payable by the Acquired Funds and the Combined Funds.

  . The fact that the Reorganizations would not result in dilution of Acquired Fund shareholders' interests.

  . That fact that AGAM has agreed to waive fees or reimburse expenses for the NAF Stock Index Fund and the NAF Science & Technology Fund, but there is no assurance that the current fee waivers and expense reimbursements would continue after February 28, 2002.

  . The fact that SAAMCo has contractually agreed to waive fees or reimburse expenses for certain classes of shares of the SunAmercia Stock Index Fund and SunAmerica Science & Technology Fund.

  . The investment experience, expertise and resources of SAAMCo and other service providers to the Acquiring Funds in the areas of distribution, investment, and shareholder services.

  . The service and distribution resources available to the Acquiring Funds and compatibility of the Fund's service features available to shareholders.

  . The fact that each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code.

  . The fact that AIG or an affiliate thereof will bear all expenses relating to the Reorganizations.

  . The effect of the Reorganizations on Acquired Fund shareholders and the value of their interests.

  . Alternatives available to Acquired Fund shareholders, including the ability to redeem their shares.

     The NAF Board also identified and considered certain potential benefits to shareholders that are likely to result from the Reorganizations, including benefits to Acquired Fund Shareholders from becoming shareholders in the SunAmerica Mutual Funds complex. Because SunAmerica has broad distribution channels, it is possible that the asset base of each Combined Fund will increase over the long term, which would tend to result in a lower overall operating expenses. Of course, there is no guarantee that such increases in the asset base would in fact occur. Another advantage to shareholders identified by the NAF Board with respect to each of the NAF Growth LifeStyle Funds is the immediate expected reduction in total combined annual expenses (as a percentage of net assets) that would be borne by shareholders of these Funds following the Reorganization as a result of the relatively lower operating expenses of the SunAmerica Underlying Funds.

     The table below sets forth the total net assets of each of the Acquiring Funds and each of the Acquired Funds, in each case as of April 30, 2001, as well as the net assets of each of the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed on such date. Each of the Acquiring Funds is newly created and has not yet commenced operations. Accordingly, each of the Acquiring Funds had no assets as of such date.

                                                  Total Net Assets
                                                  as of April 30, 2001
NAF Stock Index Fund              SunAmerica Stock Index Fund                 Pro Forma Stock Index Combined Fund
 Class A    $ 8,374,116              Class A           N/A                        Class A         $ 8,374,116
 Class B    $24,812,313              Class B           N/A                        Class B         $24,812,313

                                                  Total Net Assets
                                                  as of April 30, 2001
 Class C    $ 1,269,806              Class II          N/A                        Class C         $ 1,269,806
 Institutional                       Class I           N/A                        Class I         $         0
  Class I   $         0                  Total         N/A                            Total       $34,456,235
   Total    $34,456,235

NAF Science & Technology Fund     SunAmerica Science & Technology Fund        Pro Forma Science & Technology Combined
 Class A    $ 3,887,416              Class A           N/A                     Fund
 Class B    $13,463,381              Class B           N/A                        Class A         $ 3,887,416
 Class C    $ 1,336,929              Class II          N/A                        Class B         $13,463,381
 Institutional                       Class I           N/A                        Class II        $ 1,336,929
  Class I   $   332,897                   Total        N/A                        Class I         $   332,897
   Total    $19,020,623                                                               Total       $19,020,623

NAF Aggressive Growth LifeStyle   SunAmerica Aggressive Growth LifeStyle      Pro Forma Aggressive Growth LifeStage
 Fund                              Fund                                        Combined Fund
 Class A    $ 3,720,436              Class A           N/A                        Class A         $ 3,720,436
 Class B    $14,011,636              Class B           N/A                        Class B         $14,011,636
 Class C    $   181,147              Class II          N/A                        Class II        $   181,147
 Institutional                       Class I           N/A                        Class I         $ 5,322,847
  Class I   $ 5,322,847                  Total         N/A                            Total       $23,236,066
   Total    $23,236,066

NAF Moderate Growth LifeStyle     SunAmerica Moderate Growth LifeStage Fund   Pro Forma Moderate Growth LifeStage
 Fund                                Class A           N/A                     Combined Fund
 Class A    $ 4,208,417              Class B           N/A                        Class A         $ 4,208,417
 Class B    $13,585,890              Class II          N/A                        Class B         $13,585,890
 Class C    $   599,878              Class I           N/A                        Class II        $   599,878
 Institutional                           Total         N/A                        Class I         $ 7,553,467
  Class I   $ 7,553,467                                                               Total       $25,947,652
   Total    $25,947,652

NAF Conservative Growth           SunAmerica Conservative Growth LifeStage    Pro Forma Conservative Growth LifeStage
 LifeStyle Fund                    Fund                                        Combined Fund
 Class A    $ 3,364,276              Class A           N/A                        Class A         $ 3,364,276
 Class B    $10,098,087              Class B           N/A                        Class B         $10,098,087
 Class C    $   536,973              Class C           N/A                        Class II        $   536,973
 Institutional                       Class I           N/A                        Class I         $ 5,112,079
  Class I   $ 5,112,079                  Total         N/A                            Total       $19,111,415
   Total    $19,111,415

     The NAF Board also considered the fees and expenses applicable to the Acquiring Funds and the Acquired Funds, especially the fact that the fees and net expenses (total combined annual expenses, in the case of the Growth LifeStage Funds) applicable to Acquired Fund shareholders will not increase after the Reorganizations. This is because the fees and net expenses (total combined annual expenses, in the case of the Growth LifeStage Funds) of each Combined Fund are generally expected to be the same as those of the corresponding Acquired Fund, with the exception of the Growth LifeStage Combined Funds for which total combined annual expenses are expected to be lower than those of the corresponding Acquired Funds. To illustrate this, see the total and net operating expenses (total combined annual expenses, in the case of the Growth LifeStage Funds), as a percentage of net assets, for the Acquired Funds and the Acquiring Funds as of April 30, 2001, and the total and net operating expenses (total combined annual expenses, in the case of the Growth LifeStage Funds), as a percentage of net assets, for the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed as of such date, under "Fee Tables" above. In addition, because SunAmerica has broad distribution channels, it is also possible that the asset base for the Combined Funds will increase over the long term, which would tend to result in a lower overall operating expense ratio. Of course, there is no guarantee that such increases in asset base would in fact occur.

     In addition to the potential economies of scale which may be realized through combination of the Funds, the NAF Board also considered the advantage of eliminating the competition and duplication of effort inherent in marketing funds having similar investment objectives.

     AGAM is contractually obligated to provide the fee reductions and expense reimbursements referenced in footnote [5] under "Fee Tables" above through February 28, 2002. If shareholders do not approve the Reorganizations, each Acquired Fund will continue with its current fee structure except that there is no assurance that AGAM would continue to provide such fee reductions and reimbursements to the NAF Stock Index Fund and NAF Science & Technology Fund past this date. If shareholders approve the Reorganizations, the respective Combined Funds' expense structure will apply. It should be noted that the Combined Fund expense waivers and fee reimbursements will continue indefinitely subject to termination by the SunAmerica Board, including a majority of the SunAmerica Independent Directors. SunAmerica may not increase such ratios, which are contractually required by agreement with the SunAmerica Board, without the approval of the SunAmerica Board, including a majority of the SunAmerica Independent Directors.

     Based on the foregoing, together with other factors and information considered to be relevant and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the NAF Board concluded that the Reorganizations present no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In connection with the approval of the Reorganizations, the NAF Board also approved directed brokerage arrangements with certain brokers to reduce the costs that might otherwise be incurred to align the portfolio of each of the Acquired Funds with those of the respective Acquiring Fund to facilitate a smooth transition upon consummation of the Reorganizations. Because the Acquired Funds and the Acquiring Funds have substantially similar investment objectives and similar investment strategies, it is not anticipated that the securities held by an Acquired Fund will be sold in significant amounts in order to comply with the objectives and investment policies of the respective Acquiring Fund in connection with the applicable Reorganization. The Acquired Funds will not dispose of assets to an extent or in a manner that would jeopardize the tax-free nature of the Reorganizations under the Code. However, the disposition of assets by an Acquired Fund may result in the realization of taxable gains or losses by Acquired Fund shareholders.

     In approving the Reorganizations, the NAF Board, including all of the NAF Independent Trustees, determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, also determined that the interests of the shareholders of each Acquired Fund would not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time. Consequently, the NAF Board approved the Plans and directed that each Plan be submitted to the shareholders of each respective Acquired Fund for approval.

     The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the respective Plan.

     The SunAmerica Board has also approved the Plans on behalf of the Acquiring Funds.

Federal Income Tax Consequences of the Reorganizations

     General
     -------

     Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of each Reorganization, each of the Acquired Funds and Acquiring Funds will receive an opinion of Shearman & Sterling, counsel to the Acquiring Funds, substantially to the effect that, among other things, for Federal income tax purposes, upon consummation of each Reorganization (i) no gain or loss will be recognized by an Acquired Fund or an Acquiring Fund as a result of its respective Reorganization, (ii) no gain or loss will be recognized by a shareholder of an Acquired Fund upon his or her receipt of Corresponding Shares in the respective Reorganization solely in exchange for his or her shares of such Acquired Fund, (iii) each Acquired Fund and Acquiring Fund will be a "party to a reorganization," (iv) the holding period of the assets of an Acquired Fund acquired by the respective Acquiring Fund will include the period during which such assets were held by the Acquired Fund,
(v) the holding period for Corresponding Shares of an Acquiring Fund received by each shareholder of the respective Acquired Fund in exchange for its shares in the Acquired Fund will include the period during which such shareholder held shares of the Acquired Fund (provided the Acquired Fund shares were held as capital assets on the date of the exchange), and (vi) immediately after a Reorganization, the tax basis of the Corresponding Shares received by shareholders of the respective Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of such Acquired Fund surrendered in exchange therefor. Shearman & Sterling's opinion will be based upon certain representations made by the parties to the Reorganizations.

     An opinion of counsel does not have the effect of a private letter ruling from the Internal Revenue Service ("IRS") and is not binding on the IRS or any court. If a Reorganization is consummated but fails to qualify as a reorganization within the meaning of Section 368 of the Code, the Reorganization would be treated as a taxable sale of assets followed by a taxable liquidation of the respective Acquired Fund, and the Acquired Fund shareholders would recognize a taxable gain or loss equal to the difference between their basis in the Acquired Fund shares and the fair market value of the Corresponding Shares received.

     To the extent an Acquiring Fund has unrealized capital gains at the time of the respective Reorganization, the respective Acquired Fund's shareholders may incur taxable gains in the year that such Acquiring Fund realizes and distributes those gains. This will be true notwithstanding that the unrealized gains were reflected in the price of such Acquiring Fund's shares at the time they were exchanged for assets of such Acquired Fund in the respective Reorganization. Conversely, shareholders of an Acquiring Fund would share in unrealized capital gains of the respective Acquired Fund after the respective Reorganization and bear a tax consequence on the subsequent realization of such gains. Shareholders should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the foreign, state, local and other tax consequences of the Reorganizations.

     Status as a Regulated Investment Company
     ----------------------------------------

     The Acquired Funds have elected and qualified, and each Acquiring Fund intends to qualify and continue to qualify, to be taxed as regulated investment companies under Sections 851-855 of the Code, and after the Reorganizations, the Combined Funds intend to operate so as to qualify as regulated investment companies. An Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following the consummation of the applicable Reorganization.

Capitalization

     The following table sets forth the capitalization of each Acquired Fund and each Acquiring Fund as of April 30, 2001, and the capitalization of each Combined Fund, on a pro forma basis, as if the Reorganizations had occurred on that date. As a newly created portfolio of SunAmerica Strategic Investment Series, Inc., each Acquiring Fund had no assets as of such date.

                                       NAF Stock Index Fund                        SunAmerica Stock Index Fund*
                                                                  Institutional
                        Class   A      Class   B      Class   C     Class I**   Class A  Class B  Class II   Class I
                        ----------    -----------    -----------    ---------   -------  -------  --------   -------
Total Net Assets       $ 8,374,116    $24,812,213    $ 1,269,806    $      0      N/A      N/A      N/A        N/A
Shares                     758,061      2,254,865        116,080           0      N/A      N/A      N/A        N/A
 Outstanding
Net Asset Value        $     11.05    $     11.00    $     10.94    $      0      N/A      N/A      N/A        N/A
 Per Share

                         Pro Forma Stock Index Combined Fund

                     Class   A     Class   B      Class   II     Class I
                    -----------    ---------      ----------     -------
Total Net Assets    $ 8,374,116   $24,812,313    $ 1,269,806       $ 0
Shares                  758,061     2,254,865        116,080       $ 0
 Outstanding
Net Asset Value     $     11.05   $     11.00    $     10.94       $ 0
 Per Share


                          NAF Science & Technology Fund                               SunAmerica Science & Technology Fund*

                                                                Institu-
                                                                 tional
                    Class   A     Class   B      Class   C       Class  I       Class   A     Class   B      Class   II     Class  I
                    ---------     ---------      ---------      ---------       ---------     ---------      ----------     --------
Total Net Assets    $3,887,416    $13,463,381    $1,336,929    $332,897            N/A            N/A            N/A           N/A
Shares                 779,767      2,726,669       277,392      66,676            N/A            N/A            N/A           N/A
Outstanding
Net Asset Value          $4.99          $4.94         $4.82       $4.99            N/A            N/A            N/A           N/A
 Per Share

                       Pro Forma Science & Technology Combined Fund
                    Class   A     Class   B      Class  II     Class  I
                    ---------     ---------      ---------     --------
Total Net Assets    $3,887,416    $13,463,381    $1,336,929    $ 332,897
Shares                 779,767      2,726,669       277,392       66,676
Outstanding
Net Asset Value          $4.99          $4.94         $4.82        $4.99
 Per Share


                          NAF Aggressive Growth LifeStyle Fund                         SunAmerica Aggressive Growth LifeStage Fund*
                                                                Institu-
                                                                 tional
                    Class   A     Class   B      Class   C     Class  I       Class   A     Class   B      Class   II     Class  I
                    ---------     ---------      ---------     --------       ---------     ---------      ----------     --------
Total Net Assets     $3,720,436   $14,011,636    $181,147      $5,322,847        N/A           N/A             N/A           N/A
Shares                  408,408     1,535,560      19,700         583,083        N/A           N/A             N/A           N/A
Outstanding
Net Asset Value           $9.11         $9.12       $9.20           $9.13        N/A           N/A             N/A           N/A
 Per Share



                           Pro Forma Aggressive Growth LifeStage
                                    Combined Fund
                    Class   A     Class   B      Class  II     Class  I
                    ---------     ---------      ---------     --------
Total Net Assets    $3,720,436    $14,011,636    $181,147      $ 5,322,847
Shares                 408,408      1,535,560      19,700          583,083
Outstanding
Net Asset Value          $9.11          $9.12       $9.20            $9.13
 Per Share

                               NAF Moderate Growth LifeStyle Fund                  SunAmerica Moderate Growth
                                                                                         LifeStage Fund*
                                                             Institutional
                          Class A      Class B    Class C       Class I        Class A  Class B  Class II  Class I
                          -------      -------    -------       -------        -------  -------  --------  -------
Total Net Assets       $4,208,417  $13,585,890   $599,878    $7,553,467          N/A      N/A       N/A      N/A

Shares Outstanding        433,247    1,395,980     61,564       778,228          N/A      N/A       N/A      N/A

Net Asset Value        $     9.71  $      9.73   $   9.74    $     9.71          N/A      N/A       N/A      N/A
Per Share

                             Pro Forma Moderate Growth LifeStage
                                        Combined Fund

                          Class A      Class B   Class II       Class I
                          -------      -------   --------       -------
Total Net Assets       $4,208,417  $13,585,890   $599,878    $7,553,467
Shares Outstanding        433,247    1,395,980     61,564       778,228
Net Asset Value        $     9.71  $      9.73   $   9.74    $     9.71
 Per Share
                                      NAF Conservative Growth                        SunAmerica Conservative Growth
                                          LifeStyle Fund                                     LifeStage Fund*
                                                              Institutional
                         Class A       Class B    Class C        Class I       Class A  Class B  Class II  Class I
                        ---------      -------    -------        -------       -------  -------  --------  -------
Total Net Assets       $3,364,276  $10,098,087   $536,973    $5,112,079          N/A      N/A      N/A       N/A

Shares Outstanding        343,639    1,026,961     54,503       521,695          N/A      N/A      N/A       N/A

Net Asset Value        $     9.79  $      9.83   $   9.85    $     9.80          N/A      N/A      N/A       N/A
Per Share

                           Pro Forma Conservative Growth LifeStage
                                        Combined Fund


                          Class A      Class B   Class II       Class I
                          -------      -------   --------       -------
Total Net Assets       $3,364,276  $10,098,087   $536,973    $5,112,079
Shares Outstanding        343,639    1,026,961     54,503       521,695
Net Asset Value        $     9.79  $      9.83   $   9.85    $     9.80
 Per Share

____________

     *  The Acquiring Funds were not operating at April 30, 2001.

     ** No Class I information is shown for the NAF Stock Index Fund, because no
        Class I shares are currently outstanding for this Fund.

        The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the applicable Reorganization.

                                    GENERAL
                                    -------

                      INFORMATION CONCERNING THE MEETING

Date, Time and Place of Meeting

     The Meeting will be held on November 7, 2001, at the principal executive offices of North American Funds, 286 Congress Street, Boston, Massachusetts 02210, at 10:00 a.m., Eastern time.

Solicitation, Revocation and Use of Proxies

     A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of North American Funds or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person.

     All shares represented by properly executed proxies received at or prior to the Meeting, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the New Investment Advisory Agreement, the New Subadvisory Agreement (if applicable) and the respective Plan.

     It is not anticipated that any matters other than the approval of the New Agreements and approval of the respective Plan will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

     Only holders of record of shares of the Acquired Funds at the close of business on September 17, 2001 (the "Record Date") are entitled to vote at the Meeting or any adjournment thereof. The following chart sets forth the shares of each class of the Acquired Funds issued and outstanding and entitled to vote at the close of business on the Record Date.

                                                                                             Institutional
                                           Class A Shares  Class B Shares   Class C Shares  Class I Shares
                                           --------------  ---------------  --------------  --------------
 NAF Stock Index Fund
 NAF Science & Technology Fund
 NAF Aggressive Growth LifeStyle Fund
 NAF Moderate Growth LifeStyle Fund
 NAF Conservative Growth LifeStyle Fund

Security Ownership of Certain Beneficial Owners and Management of the Funds

     To the knowledge of each Fund, as of August 31, 2001, the following shareholders, if any, owned beneficially or of record more than 5% of the outstanding voting securities of such Fund:

 Name of Fund                            Name and Address of        Percentage and type of     Percentage of class of shares After
                                         Shareholder                ownership                  Reorganization on a pro forma basis*

 NAF Stock Index Fund                    [Insert shareholder(s)]    [Insert % and type of      [Insert %]
                                                                    ownership]

 NAF Science & Technology Fund           [Insert shareholder(s)]    [Insert % and type of      [Insert %]
                                                                    ownership]

 Name of Fund                            Name and Address of        Percentage and type of      Percentage of class of shares After
                                         Shareholder                ownership                   Reorganization on a pro forma basis
 NAF Aggressive Growth LifeStyle Fund    [Insert shareholder(s)]    [Insert % and type of       [Insert %]
                                                                    ownership]

 NAF Moderate Growth LifeStyle Fund      [Insert shareholder(s)]    [Insert % and type of       [Insert %]
                                                                    ownership]

 NAF Conservative Growth LifeStyle Fund  [Insert shareholder(s)]    [Insert % and type of       [Insert %]
                                                                    ownership]

 SunAmerica Aggressive Growth            [Insert shareholder(s)]    [Insert % and type of       [Insert %]
 LifeStage Fund                                                     ownership]

 SunAmerica Moderate Growth LifeStage    [Insert shareholder(s)]    [Insert % and type of       [Insert %]
 Fund                                                               ownership]

 SunAmerica Conservative Growth          [Insert shareholder(s)]    [Insert % and type of       [Insert %]
 LifeStage Fund                                                     ownership]

____________

* Assuming that [shareholder] owns the same number of shares of the [Fund] on the date of consummation of the applicable Reorganization as on August 31, 2001.

     At August 31, 2001, the directors and officers of North American Funds as a group (___ persons) owned an aggregate of less than 1% of the outstanding shares of each Acquired Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of North American Funds. [confirm]

     At August 31, 2001, the directors and officers of SunAmerica Strategic Investment Series, Inc. as a group (___ persons) owned an aggregate of less than 1% of the outstanding shares of each Acquiring Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of SunAmerica Strategic Investment Series, Inc. [confirm]

Voting Rights and Required Vote

     Each share of an Acquired Fund is entitled to one vote with fractional shares voting proportionally. Shareholders of each Acquired Fund vote separately on whether to approve the New Agreements and approval with respect to one Acquired Fund is not dependent on approval with respect to any other Acquired Fund. Shareholders of each applicable Acquired Fund also vote separately on whether to approve the New Subadvisory Agreement, and approval with respect to one Acquired Fund is not dependent on approval with respect to any other Acquired Fund. Approval of the Plan with respect to one Acquired Fund is not dependent on approval of the Plan with respect to any other Acquired Fund. Approval of the New Agreements and each Plan with respect to an Acquired Fund requires the affirmative vote of a majority of the outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.

     Broker-dealer firms holding shares of any of the Acquired Funds in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Broker-dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the Plans. Each of the Acquired Funds will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders exists. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has declined to vote on any proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. Assuming the presence of a quorum, abstentions and broker non-votes will have the same effect as a vote against approval of the New Investment Advisory Agreement or of the applicable Plan, as the case may be.

     A quorum for each Acquired Fund for purposes of the Meeting consists of thirty percent of the shares of such Acquired Fund entitled to vote at the Meeting, present in person or by proxy. If, by the time scheduled for each Meeting, a quorum of the applicable Acquired Fund's shareholders is not present or if a quorum is present but sufficient votes in favor of approval of the New Agreements or of the applicable Plan are not received from the shareholders of the applicable respective Acquired Fund, the persons named as proxies may propose one or more adjournments of such Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of less than thirty percent of the shares of the applicable Acquired Fund present in person or by proxy and entitled to vote at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such Acquired Fund.

     The votes of shareholders of the Acquiring Funds are not being solicited by this Proxy Statement and Prospectus and are not required to carry out the respective Reorganizations.

                            ADDITIONAL INFORMATION

     The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by AIG or an affiliate thereof. Such expenses are currently estimated to be approximately $______ in the aggregate.

     AIG or an affiliate thereof will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to beneficial owners of the Acquired Funds and will reimburse certain persons that it may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners.

     In order to obtain the necessary quorums at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Acquired Funds. North American Funds has retained Georgeson Shareholder, 17 State Street, New York, New York 10004 to aid in the solicitation of proxies at a cost estimated not to exceed $4,000, plus out-of-pocket expenses. The cost of soliciting proxies will be borne by AIG or an affiliate thereof.

     This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which North American Funds and SunAmerica Strategic Investment Series, Inc. have filed on behalf of their respective Funds with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

     The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and in accordance therewith file reports and other information with the Commission. Proxy material, reports and other information filed by the Funds (or by North American Funds on behalf of the Acquired Funds or SunAmerica Strategic Investment Series, Inc. on behalf of the Acquiring Funds) can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the New York Regional Office of the Commission at Seven World Trade Center, New York, New York 10048. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the Statements of Additional Information and Prospectuses of the Acquired Funds and Acquiring Funds, as well as other material incorporated by reference and other information regarding the Funds.

                               LEGAL PROCEEDINGS

     There are no material legal proceedings to which any of the Funds is a party.

                                LEGAL OPINIONS

     Certain legal matters in connection with the issuance of Corresponding Shares have been passed upon by Robert M. Zakem, Esq., General Counsel for SAAMCo. Certain tax matters in connection with the Reorganizations will be passed upon for the Acquiring Funds by Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, counsel for the Acquiring Funds.

                                    EXPERTS

     The financial highlights of the Acquired Funds and Acquiring Funds included in this Proxy Statement and Prospectus have been so included in reliance on the reports of _________________, independent auditors, given on their authority as experts in auditing and accounting. The principal business address of _________________ is_________________.



                             SHAREHOLDER PROPOSALS

     A shareholder proposal intended to be presented at any subsequent meeting of shareholders of an Acquired Fund must be received by such Acquired Fund in a reasonable time before the solicitation by the Board of Trustees of North American Funds relating to such meeting is to be made in order to be considered in such Acquired Fund's proxy statement and form of proxy relating to the meeting. If proposal Nos. 2(a)-(e) are approved at the Meeting, there will likely not be any future shareholders meetings of the Acquired Funds.

                                    By Order of the Board of Trustees of North
                                    American Funds

                                    John I. Fitzgerald

                                    _____________________________________
                                    Secretary, North American Funds

                             SUBJECT TO COMPLETION
                      STATEMENT OF ADDITIONAL INFORMATION

                 SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
                         733 Third Avenue, Third Floor
                              New York, NY  10017
                               [(800) 858-8850]
                                   _________

          This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statements and Prospectuses (the "Proxy Statements and Prospectuses"), each dated September __, 2001, which have been filed by SunAmerica Strategic Investment Series, Inc. (sometimes referred to herein as the "Registrant"). Copies of the Proxy Statements and Prospectuses may be obtained at no charge by writing to the Registrant at the address indicated above or by calling toll-free [(800)-858-8850]. This Statement of Additional Information has been incorporated by reference into each Proxy Statement and Prospectus.

          Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statements and Prospectuses.

          Further information about the Acquiring Funds is contained in the Acquiring Funds' Preliminary Prospectuses and combined Preliminary Statements of Additional Information, each dated August 9, 2001. Further information about the Acquired Funds is contained in the Acquired Funds' Prospectuses and Statements of Additional Information, each dated March 1, 2001, the Annual Report to Shareholders of the Acquired Funds for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders of the Acquired Funds for the six months ended April 30, 2001.

          The following documents are incorporated herein by reference and accompany this Statement of Additional Information:

              . The Prospectuses of the Acquiring Funds, each dated September __, 2001.

              . The Preliminary Statements of Additional Information of the Acquiring Funds, each dated September __, 2001.

              .  The Prospectus of the Acquired Funds, dated March 1, 2001.

              . The Statement of Additional Information of the Acquired Funds, dated March 1, 2001.

              . The Annual Report to Shareholders of the Acquired Funds for the year ended October 31, 2000.

              . The Semi-Annual Report to Shareholders of the Acquired Funds for the six months ended April 30, 2001.

          The date of this Statement of Additional Information is September __, 2001. The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the prospectuses and combined statements of additional information of the Funds, other material incorporated by reference and other information regarding the Funds.

                               TABLE OF CONTENTS

General Information ..................................................................................   B-3

Financial Statements .................................................................................   B-4

  The date of this Statement of Additional Information is September __, 2001

                              GENERAL INFORMATION

     The shareholders of each separate investment portfolio of North American Funds, a Massachusetts business trust, set forth below (each an "Acquired Fund", collectively, the "Acquired Funds"), are being asked to approve or disapprove on behalf of each Acquired Fund (other than, in the case of the New Subadvisory Agreement, the NAF Science & Technology Fund, which has a different subadviser than the other Acquired Funds): (i) a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds, the terms of which are the same in all material respects to the previous investment advisory agreement with AGAM, and
(ii) a new subadvisory agreement (the "New Subadvisory Agreement") between AGAM and American General Investment Management, L.P. ("AGIM"), the terms of which are the same in all material respects to the previous subadvisory agreement with AGIM. In addition, Shareholders of the Acquired Funds are being asked to approve or disapprove an Agreement and Plan of Reorganization (each, a "Plan") between each of the Acquired Funds and each investment portfolio of SunAmerica Strategic Investment Series, Inc., a Maryland corporation, set forth below (each, an "Acquiring Fund," and collectively, the "Acquiring Funds").

------------------------------------------------------------------------------------------------------------------------------------
Acquired Fund                                                                        Acquiring Fund
-------------                                                                        --------------
------------------------------------------------------------------------------------------------------------------------------------
Stock Index Fund (the "NAF Stock Index Fund")                                        SunAmerica Stock Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Science & Technology Fund (the "NAF Science & Technology Fund")                      SunAmerica Science & Technology Fund
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth LifeStyle Fund (the "NAF Aggressive Growth LifeStyle Fund")        SunAmerica Aggressive Growth LifeStage Fund
------------------------------------------------------------------------------------------------------------------------------------
Moderate Growth LifeStyle Fund (the "NAF Moderate Growth LifeStyle Fund")            SunAmerica Moderate Growth LifeStage Fund
------------------------------------------------------------------------------------------------------------------------------------
Conservative Growth LifeStyle Fund (the "NAF Conservative Growth LifeStyle Fund")    SunAmerica Conservative Growth LifeStage Fund
------------------------------------------------------------------------------------------------------------------------------------

     Each Plan provides for the acquisition by an Acquiring Fund of substantially all of the assets, and assumption of substantially all of the liabilities, of the respective Acquired Fund, solely in exchange for an equal aggregate value of newly issued shares (the "Corresponding Shares") of such Acquiring Fund. Each such transaction is referred to herein as a "Reorganization" and collectively, as the "Reorganizations." Immediately thereafter, and as part of the respective Reorganization, such Acquired Fund will distribute the Corresponding Shares received in such Reorganization to its shareholders. The consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization. The Acquired Funds and the Acquiring Funds are sometimes collectively referred to herein as the "Funds."

     Shareholders will receive the same class of corresponding shares as the shares of the respective Acquired Fund held by them immediately prior to the applicable Reorganization, although the name of the class may be different. For example, if a shareholder owns Class C shares of an Acquired Fund, he or she will receive Class II shares of the respective Acquiring Fund since the Acquiring Funds do not have a class of shares called Class C. The aggregate net asset value of the Corresponding Shares will equal the aggregate net asset value of a shareholder's Acquired Fund shares. This means that a shareholder may end up with a different number of shares compared to the number that he or she originally held, but the total dollar value of the shares will be the same.

     A Joint Special Meeting of the Acquired Funds' shareholders to consider the New Investment Advisory Agreement and the Reorganizations will be held at the offices of North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001, at 10 A.M., Eastern Time. The approximate mailing date of the Proxy Statement and Prospectus is September [27], 2001.

     For further information about the Reorganizations, see the Proxy Statements and Prospectuses.

                              FINANCIAL STATEMENTS

     Unaudited pro forma financial statements reflecting consummation of each Reorganization are included herein.

Acquired Funds

     Audited financial statements and accompanying notes for the fiscal year ended October 31, 2000 for the Acquired Funds and the independent auditor's reports thereon are incorporated herein by reference from the Acquired Funds' Annual Report to Shareholders, which accompany this Statement of Additional Information. Unaudited financial statements and accompanying notes for the six months ended April 30, 2001 for the Acquired Funds are incorporated herein by reference from the Acquired Funds' Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information.

                                     PART C
                               OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

          Reference is made to Article VII of the Registrant's By-Laws which is set forth below.

     VII Indemnification of Directors, Officers, Employees And Agents

          (a) The Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Registrant or any of its shareholders) by reason of the fact that he is or was a Director, officer, employee or agent of the Registrant. The indemnification shall be against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement, actually and reasonably incurred by him in connection with the action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal action or proceedings, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that, the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal action or proceeding, had reasonable cause to believe\ that his conduct was unlawful.

          (b) The Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or on behalf of the Registrant or any of its shareholders to obtain a judgment or decree in its favor by reason of the fact that he is or was a Director, officer, employee or agent of the Registrant. The indemnification shall be against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of the action or suit, if acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant; except that such indemnification shall preclude payment upon any liability, whether or not there is an adjudication of liability, arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as described in Section 17(h) and (i) of the Investment Company Act of 1940 (the "Investment Company Act").

          (c) To the extent that a Director, officer, employee or agent of the Registrant has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) or (b) or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

          (d) (1) Unless a court orders otherwise, any indemnification under subsections (a) or (b) above may be made by the Registrant only as authorized in the specific case after a determination that indemnification of the Director, officer, employee or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) or (b).

          (2)   The determination shall be made:

          (i) by the Directors, by a majority vote of a quorum which consists of Directors who were not parties to the action, suit or proceeding; or

          (ii) if the required quorum is not obtainable, or if a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion; or

          (iii) by the Shareholders.

          (3) Notwithstanding the provisions of Article VII of the Registrant's By-Laws, no person shall be entitled to indemnification for any liability, whether or not there is an adjudication of liability, arising by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of duties as described in Section

17(h) and (i) of the Investment Company Act ("Disabling Conduct"). A person shall be deemed not liable by reason of Disabling Conduct if, either:

               (i) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the person to be indemnified ("Indemnitee") was not liable by reason of Disabling Conduct; or

               (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, is made by either:

                     (A) a majority of a quorum of Directors who are neither "interested persons" of the Registrant, as defined in section 2(a)(19) of the Investment Company Act, nor parties to the action, suit or proceeding;

                     (B)  an independent legal counsel in a written opinion.

               (e) Expenses, including attorneys' fees, incurred by a Director, officer, employee or agent of the Registrant in defending a civil or criminal action, suit or proceeding may be paid by the Registrant in advance of the final disposition thereof if:

               (1)   authorized in the specific case by the Directors; and

               (2) the Registrant receives an undertaking by or on behalf of the Director, officer, employee or agent of the Registrant to repay the advance if it is not ultimately determined that such person is entitled to be indemnified by the Registrant; and

               (3)   either,

               (i)   such person provides a security for his undertaking; or

               (ii) the Registrant is insured against losses by reason of any lawful advances; or

               (iii) a determination, based on a review or readily available facts, that there is reason to believe that such person ultimately will be found entitled to indemnification, is made by either

                     (A) A majority of a quorum which consists of Directors who are neither "interested persons" of the Registrant, as defined in section 2(a)(19) of the Investment Company Act, nor parties to the action, suit or proceeding; or

                     (B)  an independent legal counsel in a written opinion.

               (f) The indemnification provided by Article VII of the Registrant's By-Laws shall not be deemed exclusive of any other rights to which a person may be entitled under any by-law, agreement, vote of Shareholders or disinterested Directors or otherwise, both as to action in his official capacity and as to action in another application while holding office, and shall continue as to a person who has ceased to be a Director, officer, employee or agent and inure to the benefit of the heirs, executors and administrators of such person; provided that no person may satisfy any right of indemnity or reimbursement granted herein or to which he may be otherwise entitled except out of the property of the Registrant, and no Shareholder, as such, shall be personally liable with respect to any claim for indemnity or reimbursement or otherwise.

               (g) The Registrant may purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Registrant, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such. However, in no event will the Registrant pay that portion of insurance premiums, if any, attributable to coverage which would indemnify any officer or Director against liability for Disabling Conduct.

          (h) Nothing contained in Section 7.01 of the Registrant's By-laws shall be construed to protect any Director or officer of the Registrant against any liability to the Registrant or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          Reference is made to Section 8 of the Registrant's Articles of Incorporation which provides that Directors shall provide for indemnification by the Registrant of any person who is, or has been a Director, officer, employee or agent of the Registrant against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Director, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof, in such manner as the Directors may provide from time to time in the By-Laws of the Registrant.

          The words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          Reference is made to Section [5] of the Distribution Agreement (the "Distribution Agreement") between SunAmerica Capital Services, Inc. (the "Distributor") and the Registrant which is set forth below:

     (a) The Registrant will indemnify and hold harmless the Distributor and each person, if any, who controls the Distributor within the meaning of the Investment Company Act against any losses, claims, damages or liabilities to which the Distributor or such controlling person may become subject, under the Investment Company Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement Additional Information or any other written sales material prepared by the Registrant or the separate investment portfolios of the Registrant (the " Funds") which is utilized by the Distributor in connection with the sale of shares of beneficial interest of a Fund (the "Shares") or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or (in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information) necessary to make the statement therein not misleading or (in the case of such other sales material) necessary to make the statements therein not misleading in the light of the circumstances under which they were made; and will reimburse the Distributor and each such controlling person for any legal or other expenses reasonably incurred by the Distributor or such controlling person in connection with investigating or defending any such loss, claim, damage, liability or action; provided, however, that the Registrant or the Funds will not be liable in any such case to the extent that any such loss, claim, damage or liability arises out of or is based upon any untrue statement or alleged untrue statement or omission or alleged omission made in such Registration Statement, Prospectus or Statement of Additional Information in conformity with written information furnished to the Registrant by the Distributor specifically for use therein; and provided, further, that nothing in the Distribution Agreement shall be so construed as to protect the Distributor against any liability to the Registrant or the Funds, or the security holders of the Funds to which the Distributor would otherwise be subject by reason of Disabling Conduct. This indemnity provision will be in addition to any liability which the Registrant may otherwise have.

     (b) The Distributor will indemnify and hold harmless the Registrant, each of its Directors and officers and each person, if any, who controls the Registrant within the meaning of the Investment Company Act, against any losses, claims, damages or liabilities to which the Registrant or any such Director, officer or controlling person may become subject under the Investment Company Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement of Additional Information or any sales material not prepared by the Registrant or the Funds which is utilized in connection with the sale of the Shares or arise out of or are based upon the omissions or the alleged omission to state therein a material fact required to be stated therein or (in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information) necessary to make the statement therein not misleading or (in the case of such other sales material) necessary to make the statement therein not misleading in the light of the circumstances under which they were made, in the case of the Registrant's Registration Statement, Prospectus and

Statement of Additional Information to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in conformity with written information furnished to the Registrant by the Distributor specifically for use therein; and the Distributor will reimburse any legal or other expensed reasonably incurred by the Registrant or any such Director, officer or controlling person in connection with investigating or defending any such loss, claim, damage, liability or action. This indemnity provision will be in addition to any liability which the Distributor may otherwise have.

          Reference is made to Section 7 of the Investment Advisory and Management Agreement (the "Advisory Agreement") between the Registrant and SunAmerica Asset Management Corp. ("SAAMCo") which is set forth below.

          7. Liability of Adviser. In the absence of Disabling Conduct on the part of SAAMCo (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with SAAMCo) SAAMCo shall not be subject to liability to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement, including without limitation, any error of judgment or mistake of law or for any loss suffered by any of them in connection with the matters to which the Advisory Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Except for such Disabling Conduct, the Registrant shall indemnify SAAMCo (and its officers, directors, partners, agents, employees, controlling persons, shareholders and any other person or entity affiliated with SAAMCo) (collectively, the "Indemnified Parties") from any liability arising from SAAMCo's conduct under the Advisory Agreement.

          Indemnification to SAAMCo or any of its personnel or affiliates shall be made when (i) a final decision on the merits rendered, by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of Disabling Conduct or, (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of Disabling Conduct, by (a) the vote of a majority of a quorum of the Directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act nor parties to the proceeding ("disinterested, non-party Directors") or (b) an independent legal counsel in a written opinion. The Registrant may, by vote of a majority of the disinterested, non-party Directors advance attorneys' fees or other expenses incurred by an Indemnified Party in defending a proceeding upon the undertaking by or on behalf of the Indemnified Party to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following: (1) the person to be indemnified shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party Directors or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16:  EXHIBITS.

     (1) (a) Articles of Incorporation of Registrant. Incorporated by reference to Exhibit (a) to the Registrant's initial Registration Statement on Form N-1A, filed on December 22, 1998.

          (b)  Articles Supplementary dated June 7, 2000.***

          (c) Articles Supplementary dated [_____], 2001. To be filed by amendment.

     (2)  By-Laws of Registrant.*

     (3)  Not applicable.

     (4) Form of Agreement and Plan of Reorganization. To be filed by amendment.

     (5) Instruments Defining Rights of Shareholders. Incorporated by reference to Exhibits (a) and (b) above.

     (6) (a) Investment Advisory and Management Agreement between the Registrant and SunAmerica Asset Management Corp. ("SAAMCo"). To be filed by amendment.

          (b) Subadvisory Agreement between the Registrant and J.P. Morgan Investment Management, Inc. ("J.P. Morgan")*

          (c) Subadvisory Agreement between the Registrant and T. Rowe Price Associates, Inc. ("T. Rowe Price"). To be filed by amendment.

          (d) Subadvisory Agreement between the Registrant and American General Investment Management, L.P. ("AGIM"). To be filed by Amendment.

     (7) (a) Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc.*

          (b)  [Form of] Selling Agreement. To be filed by amendment.

     (8)  Disinterested Directors Retirement Plan*

     (9) Custodian Contract between the Registrant and State Street Bank and Trust Company.*

    (10)  (a)  Distribution Plan pursuant to Rule 12b-1 (Class A Shares).**

          (b)  Distribution Plan pursuant to Rule 12b-1 (Class B Shares).**

          (c)  Plan pursuant to Rule 12b-1 (Class II Shares).**

          (d)  Rule 18f-3 Plan.  To be filed by amendment.

    (11)  Opinion and Consent of Robert M. Zakem, Esq. To be filed by amendment.

    (12)  (a)  Opinion and consent of Shearman & Sterling, counsel to the
               Registrant, regarding certain tax matters relating to the Reorganization between the Stock Index Fund of North American Funds and the SunAmerica Stock Index Fund of SunAmerica Strategic Investment Series, Inc. To be filed by amendment.

          (b) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Science & Technology Fund of

               North American Funds and the SunAmerica Science & Technology Fund of SunAmerica Strategic Investment Series, Inc. To be filed by amendment.

          (c) Opinion and consent of Shearman & Sterling counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Aggressive Growth LifeStyle Fund of North American Funds and the SunAmerica Aggressive Growth LifeStage Fund of SunAmerica Strategic Investment Series, Inc. To be filed by amendment.

          (d) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax maters relating to the Reorganization between the Moderate Growth LifeStyle Fund of North American Funds and the SunAmerica Moderate Growth LifeStage Fund of SunAmerica Strategic Investment Series, Inc. To be filed by amendment.

          (e) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Conservative Growth LifeStyle Fund of North American Funds and the SunAmerica Conservative Growth LifeStage Fund of SunAmerica Strategic Investment Series, Inc. To be filed by amendment.

     (13) (a) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company.*

          (e) Service Agreement between the Registrant and SunAmerica Fund Services, Inc.*

          (f) Service Agreement between the Registrant and SunAmerica Capital Services, Inc. To be filed by amendment.

     (14) (a)  Auditor's Consent. To be filed by amendment.

          (b)  Auditor's Consent. To be filed by amendment.

     (15) Not Applicable.

     (16) Power of Attorney. To be filed by amendment.

     (17) (a) Prospectuses, dated September __, 2001 of SunAmerica Strategic Investment Series, Inc. (Class A shares, Class B shares, Class II shares and Class I shares).****

          (b) Prospectus dated March 1, 2001 of North American Funds (Class A shares, Class B Shares and Class C shares).*****

          (c) Prospectus dated March 1, 2001 of North American Funds (Institutional Class I shares.*****

          (d) Statements of Additional Information, each dated September __, 2001 of SunAmerica Strategic Investment Series, Inc.****

          (e) Statement of Additional Information dated March 1, 2001 of North American Funds.*****

          (f) Semi-Annual Report to Shareholders of North American Funds for the six-month period ended April 30, 2001.******

          (g) Annual Report to Shareholders of North American Funds for the year ended October 31, 2000.*******

          (h)  President's Letter. To be filed by amendment.

          (i)  Q&A. To be filed by amendment.

          (j)  Form of Proxy Cards. Filed herewith.

------------------
* Incorporated herein by reference to identically numbered Exhibit of the Registrant's Post-Effective Amendment #1 to Registration Statement on Form N-1A (File No. 333-69517), filed on February 26, 1999.

** Incorporated herein by reference to identically numbered Exhibit of the Registrant's Post-Effective Amendment #4 to Registration Statement on Form N-1A (File No. 333-69517), filed on June 14, 2000.

*** Incorporated herein by reference to identically numbered Exhibit of the Registrant's Post-Effective Amendment #5 to Registration Statement on Form N-1A (File No. 333-69517), filed on February 28, 2001.

**** Incorporated by reference to Registrant's Post-Effective Amendment #7 to Registration Statement on Form N-1A (File No. 333-69517), filed on August [15], 2001.

***** Incorporated by reference to North American Funds' Post-Effective Amendment #35 to Registration Statement on Form N-1A (File No. 333-27958), filed on March 1, 2001.

****** Incorporated by reference to North American Funds' Form N-30D (File No. 333-27958), filed on July 3, 2001.

******* Incorporated by reference to North American Funds' Form N-30D (File No. 333-27958), filed on January 17, 2001.

ITEM 17.  UNDERTAKINGS.

     (a) The undersigned Registrant agrees to prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (c) The undersigned Registrant undertakes to file, by post-effective amendment, the opinion of counsel received as to certain tax matters, within a reasonable time after receipt of such opinion.

                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the city of New York, and State of New York, on the 16/th/ day of August, 2001.

                              SUNAMERICA STRATEGIC INVESTMENT
                              SERIES, INC.
                              (Registrant)

                              By:  /s/ Peter A. Harbeck
                                   ------------------------
                                   Peter A. Harbeck,
                                   President and Trustee

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

     Signatures                    Title                                                      Date
     ----------                    -----                                                      ----
/s/ Peter A. Harbeck        President and Director (Principal Executive Officer)  August 16, 2001
-----------------------
Peter A. Harbeck

/s/ Peter C. Sutton
-----------------------     Treasurer (Principal Financial and Accounting Officer)        August 16, 2001
Peter C. Sutton


-----------------------             Director
S. James Coppersmith

/s/ Samuel M. Eisenstat
-----------------------             Director                                              August 16, 2001
Samuel M. Eisenstat

/s/ Stephen J. Gutman
-----------------------             Director                                              August 16, 2001
Stephen J. Gutman

/s/ Sebastiano Sterpa
-----------------------             Director                                              August 16, 2001
Sebastiano Sterpa

                                 EXHIBIT INDEX


Exhibit No.
-----------

        17.  (j)  Form of Proxy Cards.